USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (8.2%):
Activision Blizzard, Inc.	199,951	$14,864
Alphabet, Inc. Class A (a)	1,630,344	155,942
Alphabet, Inc. Class C (a)	1,457,905	140,178
AT&T, Inc.	1,937,598	29,723
Charter Communications, Inc. Class A (a)	30,141	9,143
Comcast Corp. Class A	1,185,441	34,769
Electronic Arts, Inc.	71,066	8,223
Endeavor Group Holdings, Inc. Class A (a)	48,952	992
Fox Corp. Class A	81,642	2,505
Fox Corp. Class B	37,595	1,071
Liberty Media Corp.-Liberty SiriusXM Class A (a)	25,598	975
Liberty Media Corp.-Liberty SiriusXM Class C (a)	53,530	2,019
Live Nation Entertainment, Inc. (a)	38,769	2,948
Match Group, Inc. (a)	76,946	3,674
Meta Platforms, Inc. Class A (a)	613,924	83,297
Netflix, Inc. (a)	118,499	27,899
Omnicom Group, Inc.	55,141	3,479
Paramount Global Class A	2,546	55
Paramount Global Class B (b)	157,157	2,992
Pinterest, Inc. Class A (a)	156,865	3,655
ROBLOX Corp. Class A (a)	102,318	3,667
Sirius XM Holdings, Inc. (b)	180,006	1,028
Snap, Inc. Class A (a)	280,628	2,756
Take-Two Interactive Software, Inc. (a)	41,698	4,545
The Trade Desk, Inc. Class A (a)	119,514	7,141
The Walt Disney Co. (a)	495,686	46,758
T-Mobile U.S., Inc. (a)	150,031	20,130
Twitter, Inc. (a)	172,702	7,571
Verizon Communications, Inc.	1,141,923	43,359
Warner Bros Discovery, Inc. (a)	600,492	6,906
Warner Music Group Corp. Class A	31,334	727
ZoomInfo Technologies, Inc. (a)	80,078	3,336
		676,327
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	63,706	7,192
Cisco Systems, Inc.	1,125,950	45,038
Motorola Solutions, Inc.	45,376	10,163
Ubiquiti, Inc.	1,150	337
		62,730
Consumer Discretionary (11.3%):
Airbnb, Inc. Class A (a)	103,084	10,828
Amazon.com, Inc. (a)	2,409,944	272,324
AutoZone, Inc. (a)	5,299	11,350
Best Buy Co., Inc.	54,490	3,451
Booking Holdings, Inc. (a)	10,935	17,968
CarMax, Inc. (a)	43,278	2,857
Chewy, Inc. Class A (a)(b)	25,167	773
Chipotle Mexican Grill, Inc. (a)	7,474	11,232
D.R. Horton, Inc.	84,089	5,663
Darden Restaurants, Inc.	33,914	4,284
Dollar General Corp.	61,333	14,711
Dollar Tree, Inc. (a)	60,281	8,204
Domino's Pizza, Inc.	9,660	2,997
DoorDash, Inc. Class A (a)	69,088	3,416
DraftKings, Inc. (a)(b)	103,668	1,570
eBay, Inc.	149,376	5,499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	34,081	$3,413
Expedia Group, Inc. (a)	40,926	3,834
Ford Motor Co.	1,073,859	12,027
General Motors Co.	396,445	12,722
Genuine Parts Co.	37,687	5,627
Hilton Worldwide Holdings, Inc.	73,088	8,816
Las Vegas Sands Corp. (a)	89,345	3,352
Lennar Corp. Class A	67,945	5,065
Lennar Corp. Class B	3,959	236
LKQ Corp.	73,840	3,482
Lowe's Cos., Inc.	168,772	31,697
Lucid Group, Inc. (a)(b)	145,550	2,033
Marriott International, Inc. Class A	75,893	10,636
McDonald's Corp.	200,042	46,158
MGM Resorts International	88,716	2,637
NIKE, Inc. Class B	340,158	28,274
NVR, Inc. (a)	839	3,345
O'Reilly Automotive, Inc. (a)	17,044	11,988
Pool Corp.	10,442	3,323
Rivian Automotive, Inc. Class A (a)	138,287	4,551
Ross Stores, Inc.	91,536	7,714
Starbucks Corp.	302,625	25,499
Target Corp.	125,148	18,571
Tesla, Inc. (a)	707,166	187,576
The Home Depot, Inc.	278,357	76,810
The TJX Cos., Inc.	315,697	19,611
Tractor Supply Co.	29,880	5,554
Ulta Beauty, Inc. (a)	13,788	5,532
VF Corp.	100,347	3,001
Yum! Brands, Inc.	77,367	8,227
		938,438
Consumer Staples (6.9%):
Albertsons Cos., Inc. Class A	41,929	1,042
Altria Group, Inc.	489,654	19,772
Archer-Daniels-Midland Co.	150,892	12,139
Brown-Forman Corp. Class B	82,582	5,498
Bunge Ltd.	40,888	3,376
Campbell Soup Co.	53,925	2,541
Church & Dwight Co., Inc.	66,048	4,718
Colgate-Palmolive Co.	227,840	16,006
Conagra Brands, Inc.	129,374	4,221
Constellation Brands, Inc. Class A	41,590	9,552
Costco Wholesale Corp.	120,443	56,882
General Mills, Inc.	162,369	12,439
Hormel Foods Corp.	78,712	3,577
Kellogg Co.	91,546	6,377
Keurig Dr Pepper, Inc.	231,029	8,275
Kimberly-Clark Corp.	91,801	10,331
McCormick & Co., Inc.	68,101	4,854
Mondelez International, Inc. Class A	372,664	20,433
Monster Beverage Corp. (a)	100,284	8,721
PepsiCo, Inc.	375,252	61,264
Philip Morris International, Inc.	421,498	34,989
Sysco Corp.	137,614	9,731
The Clorox Co.	33,489	4,300
The Coca-Cola Co.	1,164,126	65,214
The Estee Lauder Cos., Inc.	62,906	13,581
The Hershey Co.	39,934	8,804
The J.M. Smucker Co.	28,104	3,862
The Kraft Heinz Co.	299,856	10,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	192,615	$8,427
The Procter & Gamble Co.	649,732	82,029
Tyson Foods, Inc. Class A	76,383	5,036
Walgreens Boots Alliance, Inc.	195,047	6,124
Walmart, Inc.	383,768	49,775
		573,890
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	160,117	10,721
CDW Corp.	36,773	5,740
Corning, Inc.	206,862	6,003
Keysight Technologies, Inc. (a)	48,130	7,574
Teledyne Technologies, Inc. (a)	12,615	4,257
Trimble, Inc. (a)	67,339	3,654
Zebra Technologies Corp. (a)	13,941	3,653
		41,602
Energy (5.0%):
APA Corp.	88,759	3,035
Baker Hughes Co.	272,326	5,708
Cheniere Energy, Inc.	67,238	11,155
Chesapeake Energy Corp.	26,937	2,538
Chevron Corp.	532,237	76,466
ConocoPhillips	346,145	35,424
Continental Resources, Inc.	37,497	2,505
Coterra Energy, Inc.	211,992	5,537
Devon Energy Corp.	176,263	10,599
Diamondback Energy, Inc.	45,938	5,534
EOG Resources, Inc.	159,343	17,803
EQT Corp.	95,535	3,893
Exxon Mobil Corp.	1,133,201	98,940
Halliburton Co.	246,598	6,071
Hess Corp.	75,766	8,258
Kinder Morgan, Inc.	532,965	8,869
Marathon Oil Corp.	184,237	4,160
Marathon Petroleum Corp.	135,579	13,467
Occidental Petroleum Corp.	253,271	15,564
ONEOK, Inc.	120,289	6,164
Ovintiv, Inc.	68,433	3,148
Phillips 66	130,798	10,558
Pioneer Natural Resources Co.	62,948	13,630
Schlumberger NV	384,580	13,806
Targa Resources Corp.	60,370	3,643
Texas Pacific Land Corp.	2,099	3,730
The Williams Cos., Inc.	331,325	9,486
Valero Energy Corp.	107,123	11,446
		411,137
Financials (10.9%):
Aflac, Inc.	156,358	8,787
American Express Co.	203,852	27,502
American International Group, Inc.	206,761	9,817
Ameriprise Financial, Inc.	29,411	7,410
Apollo Global Management, Inc.	116,441	5,415
Arch Capital Group Ltd. (a)	97,358	4,434
Ares Management Corp. Class A	36,941	2,289
Arthur J. Gallagher & Co.	56,620	9,694
Bank of America Corp.	2,184,782	65,980
Berkshire Hathaway, Inc. Class A (a)	97	39,428
Berkshire Hathaway, Inc. Class B (a)	353,783	94,467
BlackRock, Inc.	40,371	22,215

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Blackstone, Inc.	188,881	$15,809
Brown & Brown, Inc.	63,745	3,855
Capital One Financial Corp.	103,318	9,523
Cincinnati Financial Corp.	42,421	3,800
Citigroup, Inc.	528,018	22,003
Citizens Financial Group, Inc.	133,419	4,584
CME Group, Inc.	97,726	17,310
Coinbase Global, Inc. Class A (a)(b)	41,351	2,667
Discover Financial Services	74,276	6,753
FactSet Research Systems, Inc.	10,327	4,132
Fifth Third Bancorp	184,710	5,903
First Citizens BancShares, Inc. Class A	3,139	2,503
First Republic Bank	48,835	6,375
Franklin Resources, Inc.	77,238	1,662
Huntington Bancshares, Inc.	388,219	5,117
Intercontinental Exchange, Inc.	150,329	13,582
JPMorgan Chase & Co.	789,408	82,493
KeyCorp	253,588	4,063
Loews Corp.	54,377	2,710
LPL Financial Holdings, Inc.	21,473	4,691
M&T Bank Corp.	47,273	8,335
Markel Corp. (a)	3,615	3,919
Marsh & McLennan Cos., Inc.	135,686	20,257
MetLife, Inc.	182,176	11,073
Moody's Corp.	49,894	12,130
Morgan Stanley	364,115	28,769
MSCI, Inc.	21,233	8,956
Nasdaq, Inc.	92,161	5,224
Northern Trust Corp.	55,528	4,751
Principal Financial Group, Inc.	67,089	4,840
Prudential Financial, Inc.	101,149	8,677
Raymond James Financial, Inc.	52,816	5,219
Regions Financial Corp.	254,067	5,099
Rocket Cos., Inc. Class A (b)	27,945	177
S&P Global, Inc.	90,680	27,689
State Street Corp.	99,958	6,078
SVB Financial Group (a)	15,904	5,340
Synchrony Financial	129,679	3,656
T. Rowe Price Group, Inc.	60,567	6,360
The Allstate Corp.	72,760	9,061
The Bank of New York Mellon Corp.	219,726	8,464
The Charles Schwab Corp.	459,669	33,036
The Goldman Sachs Group, Inc.	92,451	27,093
The Hartford Financial Services Group, Inc.	87,863	5,442
The PNC Financial Services Group, Inc.	111,515	16,663
The Progressive Corp.	159,042	18,482
The Travelers Cos., Inc.	64,527	9,886
Tradeweb Markets, Inc. Class A	28,929	1,632
Truist Financial Corp.	360,654	15,703
U.S. Bancorp	403,989	16,289
W.R. Berkley Corp.	56,982	3,680
Wells Fargo & Co.	1,031,351	41,481
		900,434
Health Care (14.7%):
Abbott Laboratories	471,404	45,613
AbbVie, Inc.	480,755	64,522
Agilent Technologies, Inc.	80,494	9,784
Align Technology, Inc. (a)	19,964	4,135
Alnylam Pharmaceuticals, Inc. (a)	32,307	6,467
AmerisourceBergen Corp.	41,702	5,644

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	145,451	$32,785
Avantor, Inc. (a)	177,774	3,484
Baxter International, Inc.	136,933	7,375
Becton Dickinson & Co.	77,546	17,280
Biogen, Inc. (a)	39,456	10,535
BioMarin Pharmaceutical, Inc. (a)	49,421	4,189
Bio-Rad Laboratories, Inc. Class A (a)	5,814	2,425
Bio-Techne Corp.	10,555	2,998
Boston Scientific Corp. (a)	385,371	14,925
Bristol-Myers Squibb Co.	580,587	41,274
Cardinal Health, Inc.	73,356	4,891
Catalent, Inc. (a)	45,978	3,327
Centene Corp. (a)	152,306	11,851
Cigna Corp.	81,303	22,559
CVS Health Corp.	356,961	34,043
Danaher Corp.	178,017	45,980
Dexcom, Inc. (a)	105,678	8,511
Edwards Lifesciences Corp. (a)	166,880	13,789
Elevance Health, Inc.	65,257	29,642
Eli Lilly & Co.	214,437	69,338
Gilead Sciences, Inc.	340,788	21,023
HCA Healthcare, Inc.	58,533	10,758
Hologic, Inc. (a)	67,200	4,336
Horizon Therapeutics PLC (a)	61,390	3,799
Humana, Inc.	34,066	16,529
IDEXX Laboratories, Inc. (a)	22,410	7,301
Illumina, Inc. (a)	42,770	8,160
Incyte Corp. (a)	59,875	3,990
Insulet Corp. (a)	18,681	4,285
Intuitive Surgical, Inc. (a)	96,129	18,018
IQVIA Holdings, Inc. (a)	50,205	9,094
Johnson & Johnson	714,885	116,784
Laboratory Corp. of America Holdings	24,580	5,034
McKesson Corp.	39,081	13,283
Merck & Co., Inc.	688,812	59,321
Mettler-Toledo International, Inc. (a)	6,058	6,568
Moderna, Inc. (a)	91,478	10,817
Molina Healthcare, Inc. (a)	15,639	5,158
PerkinElmer, Inc.	34,319	4,130
Pfizer, Inc.	1,526,029	66,779
Quest Diagnostics, Inc.	31,389	3,851
Regeneron Pharmaceuticals, Inc. (a)	27,977	19,273
ResMed, Inc.	39,415	8,604
Royalty Pharma PLC Class A	97,037	3,899
Seagen, Inc. (a)	49,648	6,793
Stryker Corp.	95,667	19,376
The Cooper Cos., Inc.	13,283	3,505
Thermo Fisher Scientific, Inc.	106,530	54,031
UnitedHealth Group, Inc.	254,336	128,450
Veeva Systems, Inc. Class A (a)	37,822	6,236
Vertex Pharmaceuticals, Inc. (a)	69,733	20,191
Waters Corp. (a)	16,280	4,388
West Pharmaceutical Services, Inc.	19,932	4,905
Zimmer Biomet Holdings, Inc.	57,050	5,965
Zoetis, Inc.	127,289	18,876
		1,220,876
Industrials (7.8%):
3M Co.	154,878	17,114
AMETEK, Inc.	61,799	7,009
Booz Allen Hamilton Holding Corp.	35,251	3,255

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	33,338	$3,211
Carlisle Cos., Inc.	13,919	3,903
Carrier Global Corp.	228,818	8,137
Caterpillar, Inc.	143,541	23,552
Cintas Corp.	23,387	9,079
Copart, Inc. (a)	58,162	6,188
CoStar Group, Inc. (a)	106,584	7,424
CSX Corp.	582,204	15,510
Cummins, Inc.	37,570	7,646
Deere & Co.	76,322	25,483
Delta Air Lines, Inc. (a)	174,343	4,892
Dover Corp.	38,642	4,505
Eaton Corp. PLC	108,300	14,443
Emerson Electric Co.	159,170	11,654
Equifax, Inc.	33,281	5,705
Expeditors International of Washington, Inc.	44,038	3,889
Fastenal Co.	156,258	7,194
FedEx Corp.	65,001	9,651
Fortive Corp.	95,749	5,582
Generac Holdings, Inc. (a)	17,009	3,030
General Dynamics Corp.	73,822	15,663
General Electric Co.	295,169	18,274
HEICO Corp.	9,928	1,429
HEICO Corp. Class A	20,080	2,302
Honeywell International, Inc.	183,181	30,586
Howmet Aerospace, Inc.	111,821	3,459
IDEX Corp.	20,522	4,101
Illinois Tool Works, Inc.	84,186	15,208
Ingersoll Rand, Inc.	109,623	4,742
J.B. Hunt Transport Services, Inc.	22,300	3,488
Jacobs Solutions, Inc.	34,349	3,727
Johnson Controls International PLC	185,418	9,126
L3Harris Technologies, Inc.	52,030	10,813
Leidos Holdings, Inc.	34,899	3,053
Lockheed Martin Corp.	72,096	27,850
Nordson Corp.	14,307	3,037
Norfolk Southern Corp.	63,863	13,389
Northrop Grumman Corp.	42,067	19,785
Old Dominion Freight Line, Inc.	26,137	6,502
Otis Worldwide Corp.	114,960	7,334
PACCAR, Inc.	92,656	7,754
Parker-Hannifin Corp.	34,564	8,375
Plug Power, Inc. (a)(b)	140,042	2,942
Quanta Services, Inc.	38,500	4,905
Raytheon Technologies Corp.	401,472	32,864
Republic Services, Inc.	55,838	7,596
Rockwell Automation, Inc.	31,388	6,752
Rollins, Inc.	64,268	2,229
Southwest Airlines Co. (a)	161,334	4,976
Stanley Black & Decker, Inc.	39,790	2,993
Textron, Inc.	56,939	3,317
The Boeing Co. (a)	161,460	19,550
TransDigm Group, Inc.	14,304	7,507
TransUnion	52,341	3,114
Uber Technologies, Inc. (a)	511,433	13,553
Union Pacific Corp.	169,799	33,080
United Parcel Service, Inc. Class B	198,992	32,145
United Rentals, Inc. (a)	18,839	5,089
Verisk Analytics, Inc.	42,251	7,205
W.W. Grainger, Inc.	12,311	6,022
Waste Management, Inc.	107,893	17,286

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	47,676	$3,878
Xylem, Inc.	48,992	4,280
		649,336
IT Services (4.2%):
Akamai Technologies, Inc. (a)	42,357	3,402
Automatic Data Processing, Inc.	111,851	25,300
Block, Inc. (a)	142,531	7,838
Broadridge Financial Solutions, Inc.	31,576	4,557
Cloudflare, Inc. Class A (a)	75,397	4,170
Cognizant Technology Solutions Corp. Class A	140,788	8,087
EPAM Systems, Inc. (a)	15,126	5,478
Fidelity National Information Services, Inc.	163,660	12,368
Fiserv, Inc. (a)	163,472	15,296
FleetCor Technologies, Inc. (a)	19,785	3,485
Gartner, Inc. (a)	19,355	5,355
Global Payments, Inc.	75,787	8,189
International Business Machines Corp.	245,580	29,177
Jack Henry & Associates, Inc.	19,619	3,576
Mastercard, Inc. Class A	231,996	65,966
MongoDB, Inc. (a)	17,933	3,561
Okta, Inc. (a)	40,043	2,277
Paychex, Inc.	87,096	9,773
PayPal Holdings, Inc. (a)	311,307	26,794
Snowflake, Inc. Class A (a)	74,809	12,715
SS&C Technologies Holdings, Inc.	60,328	2,881
VeriSign, Inc. (a)	28,878	5,016
Visa, Inc. Class A	444,569	78,978
		344,239
Materials (1.9%):
Air Products and Chemicals, Inc.	59,102	13,755
Albemarle Corp.	31,848	8,422
Avery Dennison Corp.	21,652	3,523
Ball Corp.	84,606	4,088
CF Industries Holdings, Inc.	53,637	5,163
Corteva, Inc.	195,391	11,167
Dow, Inc.	195,274	8,578
DuPont de Nemours, Inc.	136,198	6,864
Ecolab, Inc.	68,966	9,960
FMC Corp.	33,906	3,584
Freeport-McMoRan, Inc.	384,736	10,515
International Flavors & Fragrances, Inc.	69,321	6,296
International Paper Co.	97,449	3,089
Martin Marietta Materials, Inc.	16,790	5,408
Newmont Corp.	215,806	9,070
Nucor Corp.	70,466	7,539
Packaging Corp. of America	24,971	2,804
PPG Industries, Inc.	63,897	7,073
Southern Copper Corp.	23,123	1,037
Steel Dynamics, Inc.	46,660	3,310
The Mosaic Co.	93,879	4,537
The Sherwin-Williams Co.	64,835	13,275
Vulcan Materials Co.	36,136	5,699
Westlake Corp.	9,044	786
		155,542
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	43,923	6,157
American Tower Corp.	125,330	26,908
AvalonBay Communities, Inc.	38,021	7,003

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Camden Property Trust	28,386	$3,391
CBRE Group, Inc. Class A (a)	86,455	5,837
Crown Castle, Inc.	116,568	16,850
Digital Realty Trust, Inc.	78,148	7,751
Duke Realty Corp.	104,682	5,046
Equinix, Inc.	24,764	14,087
Equity LifeStyle Properties, Inc.	48,052	3,020
Equity Residential	100,223	6,737
Essex Property Trust, Inc.	17,531	4,246
Extra Space Storage, Inc.	35,683	6,163
Healthpeak Properties, Inc.	146,715	3,363
Host Hotels & Resorts, Inc.	192,383	3,055
Invitation Homes, Inc.	165,960	5,604
Iron Mountain, Inc.	78,246	3,440
Kimco Realty Corp.	164,805	3,034
Mid-America Apartment Communities, Inc.	31,075	4,819
Prologis, Inc.	199,300	20,249
Public Storage	42,003	12,299
Realty Income Corp.	167,922	9,773
SBA Communications Corp.	29,039	8,266
Simon Property Group, Inc.	88,119	7,909
Sun Communities, Inc.	32,862	4,447
UDR, Inc.	87,465	3,648
Ventas, Inc.	107,597	4,322
VICI Properties, Inc.	261,870	7,817
Welltower, Inc.	125,993	8,104
Weyerhaeuser Co.	201,292	5,749
WP Carey, Inc.	51,928	3,624
		232,718
Semiconductors & Semiconductor Equipment (4.7%):
Advanced Micro Devices, Inc. (a)	434,553	27,533
Analog Devices, Inc.	139,852	19,487
Applied Materials, Inc.	233,923	19,165
Broadcom, Inc.	107,914	47,915
Enphase Energy, Inc. (a)	35,727	9,913
Entegris, Inc.	40,098	3,329
First Solar, Inc. (a)	27,237	3,603
GLOBALFOUNDRIES, Inc. (a)(b)	19,078	922
Intel Corp.	1,116,443	28,771
KLA Corp.	38,557	11,668
Lam Research Corp.	36,875	13,496
Marvell Technology, Inc.	229,503	9,848
Microchip Technology, Inc.	147,219	8,985
Micron Technology, Inc.	299,951	15,028
Monolithic Power Systems, Inc.	11,959	4,346
NVIDIA Corp.	649,963	78,899
ON Semiconductor Corp. (a)	116,619	7,269
QUALCOMM, Inc.	305,350	34,498
Skyworks Solutions, Inc.	43,626	3,720
Teradyne, Inc.	42,629	3,204
Texas Instruments, Inc.	248,442	38,454
Wolfspeed, Inc. (a)	33,396	3,452
		393,505
Software (9.2%):
Adobe, Inc. (a)	125,979	34,669
ANSYS, Inc. (a)	23,674	5,249
Aspen Technology, Inc. (a)	17,939	4,273
Autodesk, Inc. (a)	58,693	10,964
Bill.com Holdings, Inc. (a)	26,796	3,547

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	73,722	$12,048
Citrix Systems, Inc.	34,146	3,551
Crowdstrike Holdings, Inc. Class A (a)	57,246	9,435
Datadog, Inc. Class A (a)	69,567	6,176
Fortinet, Inc. (a)	177,954	8,743
HubSpot, Inc. (a)	12,404	3,351
Intuit, Inc.	74,342	28,794
Microsoft Corp.	1,987,284	462,838
NortonLifeLock, Inc.	179,152	3,608
Oracle Corp.	417,789	25,514
Palantir Technologies, Inc. Class A (a)	464,443	3,776
Palo Alto Networks, Inc. (a)	79,731	13,059
Paycom Software, Inc. (a)	13,873	4,578
Paylocity Holding Corp. (a)	10,969	2,650
PTC, Inc. (a)	29,057	3,039
Roper Technologies, Inc.	28,824	10,366
Salesforce, Inc. (a)	263,748	37,938
ServiceNow, Inc. (a)	54,376	20,533
Splunk, Inc. (a)	40,257	3,027
Synopsys, Inc. (a)	41,161	12,575
Tyler Technologies, Inc. (a)	11,193	3,890
Unity Software, Inc. (a)(b)	51,470	1,640
VMware, Inc. Class A	60,959	6,490
Workday, Inc. Class A (a)	54,099	8,235
Zoom Video Communications, Inc. Class A (a)	56,626	4,167
Zscaler, Inc. (a)	22,758	3,741
		762,464
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc.	4,369,724	603,896
Dell Technologies, Inc. Class C	68,342	2,335
Hewlett Packard Enterprise Co.	349,861	4,191
HP, Inc.	273,520	6,816
NetApp, Inc.	59,100	3,656
Western Digital Corp. (a)	83,802	2,728
		623,622
Utilities (3.1%):
Alliant Energy Corp.	68,228	3,615
Ameren Corp.	69,548	5,602
American Electric Power Co., Inc.	139,687	12,076
American Water Works Co., Inc.	49,429	6,434
Atmos Energy Corp.	37,657	3,835
Avangrid, Inc.	18,923	789
CenterPoint Energy, Inc.	171,162	4,823
CMS Energy Corp.	78,904	4,595
Consolidated Edison, Inc.	96,413	8,268
Constellation Energy Corp.	87,981	7,319
Dominion Energy, Inc.	225,858	15,609
DTE Energy Co.	52,151	6,000
Duke Energy Corp.	209,340	19,473
Edison International	103,712	5,868
Entergy Corp.	55,309	5,566
Essential Utilities, Inc.	71,265	2,949
Evergy, Inc.	61,784	3,670
Eversource Energy	94,200	7,344
Exelon Corp.	269,659	10,102
FirstEnergy Corp.	155,365	5,749
NextEra Energy, Inc.	540,117	42,351
PG&E Corp. (a)	421,557	5,270
PPL Corp.	200,173	5,074
Public Service Enterprise Group, Inc.	135,643	7,627

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sempra Energy	85,460	$12,814
The AES Corp.	181,608	4,104
The Southern Co.	295,900	20,121
WEC Energy Group, Inc.	85,768	7,670
Xcel Energy, Inc.	148,730	9,519
		254,236
Total Common Stocks (Cost $3,209,343)		8,241,096

Collateral for Securities Loaned (0.2%)^
HSBC U.S. Government Money Market Fund I Shares, 2.91% (c)	12,763,817	12,764
Total Collateral for Securities Loaned (Cost $12,764)		12,764
Total Investments (Cost $3,222,107) — 99.7%		8,253,860
Other assets in excess of liabilities — 0.3%		28,781
NET ASSETS - 100.00%		$8,282,641

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	199	12/16/22	$39,714,537	$35,834,925	$(3,879,612)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(3,879,612)
	Total net unrealized appreciation (depreciation)				$(3,879,612)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (3.8%):
AdTheorent Holding Co., Inc. (a)	2,650	$6
Advantage Solutions, Inc. (a)	9,040	19
Altice USA, Inc. Class A (a)	23,327	136
AMC Entertainment Holdings, Inc. (a)(b)	58,682	409
AMC Networks, Inc. Class A (a)	3,141	64
Angi, Inc. Class A (a)	8,673	26
Anterix, Inc. (a)	2,086	75
Arena Group Holdings, Inc. The (a)	1,621	21
Atn International, Inc.	1,218	47
Ballantyne Strong, Inc. (a)	1,853	4
Bandwidth, Inc. Class A (a)	2,094	25
Boston Omaha Corp. Class A (a)	3,155	73
Bumble, Inc. Class A (a)	9,270	199
BuzzFeed, Inc. (a)	2,704	4
Cable One, Inc.	528	450
Cardlytics, Inc. (a)	3,623	34
Cargurus, Inc. (a)	10,028	142
Cars.com, Inc. (a)	7,012	81
Cinedigm Corp. Class A (a)	17,307	7
Cinemark Holdings, Inc. (a)	12,321	149
Clear Channel Outdoor Holdings, Inc. (a)	52,984	73
Cogent Communications Holdings, Inc.	4,852	253
comScore, Inc. (a)	8,146	13
Consolidated Communications Holdings, Inc. (a)	8,253	34
CuriosityStream, Inc. (a)	3,175	5
DallasNews Corp.	510	2
DHI Group, Inc. (a)	4,735	26
Dolphin Entertainment, Inc. (a)	924	2
EchoStar Corp. Class A (a)	3,748	62
Emerald Holding, Inc. (a)	2,431	8
Endeavor Group Holdings, Inc. Class A (a)	20,447	414
Entercom Communications Corp. (a)	13,153	5
Entravision Communications Corp. Class A	6,559	26
Eventbrite, Inc. Class A (a)	8,786	53
EverQuote, Inc. Class A (a)	2,174	15
FaZe Holdings, Inc. (a)(b)	2,964	29
Frontier Communications Parent, Inc. (a)	25,035	587
Gaia, Inc. (a)	1,469	4
Gannett Co., Inc. (a)	15,655	24
Getty Images Holdings, Inc. (a)	14,125	96
Globalstar, Inc. (a)(b)	83,844	133
Gogo, Inc. (a)	7,452	90
Gray Television, Inc.	8,448	121
Harte-Hanks, Inc. (a)	495	6
IAC, Inc. (a)	8,902	493
IDT Corp. Class B (a)	1,961	49
iHeartMedia, Inc. Class A (a)	13,388	98
Innovid Corp. (a)(b)	7,067	19
Integral Ad Science Holding Corp. (a)	3,536	26
Iridium Communications, Inc. (a)	12,831	569
IZEA Worldwide, Inc. (a)	6,715	5
John Wiley & Sons, Inc. Class A	4,876	183
KORE Group Holdings, Inc. (a)	4,587	9
Leafly Holdings, Inc. (a)	2,986	2
Lee Enterprises, Inc. (a)	509	9
Liberty Broadband Corp. Class A (a)	2,050	153
Liberty Broadband Corp. Class C (a)	13,921	1,027

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Liberty Media Corp.-Liberty Braves Class A (a)	1,113	$31
Liberty Media Corp.-Liberty Braves Class C (a)	4,248	117
Liberty Media Corp.-Liberty Formula One Class A (a)	2,531	133
Liberty Media Corp.-Liberty Formula One Class C (a)	22,505	1,317
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,692	407
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,360	843
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,146	9
Lions Gate Entertainment Corp. Class A (a)	6,243	46
Lions Gate Entertainment Corp. Class B (a)	13,519	94
LiveOne, Inc. (a)	8,516	6
Loyalty Ventures, Inc. (a)	2,206	3
Madison Square Garden Entertainment Corp. (a)	2,891	127
Madison Square Garden Sports Corp. (a)	1,745	238
Magnite, Inc. (a)	12,981	85
MediaAlpha, Inc. Class A (a)	2,582	23
Mediaco Holding, Inc. (a)	1,746	3
National CineMedia, Inc.	8,366	5
Nexstar Media Group, Inc. Class A	4,185	698
Nextdoor Holdings, Inc. (a)	11,852	33
NextPlay Technologies, Inc. (a)	8,701	2
Ooma, Inc. (a)	2,483	31
Outbrain, Inc. (a)(b)	3,164	12
Paramount Global Class A	1,063	23
Pinterest, Inc. Class A (a)	65,522	1,527
PubMatic, Inc. Class A (a)	4,361	73
QuinStreet, Inc. (a)	5,031	53
Reading International, Inc. Class A (a)	1,896	6
Reservoir Media, Inc. (a)	3,580	17
ROBLOX Corp. Class A (a)	42,733	1,532
Roku, Inc. (a)	13,709	773
Saga Communications, Inc. Class A	456	12
Salem Media Group, Inc. (a)	1,327	2
Scholastic Corp.	3,210	99
Sciplay Corp. Class A (a)	2,602	31
Shenandoah Telecommunications Co.	5,459	93
Shutterstock, Inc.	2,695	135
Sinclair Broadcast Group, Inc. Class A	4,814	87
Sirius XM Holdings, Inc. (b)	75,169	429
Skillz, Inc. (a)(b)	28,251	29
Snap, Inc. Class A (a)	117,190	1,151
Society Pass, Inc. (a)	1,959	3
Spok Holdings, Inc.	2,011	15
Stagwell, Inc. (a)	11,552	80
Starry Group Holdings, Inc. Class A (a)(b)	9,838	15
Super League Gaming, Inc. (a)	3,907	3
System1, Inc. (a)(b)	1,748	11
TechTarget, Inc. (a)	3,049	181
TEGNA, Inc.	25,081	519
Telephone & Data Systems, Inc.	11,249	156
The EW Scripps Co. Class A (a)	6,575	74
The Marcus Corp. (b)	2,465	34
The New York Times Co. Class A	18,412	529
The Trade Desk, Inc. Class A (a)	49,913	2,982
Townsquare Media, Inc. Class A (a)	1,111	8
Travelzoo (a)	850	4
TripAdvisor, Inc. (a)	11,107	245
Troika Media Group, Inc. (a)(b)	3,787	1
TrueCar, Inc. (a)	8,232	12
United States Cellular Corp. (a)	1,672	44
Urban One, Inc. (a)	1,013	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Urban One, Inc. (a)	2,247	$10
Vimeo, Inc. (a)	16,042	64
Vinco Ventures, Inc. (a)(b)	25,147	23
Warner Music Group Corp. Class A	13,086	304
WideOpenWest, Inc. (a)	5,978	73
World Wrestling Entertainment, Inc. Class A	4,818	338
Yelp, Inc. (a)	7,421	252
Zedge, Inc. Class B (a)	1,432	3
Ziff Davis, Inc. (a)	5,198	356
ZipRecruiter, Inc. (a)	4,552	75
ZoomInfo Technologies, Inc. (a)	33,441	1,393
		24,841
Consumer Discretionary (9.9%):
1-800-Flowers.com, Inc. Class A (a)	3,217	21
1stdibs.com, Inc. (a)	1,752	11
2U, Inc. (a)	8,357	52
Abercrombie & Fitch Co. (a)	5,279	82
Academy Sports & Outdoors, Inc.	8,963	378
Accel Entertainment, Inc. (a)	6,856	54
Acushnet Holdings Corp.	3,636	158
ADT, Inc. (b)	20,428	153
Adtalem Global Education, Inc. (a)	4,979	181
Airbnb, Inc. Class A (a)	43,058	4,523
aka Brands Holding Corp. (a)	1,753	3
Allbirds, Inc. Class A (a)(b)	10,523	32
American Axle & Manufacturing Holdings, Inc. (a)	12,355	84
American Eagle Outfitters, Inc. (b)	19,144	186
American Outdoor Brands, Inc. (a)	1,435	13
American Public Education, Inc. (a)	2,013	18
America's Car-Mart, Inc. (a)	658	40
Aramark	28,971	904
Arcimoto, Inc. (a)	4,178	6
Arhaus, Inc. (a)	2,284	16
Ark Restaurants Corp.	181	3
Arko Corp.	7,499	70
Asbury Automotive Group, Inc. (a)	2,487	376
Aspen Group, Inc. (a)	2,233	1
Aterian, Inc. (a)(b)	7,257	9
Autoliv, Inc.	9,890	659
AutoNation, Inc. (a)	4,068	414
AYRO, Inc. (a)	3,613	2
Bally's Corp. (a)	4,297	85
BARK, Inc. (a)	10,207	19
Barnes & Noble Education, Inc. (a)	3,447	8
Bassett Furniture Industries, Inc. (b)	977	15
Beazer Homes USA, Inc. (a)	3,302	32
Bed Bath & Beyond, Inc. (a)(b)	8,625	53
Big 5 Sporting Goods Corp. (b)	2,341	25
Big Lots, Inc. (b)	3,023	47
Biglari Holdings, Inc. Class B (a)	235	27
BJ's Restaurants, Inc. (a)	2,583	62
Bloomin' Brands, Inc.	9,734	178
Bluegreen Vacations Holding Corp.	1,261	21
Boot Barn Holdings, Inc. (a)	3,351	196
Bowlero Corp. (a)(b)	10,983	135
Boxed, Inc. (a)	5,431	5
Boyd Gaming Corp.	9,099	434
Bright Horizons Family Solutions, Inc. (a)	6,498	375
Brilliant Earth Group, Inc. (a)	1,205	7

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Brinker International, Inc. (a)	4,884	$122
Brunswick Corp.	8,360	547
Build-A-Bear Workshop, Inc.	1,460	19
BurgerFi International, Inc. (a)	1,541	4
Burlington Stores, Inc. (a)	7,443	833
Caleres, Inc.	3,934	95
Camping World Holdings, Inc. Class A	4,277	108
Canoo, Inc. (a)(b)	17,979	34
CarLotz, Inc. Class A (a)	8,725	3
CarParts.com, Inc. (a)	5,441	28
Carriage Services, Inc.	1,452	47
Carrols Restaurant Group, Inc. (a)	3,870	6
Carter's, Inc.	4,295	281
Carvana Co. (a)(b)	10,812	219
Cavco Industries, Inc. (a)	939	193
Cedar Fair, LP	5,829	240
Century Casinos, Inc. (a)	3,017	20
Century Communities, Inc.	3,225	138
Charles & Colvard Ltd. (a)	2,874	3
Chegg, Inc. (a)	13,922	293
Chewy, Inc. Class A (a)(b)	10,510	323
Chico's FAS, Inc. (a)	13,635	66
Choice Hotels International, Inc.	4,053	444
Churchill Downs, Inc.	3,766	694
Chuy's Holdings, Inc. (a)	2,118	49
Citi Trends, Inc. (a)	914	14
Clarus Corp. (b)	2,843	38
Columbia Sportswear Co.	3,666	247
Conn's, Inc. (a)	1,438	10
Contextlogic, Inc. Class A (a)(b)	53,244	39
Coursera, Inc. (a)	10,427	112
Cracker Barrel Old Country Store, Inc.	2,535	235
Cricut, Inc. Class A (a)(b)	4,316	40
Crocs, Inc. (a)	6,720	461
Crown Crafts, Inc.	1,017	6
Culp, Inc.	1,239	5
Dana, Inc.	16,115	184
Dave & Buster's Entertainment, Inc. (a)	5,313	165
Deckers Outdoor Corp. (a)	2,982	932
Delta Apparel, Inc. (a)	659	9
Denny's Corp. (a)	6,248	59
Designer Brands, Inc. Class A	5,775	88
Destination XL Group, Inc. (a)	6,590	36
Dick's Sporting Goods, Inc. (b)	5,999	628
Dillard's, Inc. Class A (b)	1,045	285
Dine Brands Global, Inc.	1,656	105
DoorDash, Inc. Class A (a)	28,858	1,427
Dorman Products, Inc. (a)	2,498	205
DraftKings, Inc. (a)(b)	43,291	655
Dream Finders Homes, Inc. Class A (a)	2,353	25
Drive Shack, Inc. (a)	9,020	6
Duluth Holdings, Inc. Class B (a)(b)	2,385	17
Duolingo, Inc. (a)	2,919	278
Dutch Bros, Inc. Class A (a)(b)	3,908	122
EBET, Inc. (a)(b)	1,269	2
Educational Development Corp.	721	2
El Pollo Loco Holdings, Inc. (a)	2,225	20
Envela Corp. (a)	825	4
Envirotech Vehicles, Inc. (a)	1,686	8
Escalade, Inc.	1,003	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ethan Allen Interiors, Inc.	2,588	$55
European Wax Center, Inc. Class A (b)	2,961	55
Everi Holdings, Inc. (a)	9,897	161
EVgo, Inc. (a)(b)	7,686	61
Express, Inc. (a)(b)	7,361	8
F45 Training Holdings, Inc. (a)(b)	5,258	16
Faraday Future Intelligent Electric, Inc. (a)(b)	16,480	10
FAT Brands, Inc. (b)	412	3
Fiesta Restaurant Group, Inc. (a)	2,714	17
First Watch Restaurant Group, Inc. (a)	1,342	19
Fisker, Inc. (a)(b)	18,509	140
Five Below, Inc. (a)	6,176	850
Flexsteel Industries, Inc.	445	7
Floor & Decor Holdings, Inc. Class A (a)	11,559	812
Foot Locker, Inc.	9,006	280
Fossil Group, Inc. (a)	5,296	18
Fox Factory Holding Corp. (a)	4,751	376
Franchise Group, Inc.	3,116	76
Frontdoor, Inc. (a)	9,253	189
Full House Resorts, Inc. (a)	3,708	21
Funko, Inc. Class A (a)	3,138	63
GameStop Corp. Class A (a)(b)	29,046	730
Genesco, Inc. (a)	1,396	55
Gentex Corp.	26,698	636
Gentherm, Inc. (a)	3,728	185
G-III Apparel Group Ltd. (a)	4,691	70
Global Business Travel Group I (a)	2,520	14
Golden Entertainment, Inc. (a)	2,200	77
GoPro, Inc. Class A (a)	14,406	71
Graham Holdings Co. Class B	423	228
Grand Canyon Education, Inc. (a)	3,557	293
Green Brick Partners, Inc. (a)	4,914	105
Group 1 Automotive, Inc.	1,704	243
Groupon, Inc. (a)(b)	2,199	18
Grove Collaborative Holdings (a)(b)	1,859	4
GrowGeneration Corp. (a)(b)	6,557	23
Guess?, Inc. (b)	3,462	51
H&R Block, Inc.	17,981	765
Hall of Fame Resort & Entertainment Co. (a)	8,814	5
Hamilton Beach Brands Holding Co. Class A	727	8
Hanesbrands, Inc.	39,224	273
Harley-Davidson, Inc.	16,431	573
Haverty Furniture Cos., Inc.	1,521	38
Helen of Troy Ltd. (a)	2,694	260
Hibbett, Inc.	1,338	67
Hilton Grand Vacations, Inc. (a)	9,489	312
Holley, Inc. (a)(b)	6,699	27
Hooker Furniture Corp.	1,288	17
Horizon Global Corp. (a)	2,387	3
Hovnanian Enterprises, Inc. Class A (a)	562	20
Hyatt Hotels Corp. Class A (a)	5,577	452
imedia Brands, Inc. (a)	1,912	1
Inspired Entertainment, Inc. (a)	2,766	24
Installed Building Products, Inc.	2,644	214
iRobot Corp. (a)(b)	2,999	169
J. Jill, Inc. (a)	496	8
Jack in the Box, Inc.	2,367	175
JAKKS Pacific, Inc. (a)	806	16
Jerash Holdings US, Inc.	602	3
JOANN, Inc.	1,296	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Johnson Outdoors, Inc. Class A	936	$48
KB Home	9,601	249
Kirkland's, Inc. (a)(b)	1,259	4
Kohl's Corp.	12,979	326
Kontoor Brands, Inc.	6,163	207
Koss Corp. (a)(b)	456	3
Krispy Kreme, Inc. (b)	7,414	85
Kura Sushi USA, Inc. Class A (a)	466	34
Lakeland Industries, Inc. (a)	820	9
Lands' End, Inc. (a)	1,504	12
Landsea Homes Corp. (a)	1,068	5
Latham Group, Inc. (a)	4,521	16
Laureate Education, Inc. Class A	11,218	118
La-Z-Boy, Inc.	4,838	109
Lazydays Holdings, Inc. (a)(b)	1,082	15
LCI Industries	2,772	281
Lear Corp.	6,741	807
Legacy Housing Corp. (a)	1,053	18
Leggett & Platt, Inc.	14,907	495
Lennar Corp. Class B	1,654	98
Leslie's, Inc. (a)	18,081	266
Levi Strauss & Co. Class A	10,562	153
LGI Homes, Inc. (a)	2,298	187
Life Time Group Holdings, Inc. (a)	5,063	49
Lifetime Brands, Inc.	1,352	9
Light & Wonder, Inc. (a)	10,603	455
Lincoln Educational Services Corp. (a)	2,587	14
Liquidity Services, Inc. (a)	3,071	50
Lithia Motors, Inc.	3,063	657
Lordstown Motors Corp. Class A (a)(b)	18,933	35
Luby S Incorpo (a)(c)(d)	2,351	4
Lucid Group, Inc. (a)(b)	60,782	849
Lumber Liquidators Holdings, Inc. (a)	3,197	22
Luminar Technologies, Inc. (a)(b)	23,985	175
M/I Homes, Inc. (a)	3,058	111
Macy's, Inc.	30,770	482
Malibu Boats, Inc. Class A (a)	2,281	109
Marine Products Corp.	971	8
MarineMax, Inc. (a)	2,395	71
Marriott Vacations Worldwide Corp.	4,104	500
MasterCraft Boat Holdings, Inc. (a)	2,008	38
Mattel, Inc. (a)	39,710	752
MDC Holdings, Inc.	6,464	177
Membership Collective Group, Inc. (a)(b)	4,046	19
Meritage Homes Corp. (a)	4,069	286
Mister Car Wash, Inc. (a)	8,637	74
Modine Manufacturing Co. (a)	5,610	73
Monarch Casino & Resort, Inc. (a)	1,502	84
Monro, Inc.	3,546	154
Motorcar Parts of America, Inc. (a)	2,117	32
Movado Group, Inc.	1,750	49
Mullen Automotive, Inc. (a)	54,357	18
Murphy USA, Inc.	2,439	671
Nathan's Famous, Inc.	315	20
National Vision Holdings, Inc. (a)	8,868	290
Nautilus, Inc. (a)	3,445	6
Nerdy, Inc. (a)	5,711	12
Noodles & Co. (a)	3,995	19
Nordstrom, Inc. (b)	12,648	212
Ollie's Bargain Outlet Holdings, Inc. (a)	6,111	315

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
OneWater Marine, Inc. (a)	1,220	$37
Overstock.com, Inc. (a)	5,137	125
Oxford Industries, Inc.	1,753	157
Papa John's International, Inc.	3,934	275
Party City Holdco, Inc. (a)	12,059	19
Patrick Industries, Inc.	2,466	108
Peloton Interactive, Inc. Class A (a)(b)	32,565	226
Penn Entertainment, Inc. (a)	17,645	485
Penske Automotive Group, Inc.	2,865	282
Perdoceo Education Corp. (a)	7,385	76
Petco Health & Wellness Co., Inc. (a)(b)	17,081	191
PetMed Express, Inc. (b)	2,242	44
Planet Fitness, Inc. Class A (a)	9,279	535
PlayAGS, Inc. (a)	3,206	17
PLBY Group, Inc. (a)(b)	3,366	14
Polaris, Inc.	6,356	608
Polished.com, Inc. (a)(b)	11,481	6
Porch Group, Inc. (a)	9,288	21
Portillo's, Inc. Class A (a)	3,395	67
Poshmark, Inc. Class A (a)	4,834	76
Potbelly Corp. (a)	2,085	9
PowerSchool Holdings, Inc. (a)	7,548	126
Purple Innovation, Inc. (a)(b)	9,303	38
PVH Corp.	7,527	337
QuantumScape Corp. (a)(b)	27,001	227
Quotient Technology, Inc. (a)	9,740	23
Qurate Retail, Inc. Class A	38,616	78
RCI Hospitality Holdings, Inc.	914	60
Red Robin Gourmet Burgers, Inc. (a)(b)	1,750	12
Red Rock Resorts, Inc. Class A	5,575	191
Regis Corp. (a)(b)	3,977	4
Remark Holdings, Inc. (a)(b)	10,625	3
Rent the Runway, Inc. Class A (a)(b)	4,226	9
Rent-A-Center, Inc.	5,983	105
Revolve Group, Inc. (a)	4,578	99
RH (a)	2,343	577
Rivian Automotive, Inc. Class A (a)	57,760	1,901
Rocky Brands, Inc.	772	15
Rover Group, Inc. (a)(b)	9,339	31
RumbleON, Inc. Class B (a)(b)	1,123	19
Rush Street Interactive, Inc. (a)	6,254	23
Ruth's Hospitality Group, Inc.	3,568	60
Sally Beauty Holdings, Inc. (a)	12,030	152
SeaWorld Entertainment, Inc. (a)	7,524	342
Service Corp. International	17,367	1,003
Shake Shack, Inc. Class A (a)	4,237	191
Shift Technologies, Inc. (a)	6,183	4
Shoe Carnival, Inc.	1,882	40
Signet Jewelers Ltd.	4,936	282
Six Flags Entertainment Corp. (a)	9,154	162
Skechers USA, Inc. Class A (a)	15,005	476
Skyline Champion Corp. (a)	6,330	335
Sleep Number Corp. (a)	2,369	80
Smith & Wesson Brands, Inc.	5,042	52
Snap One Holdings Corp. (a)	1,982	20
Solid Power, Inc. (a)(b)	11,296	59
Solo Brands, Inc. Class A (a)	2,449	9
Sonder Holdings, Inc. (a)	14,320	24
Sonic Automotive, Inc. Class A	2,072	90
Sonos, Inc. (a)	14,304	199

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sportsman's Warehouse Holdings, Inc. (a)	4,280	$36
Standard Motor Products, Inc.	2,156	70
Steven Madden Ltd.	8,433	225
Stitch Fix, Inc. Class A (a)	8,645	34
StoneMor, Inc. (a)	12,809	44
Stoneridge, Inc. (a)	2,948	50
Strategic Education, Inc.	2,713	167
Strattec Strategy Corp. (a)	419	9
Stride, Inc. (a)	4,565	192
Sturm Ruger & Co., Inc.	1,967	100
Superior Group of Cos., Inc.	1,278	11
Superior Industries International, Inc. (a)	2,391	7
Sweetgreen, Inc. Class A (a)(b)	9,112	169
Sypris Solutions, Inc. (a)	1,331	2
Target Hospitality Corp. (a)	3,091	39
Taylor Morrison Home Corp. (a)	12,132	283
Tempur Sealy International, Inc.	18,966	458
Tenneco, Inc. Class A (a)	9,185	160
Terminix Global Holdings, Inc. (a)	13,802	528
Texas Roadhouse, Inc.	7,515	656
The Aaron's Co., Inc.	3,389	33
The Beachbody Co., Inc. (a)(b)	16,045	16
The Buckle, Inc.	3,413	108
The Cato Corp. Class A	1,984	19
The Cheesecake Factory, Inc. (b)	5,515	161
The Children's Place, Inc. (a)	1,391	43
The Container Store Group, Inc. (a)	3,802	19
The Gap, Inc.	22,712	186
The Goodyear Tire & Rubber Co. (a)	32,112	324
The Lovesac Co. (a)	1,483	30
The ODP Corp. (a)	5,357	188
The RealReal, Inc. (a)	9,112	14
The Wendy's Co.	22,230	415
Thor Industries, Inc.	5,883	412
ThredUp, Inc. Class A (a)	7,149	13
Tilly's, Inc. Class A	2,536	18
Toll Brothers, Inc.	11,967	503
TopBuild Corp. (a)	3,640	600
Topgolf Callaway Brands Corp. (a)	15,735	303
Torrid Holdings, Inc. (a)(b)	705	3
Traeger, Inc. (a)	5,773	16
Travel + Leisure Co.	9,232	315
TravelCenters of America, Inc. (a)	1,485	80
Tri Pointe Homes, Inc. (a)	11,310	171
Tupperware Brands Corp. (a)	4,593	30
Udemy, Inc. (a)	6,075	73
Under Armour, Inc. Class A (a)	21,424	142
Under Armour, Inc. Class C (a)	22,136	132
Unifi, Inc. (a)	1,779	17
Universal Electronics, Inc. (a)	1,365	27
Universal Technical Institute, Inc. (a)	3,679	20
Urban Outfitters, Inc. (a)	5,862	115
Vacasa, Inc. Class A (a)(b)	9,011	28
Vail Resorts, Inc.	4,525	976
Vera Bradley, Inc. (a)	2,541	8
Victoria's Secret & Co. (a)	8,395	244
Vince Holding Corp. (a)	335	2
Vista Outdoor, Inc. (a)	6,291	153
Visteon Corp. (a)	3,161	335
Vivid Seats, Inc. Class A (b)	4,936	38

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vivint Smart Home, Inc. (a)	3,381	$22
Vizio Holding Corp. Class A (a)	5,693	50
Volcon, Inc. (a)	1,962	4
Volta, Inc. (a)(b)	11,476	14
VOXX International Corp. (a)	1,525	12
Vroom, Inc. (a)(b)	14,583	17
Wag! Group Co. (a)(b)	2,194	5
Waitr Holdings, Inc. (a)	20,143	3
Warby Parker, Inc. Class A (a)(b)	9,353	125
Wayfair, Inc. Class A (a)(b)	8,045	262
Weber, Inc. Class A	1,928	13
Weyco Group, Inc.	577	12
Williams-Sonoma, Inc.	7,499	884
Wingstop, Inc.	3,363	422
Winmark Corp.	313	68
Winnebago Industries, Inc.	3,462	184
Wolverine World Wide, Inc.	8,672	133
WW International, Inc. (a)	7,752	30
Wyndham Hotels & Resorts, Inc.	10,052	617
XL Fleet Corp. (a)	11,162	10
Xometry, Inc. Class A (a)(b)	2,987	170
Xponential Fitness, Inc. Class A (a)	1,809	33
XpresSpa Group, Inc. (a)	10,488	8
YETI Holdings, Inc. (a)	9,590	274
Zumiez, Inc. (a)	1,769	38
		65,202
Consumer Staples (2.7%):
22nd Century Group, Inc. (a)	23,654	22
Albertsons Cos., Inc. Class A	17,515	435
Alico, Inc.	517	15
AppHarvest, Inc. (a)(b)	9,017	18
Arcadia Biosciences, Inc. (a)	2,656	1
B&G Foods, Inc. (b)	7,975	132
BellRing Brands, Inc. (a)	14,851	306
Benson Hill, Inc. (a)	17,747	49
Better Choice Co., Inc. (a)	2,132	2
Beyond Meat, Inc. (a)(b)	6,434	91
BJ's Wholesale Club Holdings, Inc. (a)	15,183	1,105
Blue Apron Holdings, Inc. Class A (a)(b)	1,975	11
BRC, Inc. Class A (a)(b)	5,914	46
Bunge Ltd.	17,075	1,410
Calavo Growers, Inc.	1,933	61
Cal-Maine Foods, Inc.	4,260	237
Casey's General Stores, Inc.	4,231	857
Celsius Holdings, Inc. (a)	4,466	405
Central Garden & Pet Co. (a)	1,054	38
Central Garden & Pet Co. Class A (a)	4,519	154
Coca-Cola Consolidated, Inc.	533	219
Coty, Inc. Class A (a)	37,158	235
Darling Ingredients, Inc. (a)	18,028	1,193
e.l.f. Beauty, Inc. (a)	5,536	208
Edgewell Personal Care Co.	5,826	218
Energizer Holdings, Inc.	7,524	189
Farmer Brothers Co. (a)	1,581	7
Flowers Foods, Inc.	22,369	552
Fresh Del Monte Produce, Inc.	4,237	98
Freshpet, Inc. (a)	5,267	264
Grocery Outlet Holding Corp. (a)	10,125	337
Herbalife Nutrition Ltd. (a)	12,002	239

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HF Foods Group, Inc. Class A (a)	4,268	$17
Honest Co., Inc. (a)	5,351	19
Hostess Brands, Inc. (a)	15,034	349
Ingles Markets, Inc. Class A	1,632	129
Ingredion, Inc.	7,218	581
Inter Parfums, Inc.	2,025	153
J & J Snack Foods Corp.	1,679	217
John B Sanfilippo & Son, Inc.	994	75
Lancaster Colony Corp.	2,094	315
Landec Corp. (a)	3,279	29
Lifevantage Corp.	1,268	5
Lifeway Foods, Inc. (a)	438	3
Limoneira Co.	1,650	22
Local Bounti Corp. (a)(b)	3,101	9
Mannatech, Inc.	122	3
Medifast, Inc.	1,226	133
MGP Ingredients, Inc.	1,499	159
Mission Produce, Inc. (a)	4,654	67
National Beverage Corp.	2,649	102
Natural Alternatives International, Inc. (a)	524	5
Natural Grocers by Vitamin Cottage, Inc.	1,082	12
Nature's Sunshine Products, Inc. (a)	1,724	14
NewAge, Inc. (a)	13,817	—	(e)
Nu Skin Enterprises, Inc. Class A	5,607	187
Oil-Dri Corp. of America	549	13
Olaplex Holdings, Inc. (a)	14,003	134
Performance Food Group Co. (a)	17,103	735
Pilgrim's Pride Corp. (a)	4,886	112
Post Holdings, Inc. (a)	6,106	500
PriceSmart, Inc.	2,845	164
Reed's, Inc. (a)	11,646	1
Revlon, Inc. Class A (a)(b)	862	4
Reynolds Consumer Products, Inc.	6,195	161
Rite Aid Corp. (a)(b)	6,062	30
Seaboard Corp.	28	95
Seneca Foods Corp. Class A (a)	622	31
Sovos Brands, Inc. (a)	3,781	54
SpartanNash Co.	3,938	114
Spectrum Brands Holdings, Inc.	4,537	177
Sprouts Farmers Market, Inc. (a)	12,079	335
Tattooed Chef, Inc. (a)(b)	5,430	27
The Andersons, Inc.	3,614	112
The Beauty Health Co. (a)	11,478	135
The Boston Beer Co., Inc. Class A (a)	1,080	350
The Chefs' Warehouse, Inc. (a)	3,823	111
The Duckhorn Portfolio, Inc. (a)	4,839	70
The Hain Celestial Group, Inc. (a)	10,039	169
The Real Good Food Co., Inc. (a)	566	4
The Simply Good Foods Co. (a)	9,688	310
The Vita Coco Co., Inc. (a)(b)	2,717	31
Thorne HealthTech, Inc. (a)(b)	1,197	6
Tootsie Roll Industries, Inc.	1,697	56
TreeHouse Foods, Inc. (a)	6,299	267
Turning Point Brands, Inc.	1,945	41
U.S. Foods Holding Corp. (a)	24,476	647
United Natural Foods, Inc. (a)	6,553	225
United-Guardian, Inc.	329	4
Universal Corp.	2,709	125
Upexi, Inc. (a)	916	4
USANA Health Sciences, Inc. (a)	1,265	71

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	14,939	$132
Veru, Inc. (a)	7,371	85
Village Super Market, Inc. Class A	928	18
Vintage Wine Estates, Inc. (a)	3,459	10
Vital Farms, Inc. (a)	2,817	34
WD-40 Co.	1,532	269
Weis Markets, Inc.	1,710	122
Willamette Valley Vineyards, Inc. (a)	434	3
Zevia PBC Class A (a)(b)	4,052	18
		17,875
Energy (6.7%):
Adams Resources & Energy, Inc.	273	8
Aemetis, Inc. (a)	3,337	20
Alliance Resource Partners, LP	8,811	202
Alto Ingredients, Inc. (a)	8,001	29
Amplify Energy Corp. (a)	4,276	28
Antero Midstream Corp.	36,400	334
Antero Resources Corp. (a)	30,587	934
Arch Resources, Inc.	2,001	237
Archaea Energy, Inc. (a)	8,982	162
Archrock, Inc.	15,372	99
Battalion Oil Corp. (a)	1,577	19
Black Stone Minerals, LP	19,260	301
BP Prudhoe Bay Royalty Trust	2,429	29
Brigham Minerals, Inc.	5,968	147
Bristow Group, Inc. (a)	3,076	72
Cactus, Inc. Class A	6,813	262
California Resources Corp.	7,532	289
Callon Petroleum Co. (a)	5,606	196
Calumet Specialty Products Partners, LP (a)	6,740	86
Camber Energy, Inc. (a)	53,215	10
Centrus Energy Corp. Class A (a)	1,314	54
ChampionX Corp.	22,812	446
Cheniere Energy, Inc.	28,078	4,658
Chesapeake Energy Corp.	11,252	1,060
Chord Energy Corp.	4,425	605
Civitas Resources, Inc.	8,207	471
Clean Energy Fuels Corp. (a)	18,923	101
CNX Resources Corp. (a)	21,082	327
Comstock Resources, Inc. (a)	9,002	156
CONSOL Energy, Inc.	3,841	247
Continental Resources, Inc.	15,662	1,046
Crescent Energy, Inc. Class A (b)	3,621	49
Crestwood Equity Partners, LP	10,295	286
Cross Timbers Royalty Trust	681	13
CrossAmerica Partners, LP	2,497	47
CSI Compressco, LP	13,307	15
CVR Energy, Inc.	11,415	331
DCP Midstream, LP	9,938	373
Delek Logistics Partners, LP	988	50
Delek U.S. Holdings, Inc.	7,905	215
Denbury, Inc. (a)	5,364	463
DMC Global, Inc. (a)	1,775	28
Dorchester Minerals, LP	3,880	97
Dorian LPG Ltd.	3,828	52
Dril-Quip, Inc. (a)	3,825	75
DT Midstream, Inc.	10,983	570
Energy Transfer, LP	276,780	3,053
ENGlobal Corp. (a)	2,885	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
EnLink Midstream LLC	28,277	$251
Enterprise Products Partners, LP	158,367	3,766
Enviva, Inc.	4,096	246
Equitrans Midstream Corp.	49,140	368
Evolution Petroleum Corp.	3,485	24
Excelerate Energy, Inc. Class A (b)	2,980	70
Exterran Corp. (a)	3,630	15
Forum Energy Technologies, Inc. (a)	565	12
Genesis Energy, LP	10,157	93
Geospace Technologies Corp. (a)	1,389	6
Gevo, Inc. (a)(b)	25,900	59
Global Partners, LP	3,243	80
Green Plains Partners, LP	2,534	31
Green Plains, Inc. (a)	6,332	184
Gulf Island Fabrication, Inc. (a)	1,645	7
Gulfport Energy Corp. (a)	2,191	193
Hallador Energy Co. (a)	2,508	14
Helix Energy Solutions Group, Inc. (a)	16,194	63
Helmerich & Payne, Inc.	11,596	429
Hess Midstream, LP Class A (b)	4,846	124
HF Sinclair Corp.	18,466	994
HighPeak Energy, Inc.	1,117	24
Holly Energy Partners, LP	5,025	82
International Seaways, Inc.	4,402	155
Kimbell Royalty Partners, LP	5,273	90
KLX Energy Services Holdings, Inc. (a)	1,236	10
Kosmos Energy Ltd. (a)	50,723	262
Laredo Petroleum, Inc. (a)	1,806	114
Liberty Oilfield Services, Inc. Class A (a)	17,187	218
Magellan Midstream Partners, LP	23,110	1,098
Magnolia Oil & Gas Corp. Class A	19,084	378
Mammoth Energy Services, Inc. (a)	4,017	14
Martin Midstream Partners, LP	3,264	11
Matador Resources Co.	12,340	604
MPLX, LP	36,779	1,104
Murphy Oil Corp.	16,769	590
Nabors Industries Ltd. (a)	1,016	103
NACCO Industries, Inc. Class A	400	19
National Energy Services Reunited Corp. (a)	8,768	52
Natural Gas Services Group, Inc. (a)	1,204	12
Natural Resource Partners, LP	895	40
NCS Multistage Holdings, Inc. (a)	68	2
New Fortress Energy, Inc.	8,484	371
Newpark Resources, Inc. (a)	9,285	23
Nextdecade Corp. (a)	13,005	78
NexTier Oilfield Solutions, Inc. (a)	21,345	158
Nine Energy Service, Inc. (a)	2,840	8
Northern Oil and Gas, Inc.	7,616	209
NOV, Inc.	44,155	714
NuStar Energy, LP	10,896	147
Oceaneering International, Inc. (a)	11,156	89
Oil States International, Inc. (a)	6,891	27
OPAL Fuels, Inc. (a)	1,369	11
Overseas Shipholding Group, Inc. Class A (a)	7,707	23
Ovintiv, Inc.	28,586	1,315
Patterson-UTI Energy, Inc.	24,127	282
PBF Energy, Inc. Class A (a)	12,322	433
PBF Logistics, LP	2,850	54
PDC Energy, Inc.	10,716	619
Peabody Energy Corp. (a)	16,176	402

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Permian Resources Corp. (a)	15,536	$106
Permianville Royalty Trust (b)	2,547	8
PHX Minerals, Inc.	3,101	10
Plains All American Pipeline, LP	49,927	525
Plains GP Holdings, LP Class A	21,393	233
ProFrac Holding Corp. Class A (a)	1,593	24
ProPetro Holding Corp. (a)	9,240	74
Range Resources Corp.	28,954	731
Ranger Energy Services, Inc. (a)	958	9
Ranger Oil Corp.	2,379	75
REX American Resources Corp. (a)	1,763	49
Riley Exploration Permian, Inc. (b)	622	12
RPC, Inc.	9,102	63
SandRidge Energy, Inc. (a)	4,088	67
SEACOR Marine Holdings, Inc. (a)	2,394	13
Select Energy Services, Inc. Class A (a)	8,689	61
SFL Corp. Ltd.	11,956	109
Shell Midstream Partners, LP	12,950	205
SilverBow Resources, Inc. (a)(b)	912	25
Sitio Royalties Corp. (b)	1,299	29
SM Energy Co.	13,642	513
Smart Sand, Inc. (a)	2,930	5
Solaris Oilfield Infrastructure, Inc. Class A	3,213	30
Southwestern Energy Co. (a)	111,342	681
Sprague Resources, LP	477	9
Stabilis Solutions, Inc. (a)	290	2
Summit Midstream Partners, LP (a)	1,109	17
Sunoco, LP	6,087	237
Talos Energy, Inc. (a)	6,373	106
Targa Resources Corp.	25,211	1,521
Teekay Corp. (a)	7,980	29
Tellurian, Inc. (a)(b)	57,725	138
TETRA Technologies, Inc. (a)	12,960	47
Texas Pacific Land Corp.	877	1,559
Tidewater, Inc. (a)	4,879	106
U.S. Energy Corp. Wyoming	877	3
Uranium Energy Corp. (a)(b)	37,255	130
US Well Services, Inc. (a)	1,005	5
USA Compression Partners, LP (b)	10,898	190
USD Partners, LP	2,196	9
VAALCO Energy, Inc. (b)	6,452	28
Vertex Energy, Inc. (a)(b)	6,695	42
Viper Energy Partners, LP	6,917	198
Voc Energy Trust	1,234	8
W&T Offshore, Inc. (a)	10,565	62
Western Midstream Partners, LP	21,941	552
World Fuel Services Corp.	6,819	160
Zion Oil & Gas, Inc. (a)	49,104	9
		44,154
Financials (18.3%):
1st Source Corp.	2,015	93
Acacia Research Corp. (a)	4,045	16
Acres Commercial Realty Corp. (a)	902	7
AFC Gamma, Inc.	1,602	25
Affiliated Managers Group, Inc.	4,297	481
AG Mortgage Investment Trust, Inc.	2,444	10
AGNC Investment Corp.	58,760	495
Alerus Financial Corp.	1,998	44
Alleghany Corp. (a)	1,483	1,245

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Allegiance Bancshares, Inc.	2,130	$89
AllianceBernstein Holding, LP	10,971	385
Ally Financial, Inc.	34,682	965
Amalgamated Financial Corp.	1,882	42
Amerant Bancorp, Inc.	2,607	65
American Equity Investment Life Holding Co.	9,752	364
American Financial Group, Inc.	8,993	1,106
American National Bankshares, Inc.	1,163	37
Ameris Bancorp	7,403	331
AMERISAFE, Inc.	2,145	100
Ames National Corp.	1,001	22
Angel Oak Mortgage, Inc. (b)	2,746	33
Annaly Capital Management, Inc.	48,947	840
Apollo Commercial Real Estate Finance, Inc.	15,805	131
Apollo Global Management, Inc.	48,626	2,261
Arbor Realty Trust, Inc.	18,564	214
Arch Capital Group Ltd. (a)	40,657	1,852
Ares Capital Corp. (b)	56,818	959
Ares Commercial Real Estate Corp.	5,810	61
Ares Management Corp. Class A	15,427	956
Argo Group International Holdings Ltd.	3,698	71
Arlington Asset Investment Corp. Class A (a)	2,918	8
ARMOUR Residential REIT, Inc.	12,886	63
Arrow Financial Corp.	1,800	52
Artisan Partners Asset Management, Inc. Class A	7,425	200
Ashford, Inc. (a)	198	3
AssetMark Financial Holdings, Inc. (a)	2,431	44
Associated Banc-Corp.	16,555	332
Associated Capital Group, Inc. Class A	340	13
Assured Guaranty Ltd.	6,611	320
Atlantic Union Bankshares Corp.	8,398	255
Atlanticus Holdings Corp. (a)	493	13
Axis Capital Holdings Ltd.	8,651	425
Axos Financial, Inc. (a)	6,060	207
Bain Capital Specialty Finance, Inc.	7,258	87
Banc of California, Inc.	6,215	99
BancFirst Corp.	2,010	180
Bank of Hawaii Corp.	4,471	340
Bank of Marin Bancorp	1,618	48
Bank OZK	12,977	513
Bank7 Corp.	424	9
Bankfinancial Corp.	1,328	13
BankUnited, Inc.	8,759	299
Bankwell Financial Group, Inc.	634	18
Banner Corp.	3,804	225
Bar Harbor Bankshares	1,674	44
Barings BDC, Inc. (b)	12,402	103
BayCom Corp.	1,439	25
Bayfirst Financial Corp.	394	7
BCB Bancorp, Inc.	1,736	29
Berkshire Hathaway, Inc. Class A (a)	41	16,665
Berkshire Hills Bancorp, Inc.	5,030	137
BGC Partners, Inc. Class A	33,085	104
BlackRock Capital Investment Corp.	8,228	28
BlackRock TCP Capital Corp.	6,493	71
Blackstone Mortgage Trust, Inc. Class A	18,370	429
Blackstone, Inc.	78,876	6,602
Blucora, Inc. (a)	5,205	101
Blue Foundry Bancorp (a)	2,872	32
Blue Owl Capital, Inc.	45,366	419

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Blue Ridge Bankshares, Inc.	1,751	$22
BOK Financial Corp.	3,310	294
Bread Financial Holdings, Inc.	5,604	176
Bridge Investment Group Holdings, Inc. Class A (b)	3,075	45
Bridgewater Bancshares, Inc. (a)	2,254	37
Bright Health Group, Inc. (a)(b)	23,594	25
Brighthouse Financial, Inc. (a)	8,073	351
Brightsphere Investment Group, Inc.	4,658	69
BrightSpire Capital, Inc.	10,395	66
Broadmark Realty Capital, Inc. (b)	14,482	74
Broadway Financial Corp. (a)	3,561	4
Brookline Bancorp, Inc.	8,446	98
BRP Group, Inc. Class A (a)	6,703	177
Business First Bancshares, Inc.	2,384	51
Byline Bancorp, Inc.	2,512	51
C&F Financial Corp.	376	20
Cadence Bank	20,935	532
Cambridge Bancorp Class A	772	62
Camden National Corp.	1,611	69
Cannae Holdings, Inc. (a)	8,463	175
Capital Bancorp, Inc.	988	23
Capital City Bank Group, Inc.	1,464	46
Capital Southwest Corp.	2,907	49
Capitol Federal Financial, Inc.	14,662	122
Capstar Financial Holdings, Inc.	2,093	39
Carter Bankshares, Inc. (a)	2,679	43
Catalyst Bancorp, Inc. (a)	535	7
Cathay General Bancorp	8,033	309
CBTX, Inc. Class A	2,060	60
Central Pacific Financial Corp.	3,016	62
Central Valley Community Bancorp	1,119	20
CFSB Bancorp, Inc. (a)	318	3
Cherry Hill Mortgage Investment Corp. (b)	2,207	11
Chicago Atlantic Real Estate Finance, Inc.	1,304	19
Chimera Investment Corp.	25,788	135
CION Investment Corp.	6,467	55
Citizens & Northern Corp.	1,672	40
Citizens, Inc. (a)	5,124	17
City Holding Co.	1,619	144
Civista Bancshares, Inc.	1,664	35
Claros Mortgage Trust, Inc. (b)	14,728	173
CNA Financial Corp.	3,080	114
CNB Financial Corp. Class A	1,857	44
CNO Financial Group, Inc.	12,730	229
Coastal Financial Corp. (a)	1,177	47
Codorus Valley Bancorp, Inc.	964	18
Cohen & Co., Inc.	104	1
Cohen & Steers, Inc.	2,820	177
Coinbase Global, Inc. Class A (a)(b)	17,268	1,114
Colony Bankcorp, Inc.	1,785	23
Columbia Banking System, Inc.	8,838	255
Columbia Financial, Inc. (a)	4,392	93
Commerce Bancshares, Inc.	13,205	874
Community Bank System, Inc.	6,040	363
Community Trust Bancorp, Inc.	1,972	80
ConnectOne Bancorp, Inc.	3,965	91
Consumer Portfolio Services, Inc. (a)	1,042	8
Cowen, Inc. Class A	2,888	112
Crawford & Co. Class A	1,588	9
Crawford & Co. Class B	765	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Credit Acceptance Corp. (a)(b)	866	$379
Crescent Capital BDC, Inc. (b)	2,630	40
Crossfirst Bankshares, Inc. (a)	5,151	67
Cullen/Frost Bankers, Inc.	6,772	895
Curo Group Holdings Corp.	2,251	9
Customers Bancorp, Inc. (a)	3,354	99
CVB Financial Corp.	14,921	378
Diamond Hill Investment Group, Inc.	338	56
Dime Community Bancshares, Inc.	4,032	118
Donegal Group, Inc. Class A	1,640	22
Donnelley Financial Solutions, Inc. (a)	3,171	117
Dynex Capital, Inc. (b)	4,954	58
Eagle Bancorp Montana, Inc.	830	16
Eagle Bancorp, Inc.	3,569	160
East West Bancorp, Inc.	15,841	1,064
Eastern Bankshares, Inc.	18,225	358
ECB Bancorp, Inc. (a)	1,001	14
eHealth, Inc. (a)	2,877	11
Elevate Credit, Inc. (a)	2,783	3
Ellington Financial, Inc. (b)	6,740	77
Ellington Residential Mortgage REIT (b)	1,455	9
Employers Holdings, Inc.	2,976	103
Enact Holdings, Inc. (b)	3,328	74
Encore Capital Group, Inc. (a)	2,630	120
Enova International, Inc. (a)	3,453	101
Enstar Group Ltd. (a)	1,433	243
Enterprise Bancorp, Inc.	1,045	31
Enterprise Financial Services Corp.	3,972	175
Equitable Holdings, Inc.	42,651	1,124
Equity Bancshares, Inc. Class A	1,590	47
Erie Indemnity Co. Class A	2,832	630
Esquire Financial Holdings, Inc.	762	29
Evans Bancorp, Inc.	594	22
Evercore, Inc.	4,000	329
EZCORP, Inc. Class A (a)	5,912	46
FB Financial Corp.	3,993	153
Federal Agricultural Mortgage Corp. Class C	1,031	102
Federal Home Loan Mortgage Corp. (a)(b)	73,810	39
Federal National Mortgage Association (a)(b)	131,495	68
Federated Hermes, Inc.	9,513	315
Fidelity National Financial, Inc.	29,493	1,068
Fidus Investment Corp.	2,747	47
Financial Institutions, Inc.	1,707	41
Finward Bancorp	468	16
First American Financial Corp.	11,236	518
First Bancorp, Inc.	1,065	29
First BanCorp/Puerto Rico	20,705	283
First Bancorp/Southern Pines NC	3,970	145
First Busey Corp.	5,769	127
First Citizens BancShares, Inc. Class A	1,312	1,046
First Commonwealth Financial Corp.	10,390	133
First Community Bankshares, Inc.	1,621	52
First Eagle Alternative Capital BDC, Inc.	3,090	9
First Financial Bancorp	10,557	223
First Financial Bankshares, Inc.	14,567	609
First Financial Corp. Class A	1,284	58
First Financial Northwest, Inc.	784	12
First Hawaiian, Inc.	14,355	354
First Horizon Corp.	59,712	1,367
First Internet Bancorp	983	33

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	9,825	$396
First Merchants Corp.	6,619	256
First United Corp.	711	12
First Western Financial, Inc. (a)	851	21
FirstCash Holdings, Inc.	4,272	313
Five Star Bancorp	1,038	29
Flagstar Bancorp, Inc.	5,874	196
Flushing Financial Corp.	3,200	62
FNB Corp.	39,028	453
Focus Financial Partners, Inc. Class A (a)	6,539	206
Forge Global Holdings, Inc. (a)(b)	12,457	22
Franklin BSP Realty Trust, Inc. (b)	9,512	102
FS KKR Capital Corp.	31,927	541
Fulton Financial Corp.	18,812	297
FVCBankcorp, Inc. (a)	1,253	24
GAMCO Investors, Inc. Class A	517	9
GCM Grosvenor, Inc. Class A	4,678	37
Genworth Financial, Inc. (a)	56,050	196
German American Bancorp, Inc.	3,147	112
Glacier Bancorp, Inc.	12,577	618
Gladstone Capital Corp. (b)	3,739	32
Gladstone Investment Corp.	3,658	44
Global Indemnity Group LLC Class A	882	19
GoHealth, Inc. Class A (a)	12,904	5
Goldman Sachs BDC, Inc.	11,461	166
Golub Capital BDC, Inc. (b)	18,822	233
Goosehead Insurance, Inc. Class A (a)	2,286	81
Granite Point Mortgage Trust, Inc.	5,825	38
Great Ajax Corp.	2,374	18
Great Southern Bancorp, Inc. Class A	1,063	61
Green Dot Corp. Class A (a)	5,860	111
Greenhill & Co., Inc.	1,381	8
Guaranty Bancshares, Inc.	946	33
Guild Holdings Co. Class A	1,307	12
Hagerty, Inc. Class A (a)(b)	8,239	74
Hallmark Financial Services, Inc. (a)	1,485	2
Hamilton Lane, Inc. Class A	3,939	235
Hancock Whitney Corp.	9,636	441
Hanmi Financial Corp.	3,427	81
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,751	292
Hanover Bancorp, Inc.	563	11
HarborOne Bancorp, Inc.	5,014	67
HBT Financial, Inc.	1,079	20
HCI Group, Inc.	822	32
Heartland Financial USA, Inc.	4,434	192
Hercules Capital, Inc. (b)	14,302	166
Heritage Commerce Corp.	6,613	75
Heritage Financial Corp.	3,906	103
Heritage Insurance Holdings, Inc.	2,291	5
Hilltop Holdings, Inc.	5,133	128
Hippo Holdings, Inc. (a)(b)	1,196	22
Home Bancorp, Inc.	812	32
Home BancShares, Inc.	21,655	487
Home Point Capital, Inc.	942	1
HomeStreet, Inc.	2,018	58
Hope Bancorp, Inc.	12,888	163
Horace Mann Educators Corp.	4,598	162
Horizon Bancorp, Inc.	4,156	75
Horizon Technology Finance Corp.	2,824	28
Houlihan Lokey, Inc.	5,639	425

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Independent Bank Corp.	5,160	$385
Independent Bank Corp.	2,294	44
Independent Bank Group, Inc.	4,020	247
Interactive Brokers Group, Inc.	11,093	709
International Bancshares Corp.	5,937	252
Invesco Mortgage Capital, Inc. (b)	3,750	42
Investar Holding Corp.	1,035	21
Investcorp Credit Management BDC, Inc.	1,355	5
Investors Title Co.	159	22
Jackson Financial, Inc. Class A	7,227	201
Jefferies Financial Group, Inc.	20,851	615
Katapult Holdings, Inc. (a)	4,914	5
Kearny Financial Corp.	6,817	72
Kemper Corp.	6,887	284
Kinsale Capital Group, Inc.	2,444	624
KKR & Co., Inc.	83,963	3,610
KKR Real Estate Finance Trust, Inc.	7,391	120
Ladder Capital Corp.	12,818	115
Lakeland Bancorp, Inc.	6,990	112
Lakeland Financial Corp.	2,763	201
Lazard Ltd. Class A	12,292	391
Lemonade, Inc. (a)(b)	5,323	113
LendingTree, Inc. (a)	1,234	29
Live Oak Bancshares, Inc.	3,686	113
Logan Ridge Finance Corp. (a)	280	5
LPL Financial Holdings, Inc.	8,967	1,959
Lument Finance Trust, Inc.	4,150	9
Luther Burbank Corp.	2,783	32
Macatawa Bank Corp.	3,149	29
Magyar Bancorp, Inc.	702	9
Maiden Holdings Ltd. (a)	7,125	15
Main Street Capital Corp. (b)	8,098	272
Manning & Napier, Inc.	1,759	22
Markel Corp. (a)	1,511	1,638
MBIA, Inc. (a)	5,423	50
Medallion Financial Corp.	2,035	14
Mercantile Bank Corp.	1,657	49
Merchants Bancorp	1,713	40
Mercury General Corp.	3,018	86
Metropolitan Bank Holding Corp. (a)	1,129	73
MFA Financial, Inc.	10,287	80
MGIC Investment Corp.	34,110	437
MidCap Financial Investment Corp.	6,852	70
Midland States Bancorp, Inc.	2,380	56
Midwest Holding, Inc. (a)	327	4
MidWestOne Financial Group, Inc.	1,614	44
Moelis & Co. Class A	7,202	244
Moneylion, Inc. (a)	9,370	8
Monroe Capital Corp.	2,385	17
Morningstar, Inc.	2,846	604
MVB Financial Corp.	1,236	34
National Bank Holdings Corp. Class A	3,313	123
National Bankshares, Inc.	659	22
National Western Life Group, Inc. Class A	253	43
Navient Corp.	15,465	227
NBT Bancorp, Inc.	4,719	179
Nelnet, Inc. Class A	1,477	117
NerdWallet, Inc. Class A (a)(b)	3,150	28
New Mountain Finance Corp.	9,950	115
New York Community Bancorp, Inc. (b)	51,341	438

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
New York Mortgage Trust, Inc. (b)	42,459	$99
Newtek Business Services Corp.	2,627	43
Nexpoint Real Estate Finance, Inc.	1,630	24
NI Holdings, Inc. (a)	914	12
Nicholas Financial, Inc. (a)	753	4
NMI Holdings, Inc. Class A (a)	9,425	192
Northeast Community Bancorp, Inc.	1,651	20
Northfield Bancorp, Inc.	4,837	69
Northrim Bancorp, Inc.	626	26
Northwest Bancshares, Inc.	13,687	185
Norwood Financial Corp.	826	22
Oaktree Specialty Lending Corp.	19,155	115
OceanFirst Financial Corp.	6,512	121
Ocwen Financial Corp. (a)	853	20
OFG Bancorp	5,292	133
OFS Capital Corp.	1,510	12
Old National Bancorp	32,924	542
Old Republic International Corp.	32,624	683
Old Second Bancorp, Inc.	4,655	61
OneMain Holdings, Inc.	13,933	411
OP Bancorp	1,328	15
Open Lending Corp. Class A (a)	11,895	96
Oportun Financial Corp. (a)	2,579	11
Oppenheimer Holdings, Inc. Class A	830	26
OppFi, Inc. (a)(b)	1,426	3
Orchid Island Capital, Inc. (b)	3,923	32
Origin Bancorp, Inc.	2,405	93
Oscar Health, Inc. Class A (a)	12,465	62
Owl Rock Capital Corp.	42,929	445
Oxford Square Capital Corp.	5,085	15
P10, Inc. Class A	4,214	44
Pacific Premier Bancorp, Inc.	10,351	320
PacWest Bancorp	12,972	293
Palomar Holdings, Inc. (a)	2,752	230
Park National Corp.	1,791	223
Parke Bancorp, Inc.	1,150	24
Partners Bancorp	1,121	10
Pathward Financial, Inc.	3,233	107
Patriot National Bancorp, Inc. (a)	377	4
PB Bankshares, Inc. (a)	271	3
PCB Bancorp	1,359	25
PCSB Financial Corp.	1,498	27
Peapack-Gladstone Financial Corp.	1,839	62
PennantPark Floating Rate Capital Ltd.	5,046	48
Pennantpark Investment Corp.	7,203	39
PennyMac Financial Services, Inc.	5,183	222
Pennymac Mortgage Investment Trust	10,181	120
Peoples Bancorp, Inc.	3,149	91
Perella Weinberg Partners	4,210	27
Phenixfin Corp.	182	6
Pinnacle Financial Partners, Inc.	8,417	683
Pioneer Bancorp, Inc. (a)	1,297	12
Piper Sandler Cos.	1,902	199
Plumas Bancorp	551	16
Ponce Financial Group, Inc. (a)	898	8
Popular, Inc.	8,347	601
Portman Ridge Finance Corp.	1,068	22
PRA Group, Inc. (a)	4,293	141
Preferred Bank	1,557	102
Premier Financial Corp.	3,957	102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Primerica, Inc.	4,210	$520
Primis Financial Corp.	2,379	29
ProAssurance Corp.	6,066	118
PROG Holdings, Inc. (a)	5,616	84
Prospect Capital Corp. (b)	32,059	199
Prosperity Bancshares, Inc.	9,943	663
Provident Bancorp, Inc.	1,650	24
Provident Financial Holdings, Inc.	668	9
Provident Financial Services, Inc.	7,778	152
Pzena Investment Management, Inc. Class A	1,862	18
QCR Holdings, Inc.	1,861	95
Radian Group, Inc.	18,167	350
Randolph Bancorp, Inc.	432	12
RBB Bancorp	1,772	37
Ready Capital Corp.	12,860	130
Red River Bancshares, Inc.	538	27
Redwood Trust, Inc. (b)	13,125	75
Regional Management Corp.	1,001	28
Reinsurance Group of America, Inc.	7,608	957
RenaissanceRe Holdings Ltd.	4,863	683
Renasant Corp.	6,162	193
Republic Bancorp, Inc. Class A	958	37
Republic First Bancorp, Inc. (a)	4,994	14
Rithm Capital Corp.	52,479	384
Riverview Bancorp, Inc.	2,421	15
RLI Corp.	4,534	464
Robinhood Markets, Inc. Class A (a)	47,841	483
Rocket Cos., Inc. Class A (b)	11,668	74
Root, Inc. Class A (a)	437	3
Runway Growth Finance Corp.	4,304	49
Ryan Specialty Holdings, Inc. (a)	9,514	386
S&T Bancorp, Inc.	4,374	128
Sachem Capital Corp.	4,155	14
Safeguard Scientifics, Inc. (a)	1,618	6
Safety Insurance Group, Inc.	1,591	130
Salisbury Bancorp, Inc.	591	14
Sandy Spring Bancorp, Inc.	4,918	173
Saratoga Investment Corp.	1,008	21
SB Financial Group, Inc.	719	12
Sculptor Capital Management, Inc.	1,834	16
Seacoast Banking Corp. of Florida	6,834	207
Security National Financial Corp. Class A (a)	1,296	8
SEI Investments Co.	12,616	619
Selective Insurance Group, Inc.	6,713	546
Selectquote, Inc. (a)	14,376	11
ServisFirst Bancshares, Inc.	5,550	444
Seven Hills Realty Trust	1,529	14
Shore Bancshares, Inc.	2,073	36
Siebert Financial Corp. (a)	1,471	2
Sierra Bancorp	1,542	30
Silvercrest Asset Management Group, Inc. Class A	1,115	18
Silvergate Capital Corp. Class A (a)	3,486	263
Simmons First National Corp. Class A	14,538	317
SiriusPoint Ltd. (a)	762	7
Sixth Street Specialty Lending, Inc.	9,197	150
SLM Corp.	27,973	391
SoFi Technologies, Inc. (a)(b)	80,643	394
Solar Capital Ltd.	5,908	73
South Plains Financial, Inc.	1,164	32
Southern First Bancshares, Inc. (a)	853	36

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Southern Missouri Bancorp, Inc.	870	$44
Southern States Bancshares, Inc.	701	19
Southside Bancshares, Inc.	3,463	122
SouthState Corp.	8,506	673
Starwood Property Trust, Inc.	33,108	603
Stellus Capital Investment Corp.	2,086	25
StepStone Group, Inc. Class A	5,438	133
Sterling Bancorp (a)	1,789	11
Stewart Information Services Corp.	3,016	132
Stifel Financial Corp.	11,691	607
Stock Yards Bancorp, Inc.	3,187	217
StoneX Group, Inc. (a)	1,956	162
Summit Financial Group, Inc.	1,175	32
Sunlight Financial Holdings, Inc. (a)	4,539	6
Suro Capital Corp.	3,270	13
Synovus Financial Corp.	16,341	613
TC Bancshares, Inc.	495	7
TCG BDC, Inc.	5,240	60
Territorial Bancorp, Inc.	869	16
Texas Capital Bancshares, Inc. (a)	5,608	331
TFS Financial Corp.	5,735	75
The Bancorp, Inc. (a)	5,652	124
The Bank of Princeton	648	18
The Carlyle Group, Inc.	21,745	562
The First of Long Island Corp.	2,490	43
The Hanover Insurance Group, Inc.	4,006	513
Third Coast Bancshares, Inc. (a)	1,365	23
Tompkins Financial Corp.	1,431	104
Towne Bank	7,597	204
TPG RE Finance Trust, Inc.	6,854	48
TPG, Inc.	6,931	193
Tradeweb Markets, Inc. Class A	12,083	682
Trean Insurance Group, Inc. (a)	2,033	7
TriCo Bancshares	3,483	156
Trinity Capital, Inc.	3,695	46
TriplePoint Venture Growth BDC Corp.	3,915	43
Triumph Bancorp, Inc. (a)	2,611	142
Trupanion, Inc. (a)(b)	3,794	225
TrustCo Bank Corp.	2,106	66
Trustmark Corp.	6,323	194
Two Harbors Investment Corp.	38,718	129
U.S. Global Investors, Inc. Class A	1,389	4
UMB Financial Corp.	5,102	430
Umpqua Holdings Corp.	24,399	417
United Bankshares, Inc.	14,976	535
United Community Banks, Inc.	11,923	395
United Fire Group, Inc.	2,745	79
United Insurance Holdings Corp.	2,260	1
Unity Bancorp, Inc.	835	21
Universal Insurance Holdings, Inc.	3,139	31
Univest Financial Corp.	3,267	77
Unum Group	22,482	872
Upstart Holdings, Inc. (a)(b)	7,852	163
USCB Financial Holdings, Inc. (a)	1,249	16
UWM Holdings Corp.	9,355	27
Valley National Bancorp	48,295	522
Value Line, Inc. (d)	97	4
Veritex Holdings, Inc.	5,945	158
Victory Capital Holdings, Inc. Class A (g)	3,031	71
Virtu Financial, Inc. Class A	11,232	233

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Virtus Investment Partners, Inc.	768	$123
Voya Financial, Inc. (b)	11,007	666
Walker & Dunlop, Inc.	3,488	292
Washington Federal, Inc.	7,268	218
Washington Trust Bancorp, Inc.	1,911	89
Webster Financial Corp.	19,765	893
WesBanco, Inc.	6,576	219
West Bancorp, Inc.	1,682	35
Westamerica Bancorp	2,933	153
Western Alliance Bancorp	11,926	784
Western Asset Mortgage Capital Corp.	672	8
Western New England Bancorp, Inc.	2,202	18
Westwood Holdings Group, Inc.	788	8
White Mountains Insurance Group Ltd.	320	417
WhiteHorse Finance, Inc.	1,954	22
William Penn Bancorp	1,448	16
Wintrust Financial Corp.	6,758	551
WisdomTree Investments, Inc.	12,482	58
World Acceptance Corp. (a)	607	59
WSFS Financial Corp.	7,140	332
		121,130
Health Care (13.0%):
10X Genomics, Inc. Class A (a)	9,713	277
1Life Healthcare, Inc. (a)	18,173	312
2seventy bio, Inc. (a)	3,956	58
4D Molecular Therapeutics, Inc. (a)	3,235	26
89bio, Inc. (a)	3,992	23
9 Meters Biopharma, Inc. (a)	28,830	6
Aadi Bioscience, Inc. (a)	1,336	19
Abeona Therapeutics, Inc. (a)	614	2
Absci Corp. (a)(b)	6,640	21
Acadia Healthcare Co., Inc. (a)	10,108	790
ACADIA Pharmaceuticals, Inc. (a)	18,009	295
Accelerate Diagnostics, Inc. (a)	7,985	12
Accolade, Inc. (a)	7,196	82
Accuray, Inc. (a)	10,085	21
AcelRx Pharmaceuticals, Inc. (a)	16,393	3
Acer Therapeutics, Inc. (a)	1,556	2
Achieve Life Sciences, Inc. (a)	1,099	4
Aclaris Therapeutics, Inc. (a)	5,905	93
Acumen Pharmaceuticals, Inc. (a)(b)	2,758	28
Acurx Pharmaceuticals, Inc. (a)	1,036	3
Acutus Medical, Inc. (a)	2,607	2
Adamis Pharmaceuticals Corp. (a)	16,858	3
AdaptHealth Corp. (a)	8,400	158
Adaptive Biotechnologies Corp. (a)	15,897	113
Addus HomeCare Corp. (a)	1,790	170
Adicet Bio, Inc. (a)	2,864	41
Adverum Biotechnologies, Inc. (a)	10,262	10
Aeglea BioTherapeutics, Inc. (a)	5,694	3
Aerie Pharmaceuticals, Inc. (a)	5,437	82
Aerovate Therapeutics, Inc. (a)(b)	1,889	31
Agenus, Inc. (a)	28,936	59
Agilon Health, Inc. (a)	23,797	557
Agios Pharmaceuticals, Inc. (a)	6,162	174
Aikido Pharma, Inc. (a)	565	4
AIM ImmunoTech, Inc. (a)	5,400	3
AirSculpt Technologies, Inc.	757	5
Akebia Therapeutics, Inc. (a)	19,830	6

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Akero Therapeutics, Inc. (a)	2,645	$90
Akili, Inc. (a)	8,915	20
Akouos, Inc. (a)	2,387	16
Albireo Pharma, Inc. (a)(b)	2,071	40
Aldeyra Therapeutics, Inc. (a)	6,356	34
Alector, Inc. (a)	6,843	65
Alignment Healthcare, Inc. (a)	9,356	111
Aligos Therapeutics, Inc. (a)	2,569	3
Alimera Sciences, Inc. (a)	603	3
Alkermes PLC (a)	18,464	412
Allakos, Inc. (a)(b)	3,798	23
Allogene Therapeutics, Inc. (a)	8,981	97
Allovir, Inc. (a)(b)	3,380	27
Allscripts Healthcare Solutions, Inc. (a)	12,203	186
Alnylam Pharmaceuticals, Inc. (a)	13,493	2,701
Alpha Teknova, Inc. (a)	797	3
Alphatec Holdings, Inc. (a)	7,248	63
Alpine Immune Sciences, Inc. (a)	1,518	11
Altimmune, Inc. (a)(b)	5,456	70
ALX Oncology Holdings, Inc. (a)(b)	2,082	20
Alzamend Neuro, Inc. (a)	3,901	5
Amedisys, Inc. (a)	3,610	349
American Well Corp. Class A (a)	22,949	82
Amicus Therapeutics, Inc. (a)	30,894	323
AMN Healthcare Services, Inc. (a)	4,864	515
Amneal Pharmaceuticals, Inc. (a)	11,001	22
Amphastar Pharmaceuticals, Inc. (a)	4,230	119
Ampio Pharmaceuticals, Inc. (a)	23,635	1
Amylyx Pharmaceuticals, Inc. (a)(b)	3,456	97
An2 Therapeutics, Inc. (a)	1,299	23
AnaptysBio, Inc. (a)	2,821	72
Anebulo Pharmaceuticals, Inc. (a)	264	1
AngioDynamics, Inc. (a)	4,292	88
Angion Biomedica Corp. (a)	1,947	2
ANI Pharmaceuticals, Inc. (a)	1,425	46
Anika Therapeutics, Inc. (a)	1,625	39
Anixa Biosciences, Inc. (a)	3,306	16
Annexon, Inc. (a)	4,054	25
Annovis Bio, Inc. (a)	639	9
Apellis Pharmaceuticals, Inc. (a)	10,354	707
Apexigen, Inc. (a)	2,191	6
Apollo Endosurgery, Inc. (a)	3,649	20
Apollo Medical Holdings, Inc. (a)(b)	4,295	167
Applied Genetic Technologies Corp. (a)	7,356	2
Applied Molecular Transport, Inc. (a)	2,869	3
Applied Therapeutics, Inc. (a)	3,814	4
Aprea Therapeutics, Inc. (a)	2,229	1
Aptevo Therapeutics, Inc. (a)	536	2
Aptinyx, Inc. (a)	4,457	2
Apyx Medical Corp. (a)	3,414	15
AquaBounty Technologies, Inc. (a)	7,346	6
Aquestive Therapeutics, Inc. (a)	5,753	7
ARCA biopharma, Inc. (a)(b)	1,619	3
Arcellx, Inc. (a)	2,436	46
Arcus Biosciences, Inc. (a)	5,080	133
Arcutis Biotherapeutics, Inc. (a)	4,716	90
Ardelyx, Inc. (a)	16,855	20
Aridis Pharmaceuticals, Inc. (a)	1,487	1
Arrowhead Pharmaceuticals, Inc. (a)	11,538	381
Artivion, Inc. (a)	4,349	60

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Arvinas, Inc. (a)	5,196	$231
Asensus Surgical, Inc. (a)	26,339	12
Aspira Women's Health, Inc. (a)	7,760	3
Assembly Biosciences, Inc. (a)	5,169	8
Assertio Holdings, Inc. (a)	5,306	12
Astria Therapeutics, Inc. (a)	1,329	12
Atara Biotherapeutics, Inc. (a)	10,285	39
Atea Pharmaceuticals, Inc. (a)	8,319	47
Athenex, Inc. (a)	14,979	4
Athersys, Inc. (a)	1,289	2
Athira Pharma, Inc. (a)	4,078	12
ATI Physical Therapy, Inc. (a)	8,231	8
Atossa Therapeutics, Inc. (a)	14,376	12
Atreca, Inc. Class A (a)	3,220	5
AtriCure, Inc. (a)	5,114	200
Atrion Corp.	154	87
aTyr Pharma, Inc. (a)	2,989	9
Aura Biosciences, Inc. (a)	2,027	37
Avalo Therapeutics, Inc. (a)	972	3
Avanos Medical, Inc. (a)	5,173	113
Avantor, Inc. (a)	74,239	1,455
Aveanna Healthcare Holdings, Inc. (a)	5,488	8
AVEO Pharmaceuticals, Inc. (a)(b)	3,458	28
Avid Bioservices, Inc. (a)	6,988	134
Avidity Biosciences, Inc. (a)	5,327	87
Avrobio, Inc. (a)	4,166	3
Axcella Health, Inc. (a)	2,450	4
Axogen, Inc. (a)	4,561	54
Axonics, Inc. (a)	5,493	387
Axsome Therapeutics, Inc. (a)(b)	3,661	163
Azenta, Inc.	8,348	358
Beam Therapeutics, Inc. (a)(b)	6,231	297
Berkeley Lights, Inc. (a)	6,201	18
Better Therapeutics, Inc. (a)	889	2
Beyond Air, Inc. (a)	2,850	21
BioAtla, Inc. (a)(b)	3,462	27
Biocept, Inc. (a)	1,920	2
BioCryst Pharmaceuticals, Inc. (a)	20,692	261
Biodesix, Inc. (a)	1,452	2
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,150	1,081
Biolase, Inc. (a)	762	2
BioLife Solutions, Inc. (a)	4,450	101
BioMarin Pharmaceutical, Inc. (a)	20,639	1,750
Biomea Fusion, Inc. (a)	2,627	26
Biomerica, Inc. (a)	1,261	5
BioNano Genomics, Inc. (a)(b)	32,285	59
Biote Corp. (a)	811	3
Bioventus, Inc. Class A (a)	3,289	23
Bioxcel Therapeutics, Inc. (a)(b)	2,163	26
Black Diamond Therapeutics, Inc. (a)	2,598	4
bluebird bio, Inc. (a)	8,581	54
Blueprint Medicines Corp. (a)	6,578	433
Bolt Biotherapeutics, Inc. (a)(b)	2,392	4
Bridgebio Pharma, Inc. (a)	11,951	119
Bright Green Corp. (a)(b)	4,899	5
Brookdale Senior Living, Inc. (a)	20,572	88
Bruker Corp.	11,269	598
Butterfly Network, Inc. (a)(b)	16,118	76
C4 Therapeutics, Inc. (a)	4,332	38
Cabaletta Bio, Inc. (a)	2,614	2

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Calithera Biosciences, Inc. (a)	530	$2
Candel Therapeutics, Inc. (a)	1,115	3
Capital Senior Living Corp. (a)	650	11
Capricor Therapeutics, Inc. (a)	2,681	16
Cara Therapeutics, Inc. (a)	4,757	45
Cardiff Oncology, Inc. (a)(b)	4,575	7
Cardiovascular Systems, Inc. (a)	4,512	63
CareCloud, Inc. (a)	1,095	5
CareDx, Inc. (a)	5,949	101
CareMax, Inc. (a)	7,839	56
Caribou Biosciences, Inc. (a)(b)	5,734	60
CASI Pharmaceuticals, Inc. (a)	1,189	3
Cassava Sciences, Inc. (a)(b)	4,280	179
Castle Biosciences, Inc. (a)	2,687	70
Catalyst Biosciences, Inc.	2,608	1
Catalyst Pharmaceuticals, Inc. (a)	10,737	138
cbdMD, Inc. (a)	4,192	1
Celcuity, Inc. (a)	745	7
Celldex Therapeutics, Inc. (a)	5,099	143
Cellectar Biosciences, Inc. (a)	644	2
CEL-SCI Corp. (a)	4,727	15
Celularity, Inc. (a)	4,041	9
Century Therapeutics, Inc. (a)	2,741	27
Cerevel Therapeutics Holdings, Inc. (a)	7,604	215
Certara, Inc. (a)	11,438	152
Cerus Corp. (a)	19,504	70
Champions Oncology, Inc. (a)	706	5
Change Healthcare, Inc. (a)	30,195	830
Checkpoint Therapeutics, Inc. (a)(b)	8,346	9
Chembio Diagnostics, Inc. (a)	3,224	1
Chemed Corp.	1,666	727
ChemoCentryx, Inc. (a)	6,644	343
Chimerix, Inc. (a)	8,356	16
Chinook Therapeutics, Inc. (a)	5,071	100
Cidara Therapeutics, Inc. (a)	6,681	4
CinCor Pharma, Inc. (a)	1,743	57
ClearPoint Neuro, Inc. (a)	2,418	25
Clearside Biomedical, Inc. (a)	5,466	6
Clever Leaves Holdings, Inc. (a)	4,021	2
Clover Health Investments Corp. (a)	37,859	64
Clovis Oncology, Inc. (a)(b)	16,075	19
Cocrystal Pharma, Inc. (a)	9,074	3
Codexis, Inc. (a)	7,212	44
Co-Diagnostics, Inc. (a)(b)	3,835	12
Codiak Biosciences, Inc. (a)	1,748	1
Cogent Biosciences, Inc. (a)	6,196	92
Cognition Therapeutics, Inc. (a)	1,520	3
Coherus Biosciences, Inc. (a)	8,295	80
Collegium Pharmaceutical, Inc. (a)	3,720	60
Comera Life Sciences Holdings, Inc. (a)	1,646	3
Community Health Systems, Inc. (a)	14,224	31
Computer Programs and Systems, Inc. (a)	1,585	44
Concert Pharmaceuticals, Inc. (a)	5,170	35
Conformis, Inc. (a)	20,491	4
CONMED Corp.	3,425	275
Convey Holding Parent, Inc. (a)(b)	1,746	18
Corcept Therapeutics, Inc. (a)	10,459	268
CorVel Corp. (a)	1,047	145
Corvus Pharmaceuticals, Inc. (a)(b)	3,910	3
Covetrus, Inc. (a)	11,920	249

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crinetics Pharmaceuticals, Inc. (a)	4,883	$96
Cross Country Healthcare, Inc. (a)	4,080	116
CryoPort, Inc. (a)	5,341	130
CTI BioPharma Corp. (a)	11,688	68
Cue BioPharma, Inc. (a)	3,775	8
Cue Health, Inc. (a)	9,919	30
Cullinan Oncology, Inc. (a)	3,263	42
Cumberland Pharmaceuticals, Inc. (a)	915	2
Curis, Inc. (a)(b)	9,902	7
Cutera, Inc. (a)	2,133	97
CVRx, Inc. (a)	1,027	10
Cyclerion Therapeutics, Inc. (a)	4,590	4
Cyteir Therapeutics, Inc. (a)	1,849	4
Cytek Biosciences, Inc. (a)(b)	8,408	124
Cytokinetics, Inc. (a)	10,049	487
CytomX Therapeutics, Inc. (a)	7,113	10
CytoSorbents Corp. (a)	4,353	6
Dare Bioscience, Inc. (a)	9,437	9
Day One Biopharmaceuticals, Inc. (a)	3,586	72
Decibel Therapeutics, Inc. (a)(b)	1,133	4
Deciphera Pharmaceuticals, Inc. (a)	5,312	98
Definitive Healthcare Corp. (a)	3,538	55
Delcath Systems, Inc. (a)	956	3
Denali Therapeutics, Inc. (a)	11,625	357
Design Therapeutics, Inc. (a)(b)	3,549	59
DICE Therapeutics, Inc. (a)(b)	3,297	67
DocGo, Inc. (a)	8,832	88
Doximity, Inc. Class A (a)(b)	10,536	318
Durect Corp. (a)	25,343	15
Dynavax Technologies Corp. (a)	13,643	142
Dyne Therapeutics, Inc. (a)	3,115	40
Eagle Pharmaceuticals, Inc. (a)	1,313	35
Eargo, Inc. (a)	2,681	3
Edgewise Therapeutics, Inc. (a)	3,166	31
Editas Medicine, Inc. (a)	7,727	95
Eiger Biopharmaceuticals, Inc. (a)	4,642	35
Ekso Bionics Holdings, Inc. (a)	1,316	2
Elanco Animal Health, Inc. (a)	53,835	668
Electrocore, Inc. (a)	6,862	3
Electromed, Inc. (a)	693	7
Eledon Pharmaceuticals, Inc. (a)	1,561	4
Eliem Therapeutics, Inc. (a)	2,019	7
Eloxx Pharmaceuticals, Inc. (a)	6,000	1
Embecta Corp.	6,501	187
Emergent BioSolutions, Inc. (a)	4,642	97
Enanta Pharmaceuticals, Inc. (a)	2,189	114
Encompass Health Corp.	11,102	502
Enhabit, Inc. (a)	5,578	78
Enovis Corp. (a)	5,409	249
Entrada Therapeutics, Inc. (a)	1,889	30
Envista Holdings Corp. (a)	18,367	603
enVVeno Medical Corp. (a)	1,031	6
Enzo Biochem, Inc. (a)	4,204	9
EQRx, Inc. (a)(b)	21,371	106
Equillium, Inc. (a)	1,989	4
Erasca, Inc. (a)(b)	7,350	57
Esperion Therapeutics, Inc. (a)	7,480	50
Establishment Labs Holdings, Inc. (a)	2,370	129
Eton Pharmaceuticals, Inc. (a)	2,497	5
Evelo Biosciences, Inc. (a)(b)	6,130	13

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Evolent Health, Inc. Class A (a)	9,889	$355
Evolus, Inc. (a)	4,140	33
Exact Sciences Corp. (a)	19,892	646
Exagen, Inc. (a)	1,051	3
Exelixis, Inc. (a)	35,812	562
Eyenovia, Inc. (a)	2,680	5
EyePoint Pharmaceuticals, Inc. (a)(b)	2,939	23
Fate Therapeutics, Inc. (a)	10,353	232
Fennec Pharmaceuticals, Inc. (a)	2,426	20
FibroGen, Inc. (a)	9,793	127
Figs, Inc. Class A (a)	14,244	118
Finch Therapeutics Group, Inc. (a)	1,732	3
Five Star Senior Living, Inc. (a)	2,406	2
Fluidigm Corp. (a)	8,751	10
Foghorn Therapeutics, Inc. (a)(b)	2,031	17
FONAR Corp. (a)	715	10
Forian, Inc. (a)	1,964	7
Forma Therapeutics Holdings, Inc. (a)	4,728	94
Forte Biosciences, Inc. (a)	1,962	2
Fortress Biotech, Inc. (a)	10,395	9
Frequency Therapeutics, Inc. (a)	3,682	7
F-Star Therapeutics, Inc. (a)	2,057	11
Fulcrum Therapeutics, Inc. (a)	4,711	38
Fulgent Genetics, Inc. (a)	2,336	89
G1 Therapeutics, Inc. (a)(b)	3,980	50
Gain Therapeutics, Inc. (a)	876	3
Galectin Therapeutics, Inc. (a)	4,855	8
Galera Therapeutics, Inc. (a)	2,070	4
Gelesis Holdings, Inc. (a)	2,483	3
Gemini Therapeutics, Inc. (a)	2,306	4
Generation Bio Co. (a)	5,426	29
Genprex, Inc. (a)	5,124	7
Geron Corp. (a)	37,752	88
Glaukos Corp. (a)	5,189	276
Global Blood Therapeutics, Inc. (a)	7,200	490
Globus Medical, Inc. (a)	11,186	666
GlycoMimetics, Inc. (a)	4,760	3
GoodRx Holdings, Inc. Class A (a)	7,665	36
Gossamer Bio, Inc. (a)	8,215	98
Graphite Bio, Inc. (a)	3,039	10
Great Elm Group, Inc. (a)	2,814	6
Greenlight Biosciences Holdings PBC (a)(b)	5,758	13
Greenwich Lifesciences, Inc. (a)	130	1
Gritstone bio, Inc. (a)	6,962	18
Guardant Health, Inc. (a)	10,910	587
Haemonetics Corp. (a)	5,769	427
Halozyme Therapeutics, Inc. (a)	15,488	612
Hanger, Inc. (a)	4,176	78
Harmony Biosciences Holdings, Inc. (a)	3,561	158
Harpoon Therapeutics, Inc. (a)	1,992	2
Harrow Health, Inc. (a)	2,765	33
Harvard Bioscience, Inc. (a)	4,112	11
HCW Biologics, Inc. (a)	1,708	4
Health Catalyst, Inc. (a)	6,028	58
HealthEquity, Inc. (a)	9,311	625
HealthStream, Inc. (a)	2,742	58
Heat Biologics, Inc. (a)(b)	2,767	5
Heron Therapeutics, Inc. (a)	11,653	49
Heska Corp. (a)	1,155	84
HilleVax, Inc. (a)	1,632	28

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Homology Medicines, Inc. (a)	4,627	$7
Hookipa Pharma, Inc. (a)	4,809	6
Horizon Therapeutics PLC (a)	25,636	1,587
Humacyte, Inc. (a)	5,730	19
Hyperfine, Inc. (a)	5,032	4
iCAD, Inc. (a)	2,674	6
Icosavax, Inc. (a)	2,852	9
ICU Medical, Inc. (a)	2,279	343
Ideaya Biosciences, Inc. (a)	3,481	52
Idera Pharmaceuticals, Inc. (a)	4,576	2
IGM Biosciences, Inc. (a)(b)	1,974	45
Ikena Oncology, Inc. (a)	2,716	10
Imago Biosciences, Inc. (a)(b)	2,260	34
IMARA, Inc. (a)	1,790	4
ImmuCell Corp. (a)	624	5
Immuneering Corp. Class A (a)	2,188	31
Immunic, Inc. (a)	2,741	9
ImmunityBio, Inc. (a)(b)	9,544	47
ImmunoGen, Inc. (a)	24,810	119
Immunome, Inc. (a)	1,087	5
Immunovant, Inc. (a)	4,500	25
Impel Neuropharma, Inc. (a)(b)	1,158	6
Imunon, Inc. (a)	797	1
IN8bio, Inc. (a)	1,001	2
Inari Medical, Inc. (a)	5,153	374
Infinity Pharmaceuticals, Inc. (a)	9,933	12
Infusystem Holdings, Inc. (a)	2,067	14
Inhibikase Therapeutics, Inc. (a)	2,031	2
Inhibrx, Inc. (a)	2,882	52
Inmune Bio, Inc. (a)	1,323	8
Innovage Holding Corp. (a)	2,000	12
Innoviva, Inc. (a)	7,836	91
Inogen, Inc. (a)	2,467	60
Inotiv, Inc. (a)(b)	2,179	37
Inovio Pharmaceuticals, Inc. (a)	27,752	48
Inozyme Pharma, Inc. (a)	2,643	7
Insmed, Inc. (a)	13,351	288
Inspire Medical Systems, Inc. (a)	3,186	565
Instil Bio, Inc. (a)(b)	7,068	34
Insulet Corp. (a)	7,802	1,790
Integer Holdings Corp. (a)	3,723	232
Integra LifeSciences Holdings Corp. (a)	8,249	349
Intellia Therapeutics, Inc. (a)	8,027	449
Intercept Pharmaceuticals, Inc. (a)(b)	2,706	38
Intra-Cellular Therapies, Inc. (a)	9,755	454
Invacare Corp. (a)(b)	3,522	3
Invitae Corp. (a)(b)	26,178	64
Invivyd, Inc. (a)	4,077	13
Ionis Pharmaceuticals, Inc. (a)	15,795	699
Iovance Biotherapeutics, Inc. (a)	16,305	156
iRadimed Corp.	814	24
iRhythm Technologies, Inc. (a)	3,341	419
IRIDEX Corp. (a)	1,451	3
Ironwood Pharmaceuticals, Inc. (a)	16,877	175
IsoPlexis Corp. (a)	1,476	3
IsoRay, Inc. (a)	15,965	4
iTeos Therapeutics, Inc. (a)	3,271	62
IVERIC bio, Inc. (a)	12,201	219
Janux Therapeutics, Inc. (a)(b)	2,507	34
Jounce Therapeutics, Inc. (a)	3,873	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kala Pharmaceuticals, Inc. (a)	6,814	$2
KalVista Pharmaceuticals, Inc. (a)	2,374	34
Karuna Therapeutics, Inc. (a)	2,885	649
Keros Therapeutics, Inc. (a)	1,872	70
Kezar Life Sciences, Inc. (a)	6,597	57
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,757	48
Kinnate Biopharma, Inc. (a)	2,005	24
Kodiak Sciences, Inc. (a)	5,554	43
Kronos Bio, Inc. (a)	4,446	15
Krystal Biotech, Inc. (a)	2,214	154
Kura Oncology, Inc. (a)	7,216	99
Kymera Therapeutics, Inc. (a)	4,783	104
Lannett Co., Inc. (a)	3,705	2
Lantern Pharma, Inc. (a)	897	4
Lantheus Holdings, Inc. (a)	7,571	532
Larimar Therapeutics, Inc. (a)	1,930	6
Leap Therapeutics, Inc. (a)	9,106	8
LeMaitre Vascular, Inc.	2,194	111
LENSAR, Inc. (a)	1,163	6
Lexicon Pharmaceuticals, Inc. (a)	20,433	49
LHC Group, Inc. (a)	3,347	548
LifeStance Health Group, Inc. (a)(b)	7,687	51
Ligand Pharmaceuticals, Inc. (a)	1,821	157
Lineage Cell Therapeutics, Inc. (a)(b)	19,080	22
Liquidia Technologies, Inc. (a)(b)	6,430	35
Lisata Therapeutics, Inc. (a)	454	2
Longboard Pharmaceuticals, Inc. (a)	1,032	4
Lucid Diagnostics, Inc. (a)	831	1
Lucira Health, Inc. (a)	3,368	4
Lumos Pharma, Inc. (a)(b)	561	5
Lyell Immunopharma, Inc. (a)(b)	9,004	66
Lyra Therapeutics, Inc. (a)(b)	2,565	13
MacroGenics, Inc. (a)	6,768	23
Madrigal Pharmaceuticals, Inc. (a)	1,399	91
Magenta Therapeutics, Inc. (a)(b)	4,212	6
MannKind Corp. (a)(b)	27,465	85
Maravai LifeSciences Holdings, Inc. Class A (a)	12,397	316
Marinus Pharmaceuticals, Inc. (a)	3,673	24
Marker Therapeutics, Inc. (a)	6,453	2
Masimo Corp. (a)	5,488	775
Matinas BioPharma Holdings, Inc. (a)	23,638	15
Medpace Holdings, Inc. (a)	2,780	437
MEI Pharma, Inc. (a)	13,768	5
MeiraGTx Holdings PLC (a)	3,908	33
Meridian Bioscience, Inc. (a)	4,868	153
Merit Medical Systems, Inc. (a)	6,316	357
Merrimack Pharmaceuticals, Inc. (a)	1,477	6
Mersana Therapeutics, Inc. (a)	8,826	60
Mesa Laboratories, Inc.	580	82
Metacrine, Inc. (a)	4,107	2
Microbot Medical, Inc. (a)	710	3
Minerva Neurosciences, Inc. (a)	515	5
Mirati Therapeutics, Inc. (a)	5,873	410
Miromatrix Medical, Inc. (a)	1,590	7
Mirum Pharmaceuticals, Inc. (a)	2,550	54
ModivCare, Inc. (a)	1,564	156
Molecular Templates, Inc. (a)	4,733	4
Moleculin Biotech, Inc. (a)	3,182	3
Monte Rosa Therapeutics, Inc. (a)(b)	3,393	28
Morphic Holding, Inc. (a)	3,189	90

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Multiplan Corp. (a)(b)	29,751	$85
Mustang Bio, Inc. (a)	9,915	5
MyMD Pharmaceuticals, Inc. (a)	3,674	10
Myriad Genetics, Inc. (a)	8,790	168
NanoString Technologies, Inc. (a)	5,226	67
Natera, Inc. (a)	9,908	434
National HealthCare Corp.	1,424	90
National Research Corp.	1,575	63
Nektar Therapeutics (a)	20,853	67
Neogen Corp. (a)	24,538	343
NeoGenomics, Inc. (a)	13,426	116
Neoleukin Therapeutics, Inc. (a)(b)	3,818	2
Neurocrine Biosciences, Inc. (a)	10,642	1,130
NeuroMetrix, Inc. (a)	793	2
Neuronetics, Inc. (a)	2,761	9
NeuroPace, Inc. (a)	338	1
Nevro Corp. (a)	3,777	176
NexImmune, Inc. (a)	1,754	1
NextCure, Inc. (a)	1,858	5
NextGen Healthcare, Inc. (a)	6,256	111
NGM Biopharmaceuticals, Inc. (a)	3,650	48
Nkarta, Inc. (a)(b)	3,756	49
Northwest Biotherapeutics, Inc. (a)(b)	114,240	82
Novan, Inc. (a)	2,364	4
Novavax, Inc. (a)(b)	8,881	162
Nurix Therapeutics, Inc. (a)	4,434	58
Nutex Health, Inc. (a)	34,675	52
Nuvalent, Inc. Class A (a)(b)	4,050	79
NuVasive, Inc. (a)	5,853	256
Nuvation Bio, Inc. (a)	15,540	35
Oak Street Health, Inc. (a)	12,883	316
Ocugen, Inc. (a)(b)	24,098	43
Ocular Therapeutix, Inc. (a)	8,651	36
Ocuphire Pharma, Inc. (a)	2,101	4
Olema Pharmaceuticals, Inc. (a)	3,900	11
Omega Therapeutics, Inc. (a)	2,010	11
Omeros Corp. (a)(b)	6,837	22
Omnicell, Inc. (a)	4,928	429
Oncocyte Corp. (a)	12,523	9
Onconova Therapeutics, Inc. (a)	2,347	2
Oncternal Therapeutics, Inc. (a)	5,436	5
OpGen, Inc. (a)	5,486	2
Opiant Pharmaceuticals, Inc. (a)	533	6
OPKO Health, Inc. (a)	47,332	89
Optinose, Inc. (a)	5,673	21
Option Care Health, Inc. (a)	17,553	552
Oragenics, Inc. (a)	12,818	3
Oramed Pharmaceuticals, Inc. (a)(b)	4,187	27
OraSure Technologies, Inc. (a)	7,915	30
Organogenesis Holdings, Inc. (a)	7,281	24
Orgenesis, Inc. (a)	2,581	4
ORIC Pharmaceuticals, Inc. (a)	3,460	11
Orthofix Medical, Inc. (a)	2,157	41
OrthoPediatrics Corp. (a)	1,612	74
Osmotica Pharmaceuticals PLC (a)	5,291	11
Otonomy, Inc. (a)	6,209	2
Outlook Therapeutics, Inc. (a)(b)	15,148	18
Outset Medical, Inc. (a)	5,233	83
Ovid Therapeutics, Inc. (a)	6,315	12
Owens & Minor, Inc.	8,312	200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Owlet, Inc. (a)	7,401	$8
Oyster Point Pharma, Inc. (a)(b)	1,431	8
P3 Health Partners, Inc. (a)(b)	2,831	13
Pacific Biosciences of California, Inc. (a)(b)	22,975	133
Pacira BioSciences, Inc. (a)	5,047	268
Palatin Technologies, Inc. (a)	1,010	6
Paragon 28, Inc. (a)(b)	2,789	50
Paratek Pharmaceuticals, Inc. (a)	4,671	12
Pardes Biosciences, Inc. (a)	3,325	6
Passage Bio, Inc. (a)	3,153	4
Patterson Cos., Inc.	9,793	235
PAVmed, Inc. (a)	9,401	8
PDL BioPharma, Inc. (a)(b)(c)(d)	17,605	26
PDS Biotechnology Corp. (a)	2,649	8
Pear Therapeutics, Inc. (a)	6,932	14
Pediatrix Medical Group, Inc. (a)	9,291	153
Penumbra, Inc. (a)	4,087	775
PepGen, Inc. (a)	2,172	20
Personalis, Inc. (a)	4,118	12
PetIQ, Inc. (a)	2,794	19
PhaseBio Pharmaceuticals, Inc. (a)(b)	4,018	1
Phathom Pharmaceuticals, Inc. (a)	2,180	24
Phibro Animal Health Corp. Class A	2,286	30
Phreesia, Inc. (a)	5,608	143
Pieris Pharmaceuticals, Inc. (a)	7,180	8
Pliant Therapeutics, Inc. (a)	4,256	89
PLx Pharma, Inc. (a)	2,813	2
PMV Pharmaceuticals, Inc. (a)	3,470	41
Point Biopharma Global, Inc. (a)(b)	7,674	59
Poseida Therapeutics, Inc. (a)	6,232	22
Praxis Precision Medicines, Inc. (a)	4,243	10
Precigen, Inc. (a)(b)	11,344	24
Precipio, Inc. (a)	2,476	2
Precision BioSciences, Inc. (a)	9,814	13
Predictive Oncology, Inc. (a)	8,542	3
Prelude Therapeutics, Inc. (a)(b)	2,936	19
Premier, Inc. Class A	13,272	450
Prestige Consumer Healthcare, Inc. (a)	5,595	279
Privia Health Group, Inc. (a)	9,250	315
PROCEPT BioRobotics Corp. (a)(b)	4,658	193
Pro-Dex, Inc. (a)	279	5
Progenity, Inc. (a)	18,858	9
Progyny, Inc. (a)	8,260	306
ProKidney Corp. (a)	5,170	47
Prometheus Biosciences, Inc. (a)	2,879	170
ProPhase Labs, Inc.	1,454	16
Protagonist Therapeutics, Inc. (a)	4,959	42
Protalix BioTherapeutics, Inc. (a)(b)	4,631	5
Protara Therapeutics, Inc. (a)	946	3
Provention Bio, Inc. (a)	8,426	38
Psychemedics Corp.	478	3
PTC Therapeutics, Inc. (a)	7,879	396
Pulmonx Corp. (a)	3,555	59
Pulse Biosciences, Inc. (a)(b)	1,770	4
Puma Biotechnology, Inc. (a)	4,396	10
Pyxis Oncology, Inc. (a)	2,572	5
Quanterix Corp. (a)	3,779	42
Quantum-Si, Inc. (a)	10,441	29
QuidelOrtho Corp. (a)	5,626	402
Quince Therapeutics, Inc. (a)(b)	3,156	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
R1 RCM, Inc. (a)	36,561	$677
RadNet, Inc. (a)	5,597	114
Rain Therapeutics, Inc. (a)	1,604	8
Rallybio Corp. (a)	1,423	21
Rani Therapeutics Holdings, Inc. (a)	1,891	18
Rapid Micro Biosystems, Inc. Class A (a)(b)	1,610	5
RAPT Therapeutics, Inc. (a)	2,525	61
Reata Pharmaceuticals, Inc. Class A (a)	3,264	82
Recro Pharma, Inc. (a)	5,275	9
Recursion Pharmaceuticals, Inc. Class A (a)(b)	9,564	102
REGENXBIO, Inc. (a)	4,418	117
Regulus Therapeutics, Inc. (a)	1,424	2
Relay Therapeutics, Inc. (a)	8,409	188
Relmada Therapeutics, Inc. (a)	3,003	111
Reneo Pharmaceuticals, Inc. (a)	1,222	4
Renovacor, Inc. (a)	1,156	3
Repligen Corp. (a)	5,860	1,096
Replimune Group, Inc. (a)	3,527	61
Retractable Technologies, Inc. (a)	1,795	4
Revance Therapeutics, Inc. (a)	7,720	208
REVOLUTION Medicines, Inc. (a)	7,468	147
Rhythm Pharmaceuticals, Inc. (a)	4,896	120
Rigel Pharmaceuticals, Inc. (a)	19,427	23
Rocket Pharmaceuticals, Inc. (a)	6,974	111
Royalty Pharma PLC Class A	40,532	1,629
Rubius Therapeutics, Inc. (a)	5,230	2
RxSight, Inc. (a)	1,726	21
SAB Biotherapeutics, Inc. (a)	3,223	2
Sage Therapeutics, Inc. (a)	5,804	227
Sana Biotechnology, Inc. (a)(b)	9,071	54
Sangamo Therapeutics, Inc. (a)	14,931	73
Sarepta Therapeutics, Inc. (a)	9,446	1,044
Satsuma Pharmaceuticals, Inc. (a)	2,509	15
Savara, Inc. (a)	8,028	12
Scholar Rock Holding Corp. (a)	4,339	30
Schrodinger, Inc. (a)	6,550	164
Science 37 Holdings, Inc. (a)	8,850	14
scPharmaceuticals, Inc. (a)	1,524	10
SCYNEXIS, Inc. (a)	3,595	9
Seagen, Inc. (a)	20,732	2,837
Seaspine Holdings Corp. (a)	3,715	21
Seelos Therapeutics, Inc. (a)	11,749	12
Seer, Inc. (a)	4,654	36
Select Medical Holdings Corp.	11,581	256
Selecta Biosciences, Inc. (a)(b)	11,963	20
Sellas Life Sciences Group, Inc. (a)	2,309	5
Sema4 Holdings Corp. (a)	18,582	16
Sensei Biotherapeutics, Inc. (a)	1,953	3
Senseonics Holdings, Inc. (a)(b)	42,279	56
Sensus Healthcare, Inc. (a)	1,354	17
Senti Biosciences, Inc. (a)	3,842	8
Seres Therapeutics, Inc. (a)	10,565	68
Sesen Bio, Inc. (a)(b)	22,419	10
Sharecare, Inc. (a)(b)	32,010	61
Shattuck Labs, Inc. (a)	3,608	10
Shockwave Medical, Inc. (a)	3,998	1,112
Shuttle Pharmaceuticals Holdings, Inc. (a)	572	3
SI-BONE, Inc. (a)	3,311	58
Sientra, Inc. (a)	6,341	4
SIGA Technologies, Inc.	4,643	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sight Sciences, Inc. (a)	3,203	$20
Signify Health, Inc. Class A (a)	8,031	234
Silk Road Medical, Inc. (a)	3,842	173
Silverback Therapeutics, Inc. (a)	2,738	14
Simulations Plus, Inc.	1,815	88
Singular Genomics Systems, Inc. (a)(b)	4,041	10
SmileDirectClub, Inc. (a)	13,209	12
Solid Biosciences, Inc. (a)	9,749	5
SomaLogic, Inc. (a)	12,915	37
Sonendo, Inc. (a)	1,510	2
Sorrento Therapeutics, Inc. (a)	50,579	79
Sotera Health Co. (a)	9,959	68
Spectrum Pharmaceuticals, Inc. (a)	19,013	8
Spero Therapeutics, Inc. (a)(b)	3,103	6
SpringWorks Therapeutics, Inc. (a)	4,323	123
Spruce Biosciences, Inc. (a)	1,364	2
SQZ Biotechnologies Co. (a)	2,456	6
STAAR Surgical Co. (a)	5,401	381
Stereotaxis, Inc. (a)	7,132	13
Stoke Therapeutics, Inc. (a)	2,237	29
Strata Skin Sciences, Inc. (a)	2,245	2
Supernus Pharmaceuticals, Inc. (a)	5,831	197
Surface Oncology, Inc. (a)	5,533	6
Surgalign Holdings, Inc. (a)	581	2
Surgery Partners, Inc. (a)	4,493	105
Surmodics, Inc. (a)	1,543	47
Sutro Biopharma, Inc. (a)	5,152	29
Syndax Pharmaceuticals, Inc. (a)	5,396	130
Syneos Health, Inc. (a)	11,656	550
Synlogic, Inc. (a)	5,660	5
Synthetic Biologics, Inc. (a)	1,763	2
Syros Pharmaceuticals, Inc. (a)(b)	825	5
T2 Biosystems, Inc. (a)	39,627	4
Tabula Rasa Healthcare, Inc. (a)(b)	2,711	13
Tactile Systems Technology, Inc. (a)	2,147	17
Talaris Therapeutics, Inc. (a)	2,272	6
Talkspace, Inc. (a)	10,775	11
Tandem Diabetes Care, Inc. (a)	7,219	345
Tango Therapeutics, Inc. (a)	5,098	18
Tarsus Pharmaceuticals, Inc. (a)	1,907	33
Taysha Gene Therapies, Inc. (a)	2,659	5
TCR2 Therapeutics, Inc. (a)	3,506	6
Tela Bio, Inc. (a)	1,130	10
Teladoc Health, Inc. (a)	17,622	447
Tempest Therapeutics, Inc. (a)	508	1
Tenaya Therapeutics, Inc. (a)	3,192	9
Tenet Healthcare Corp. (a)	12,006	619
Terns Pharmaceuticals, Inc. (a)	1,879	11
TFF Pharmaceuticals, Inc. (a)	2,368	10
TG Therapeutics, Inc. (a)	15,174	90
The Ensign Group, Inc.	5,965	474
The Joint Corp. (a)	1,597	25
The Oncology Institute, Inc. (a)(b)	2,783	13
The Pennant Group, Inc. (a)	3,086	32
TherapeuticsMD, Inc. (a)	951	6
Theseus Pharmaceuticals, Inc. (a)(b)	1,318	8
Tilray, Inc. Class 2 (a)(b)	63,222	174
Timber Pharmaceuticals, Inc. (a)	14,584	2
Tonix Pharmaceuticals Holding Corp. (a)(b)	5,085	3
Tracon Pharmaceuticals, Inc. (a)	2,017	3

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TransMedics Group, Inc. (a)	3,310	$138
Travere Therapeutics, Inc. (a)	6,826	168
Treace Medical Concepts, Inc. (a)	3,585	79
Trevena, Inc. (a)	19,127	3
Tricida, Inc. (a)(b)	2,844	30
TScan Therapeutics, Inc. (a)	1,031	3
Twist Bioscience Corp. (a)	6,143	216
Tyra Biosciences, Inc. (a)(b)	2,191	19
U.S. Physical Therapy, Inc.	1,447	110
UFP Technologies, Inc. (a)	773	66
Ultragenyx Pharmaceutical, Inc. (a)	7,395	306
United Therapeutics Corp. (a)	5,065	1,061
UNITY Biotechnology, Inc. (a)	14,010	6
UpHealth, Inc. (a)	6,350	3
UroGen Pharma Ltd. (a)	2,193	18
Utah Medical Products, Inc.	389	33
Vaccinex, Inc. (a)	2,420	1
Vanda Pharmaceuticals, Inc. (a)	6,156	61
Vapotherm, Inc. (a)	2,576	4
Varex Imaging Corp. (a)	4,485	95
Vaxart, Inc. (a)(b)	14,219	31
Vaxcyte, Inc. (a)	4,445	107
Vaxxinity, Inc. Class A (a)	4,074	8
Veeva Systems, Inc. Class A (a)	15,795	2,604
Ventyx Biosciences, Inc. (a)	2,486	87
Vera Therapeutics, Inc. (a)	1,382	29
Veracyte, Inc. (a)	7,964	132
Verastem, Inc. (a)	20,683	18
Vericel Corp. (a)	5,304	123
Verrica Pharmaceuticals, Inc. (a)	2,752	8
Verve Therapeutics, Inc. (a)(b)	4,084	140
Vicarious Surgical, Inc. (a)	4,052	14
Viemed Healthcare, Inc. (a)	3,818	23
Vigil Neuroscience, Inc. (a)	1,494	14
Viking Therapeutics, Inc. (a)	7,749	21
Vir Biotechnology, Inc. (a)	8,735	168
Viracta Therapeutics, Inc. (a)	2,898	12
Viridian Therapeutics, Inc. (a)(b)	3,813	78
Virios Therapeutics, Inc. (a)	633	—	(e)
Vivani Medical, Inc. (a)	1,073	2
Vivos Therapeutics, Inc. (a)	2,036	1
Vor BioPharma, Inc. (a)	2,937	12
Voyager Therapeutics, Inc. (a)	3,114	18
Vyant Bio, Inc. (a)	2,830	2
Vyne Therapeutics, Inc. (a)	6,515	1
Werewolf Therapeutics, Inc. (a)	1,709	8
X4 Pharmaceuticals, Inc. (a)	6,155	11
XBiotech, Inc. (a)	1,831	7
Xencor, Inc. (a)	6,643	173
Xeris Biopharma Holdings, Inc. (a)	14,510	23
Xilio Therapeutics, Inc. (a)	1,122	3
XOMA Corp. (a)	1,288	23
Y-mAbs Therapeutics, Inc. (a)	4,021	58
Zentalis Pharmaceuticals, Inc. (a)	5,759	125
Zimvie, Inc. (a)	2,281	23
ZIOPHARM Oncology, Inc. (a)(b)	22,092	38
Zomedica Corp. (a)(b)	109,043	23
Zynerba Pharmaceuticals, Inc. (a)	5,037	4
		86,281

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Industrials (13.8%):
374Water, Inc. (a)(b)	5,897	$17
3D Systems Corp. (a)	14,348	114
AAON, Inc.	4,761	257
AAR Corp. (a)	3,820	137
ABM Industries, Inc.	7,436	284
ACCO Brands Corp.	10,274	50
Acme United Corp.	348	8
Acuity Brands, Inc.	3,677	579
ACV Auctions, Inc. Class A (a)	12,556	90
Advanced Drainage Systems, Inc.	8,445	1,050
Advent Technologies Holdings, Inc. (a)	2,930	9
AECOM	15,856	1,084
Aerojet Rocketdyne Holdings, Inc. (a)	8,586	343
AeroVironment, Inc. (a)	2,667	222
AerSale Corp. (a)	1,704	32
AGCO Corp.	6,946	668
Agrify Corp. (a)(b)	2,745	1
Air Industries Group (a)	2,754	2
Air Lease Corp.	11,710	363
Air T, Inc.	169	3
Air Transport Services Group, Inc. (a)	6,586	159
Alamo Group, Inc.	1,332	163
Albany International Corp.	3,496	276
Alight, Inc. Class A (a)	25,913	190
Allegiant Travel Co. (a)	1,776	130
Allied Motion Technologies, Inc.	1,507	43
Allison Transmission Holdings, Inc.	10,819	365
Alta Equipment Group, Inc.	2,651	29
Altra Industrial Motion Corp.	7,314	246
AMERCO, Inc.	1,002	510
Ameresco, Inc. Class A (a)	3,572	237
American Superconductor Corp. (a)	3,113	14
American Woodmark Corp. (a)	1,850	81
API Group Corp. (a)	24,686	328
Apogee Enterprises, Inc.	2,415	92
Applied Industrial Technologies, Inc.	4,283	440
Aqua Metals, Inc. (a)	8,211	6
ARC Document Solutions, Inc.	4,100	9
ArcBest Corp.	2,701	196
Archer Aviation, Inc. Class A (a)(b)	13,860	36
Arcosa, Inc.	5,382	308
Argan, Inc.	1,498	48
Aris Water Solution, Inc. Class A	2,751	35
Armstrong World Industries, Inc.	5,216	413
Array Technologies, Inc. (a)	15,874	263
ASGN, Inc. (a)	5,529	500
Astec Industries, Inc.	2,544	79
Astra Space, Inc. (a)(b)	18,983	12
Astronics Corp. (a)	2,855	22
Astrotech Corp. (a)	5,104	2
Atkore, Inc. (a)	4,645	361
Atlas Air Worldwide Holdings, Inc. (a)	2,990	286
Atlas Technical Consultants, Inc. (a)	3,965	26
Aurora Innovation, Inc. (a)(b)	30,417	67
Avis Budget Group, Inc. (a)	5,349	794
Axon Enterprise, Inc. (a)	7,667	887
AZZ, Inc.	2,758	101
Babcock & Wilcox Enterprises, Inc. (a)	9,601	61

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	5,450	$157
Barrett Business Services, Inc.	765	60
Beacon Roofing Supply, Inc. (a)	5,684	311
Berkshire Grey, Inc. (a)	4,672	8
BGSF, Inc.	1,096	12
Bird Global, Inc. Class A (a)(b)	10,242	4
BitNile Holdings, Inc. (a)	32,693	6
BlackSky Technology, Inc. (a)	6,866	10
Blade Air Mobility, Inc. (a)	5,271	21
Blink Charging Co. (a)(b)	4,677	83
Bloom Energy Corp. Class A (a)	19,217	384
BlueLinx Holdings, Inc. (a)	1,023	64
Boise Cascade Co.	4,390	261
Booz Allen Hamilton Holding Corp.	14,725	1,360
Bowman Consulting Group Ltd. (a)	1,013	15
Brady Corp. Class A	5,161	215
BrightView Holdings, Inc. (a)	4,329	34
Broadwind, Inc. (a)	2,113	6
Builders FirstSource, Inc. (a)	17,368	1,023
BWX Technologies, Inc.	10,357	522
CACI International, Inc. Class A (a)	2,632	687
Cadre Holdings, Inc. (b)	1,823	44
Capstone Green Energy Corp. (a)	1,989	4
Carlisle Cos., Inc.	5,814	1,630
Casella Waste Systems, Inc. (a)	5,641	431
CBIZ, Inc. (a)	5,547	237
CECO Environmental Corp. (a)	3,289	29
Charah Solutions, Inc. (a)	1,914	4
ChargePoint Holdings, Inc. (a)	20,067	296
Chart Industries, Inc. (a)	4,117	759
Chicago Rivet & Machine Co.	89	2
CIRCOR International, Inc. (a)	2,265	37
Civeo Corp. (a)	1,514	38
Clean Harbors, Inc. (a)	5,713	628
Columbus McKinnon Corp.	3,150	82
Comfort Systems USA, Inc.	3,981	387
Commercial Vehicle Group, Inc. (a)	3,185	14
Concrete Pumping Holdings, Inc. (a)	2,955	19
Construction Partners, Inc. Class A (a)	4,491	118
Core & Main, Inc. Class A (a)	6,873	156
CoreCivic, Inc. (a)	13,088	116
Covenant Logistics Group, Inc. Class A	1,086	31
CRA International, Inc.	781	69
Crane Holdings Co.	5,414	474
CSW Industrials, Inc.	1,734	208
Curtiss-Wright Corp.	4,316	601
Daseke, Inc. (a)	4,614	25
Deluxe Corp.	4,843	81
Desktop Metal, Inc. Class A (a)(b)	24,724	64
DLH Holdings Corp. (a)	1,251	15
Donaldson Co., Inc.	13,890	681
Douglas Dynamics, Inc.	2,520	71
Driven Brands Holdings, Inc. (a)	10,269	287
DSS, Inc. (a)	2,784	1
Ducommun, Inc. (a)	1,261	50
Dun & Bradstreet Holdings, Inc.	23,643	293
DXP Enterprises, Inc. (a)	1,798	43
Dycom Industries, Inc. (a)	3,221	308
Eagle Bulk Shipping, Inc.	1,446	62
EMCOR Group, Inc.	5,492	634

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Encore Wire Corp.	2,085	$241
Energous Corp. (a)(b)	8,444	9
Energy Recovery, Inc. (a)	5,131	112
Energy Vault Holdings, Inc. (a)	6,534	35
Enerpac Tool Group Corp.	6,470	115
EnerSys	4,525	263
Ennis, Inc.	2,784	56
Enovix Corp. (a)	12,134	222
EnPro Industries, Inc.	2,338	199
Eos Energy Enterprises, Inc. (a)	5,893	10
Esab Corp.	5,727	191
ESCO Technologies, Inc.	2,877	211
Espey Manufacturing & Electronics Corp. (a)	175	2
ESS Tech, Inc. (a)	5,395	22
Eve Holding, Inc. (a)(b)	2,400	22
EVI Industries, Inc. (a)	597	11
Evoqua Water Technologies Corp. (a)	13,519	447
Exponent, Inc.	5,746	504
Fast Radius, Inc. (a)	3,691	1
Fathom Digital Manufacturing C (a)(b)	1,538	3
Federal Signal Corp.	6,746	252
First Advantage Corp. (a)	5,742	74
FiscalNote Holdings, Inc. (a)(b)	7,583	48
Flowserve Corp.	14,840	361
Fluence Energy, Inc. (a)(b)	4,153	61
Fluor Corp. (a)	15,810	394
Forrester Research, Inc. (a)	1,272	46
Fortress Transportation and Infrastructure Investors LLC Class A	11,059	166
Forward Air Corp.	3,018	272
Franklin Covey Co. (a)	1,353	61
Franklin Electric Co., Inc.	4,363	357
FreightCar America, Inc. (a)	1,251	5
Frontier Group Holdings, Inc. (a)	4,202	41
FTAI Infrastructure, Inc. (a)	11,284	27
FTC Solar, Inc. (a)	3,928	12
FTI Consulting, Inc. (a)	3,804	630
Fuel Tech, Inc. (a)	2,648	3
FuelCell Energy, Inc. (a)(b)	46,050	157
Gates Industrial Corp. PLC (a)	11,539	113
GATX Corp.	3,968	338
GEE Group, Inc. (a)	12,176	8
Gencor Industries, Inc. (a)	1,176	11
Gibraltar Industries, Inc. (a)	3,556	146
Global Industrial Co.	819	22
GMS, Inc. (a)	4,767	191
Graco, Inc.	19,010	1,140
GrafTech International Ltd.	21,851	94
Graham Corp.	1,121	10
Granite Construction, Inc.	4,956	126
Great Lakes Dredge & Dock Corp. (a)	7,277	55
Griffon Corp.	5,378	159
GXO Logistics, Inc. (a)	13,200	463
H&E Equipment Services, Inc.	3,572	101
Harsco Corp. (a)	8,838	33
Hawaiian Holdings, Inc. (a)	5,660	74
Hayward Holdings, Inc. (a)	19,369	172
Healthcare Services Group	8,325	101
Heartland Express, Inc.	5,289	76
HEICO Corp.	4,147	597
HEICO Corp. Class A	8,388	961

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	2,195	$57
Heliogen, Inc. (a)	15,561	29
Helios Technologies, Inc.	3,658	185
Herc Holdings, Inc.	3,363	349
Heritage-Crystal Clean, Inc. (a)	1,785	53
Hexcel Corp.	9,454	489
Hillenbrand, Inc.	7,808	287
Hillman Solutions Corp. (a)	12,581	95
HireQuest, Inc.	580	7
HireRight Holdings Corp. (a)	2,255	34
HNI Corp.	4,600	122
Hub Group, Inc. Class A (a)	3,744	258
Hubbell, Inc.	6,033	1,345
Hudson Global, Inc. (a)	259	9
Hudson Technologies, Inc. (a)	4,242	31
Hurco Cos., Inc.	701	16
Huron Consulting Group, Inc. (a)	2,289	152
Hydrofarm Holdings Group, Inc. (a)(b)	4,403	9
Hyliion Holdings Corp. (a)	12,250	35
HyreCar, Inc. (a)	2,319	2
Hyster-Yale Materials Handling, Inc.	641	14
Hyzon Motors, Inc. (a)(b)	8,162	14
IAA, Inc. (a)	15,035	479
Icahn Enterprises, LP	36,648	1,820
ICF International, Inc.	2,048	223
Ideal Power, Inc. (a)	590	6
Ideanomics, Inc. (a)	52,559	14
IES Holdings, Inc. (a)	2,237	62
Infrastructure And Energy Alternatives, Inc. Class A (a)	5,193	70
INNOVATE Corp. (a)(b)	5,521	4
Innovative Solutions & Support, Inc. (a)	1,333	12
Insperity, Inc.	4,058	414
Insteel Industries, Inc.	2,103	56
Interface, Inc.	6,472	58
iSun, Inc. (a)	816	2
ITT, Inc.	9,297	607
Janus International Group, Inc. (a)	8,491	76
JELD-WEN Holding, Inc. (a)	8,994	79
JetBlue Airways Corp. (a)	36,772	244
Joby Aviation, Inc. (a)(b)	34,492	149
John Bean Technologies Corp.	3,546	305
Kadant, Inc.	1,312	219
Kaman Corp.	3,149	88
KAR Auction Services, Inc. (a)	12,890	144
Karat Packaging, Inc. (a)	653	10
KBR, Inc.	15,630	676
Kelly Services, Inc. Class A	3,810	52
Kennametal, Inc.	8,774	181
Kforce, Inc.	2,260	133
Kimball International, Inc. Class B	4,030	25
Kirby Corp. (a)	6,733	409
Knightscope, Inc. Class A (a)	2,997	7
Knight-Swift Transportation Holdings, Inc.	16,966	830
Korn Ferry	5,940	279
Kratos Defense & Security Solutions, Inc. (a)	14,015	142
KULR Technology Group, Inc. (a)	7,793	10
Landstar System, Inc.	4,095	591
Lawson Products, Inc. (a)	2,163	61
LB Foster Co. Class A (a)	1,118	11
Legalzoom.com, Inc. (a)(b)	8,615	74

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennox International, Inc.	3,621	$806
Lightning eMotors, Inc. (a)	3,964	6
Limbach Holdings, Inc. (a)	1,008	8
Lincoln Electric Holdings, Inc.	6,510	818
Lindsay Corp.	1,234	177
LSI Industries, Inc.	2,685	21
Lyft, Inc. Class A (a)	33,997	448
ManpowerGroup, Inc.	5,816	376
Markforged Holding Corp. (a)(b)	9,648	19
Marten Transport Ltd.	6,531	125
MasTec, Inc. (a)	6,604	419
Mastech Digital, Inc. (a)	369	5
Matrix Service Co. (a)	2,888	12
Matson, Inc.	4,338	267
Matthews International Corp. Class A	3,163	71
Maxar Technologies, Inc.	8,173	153
Mayville Engineering Co., Inc. (a)	1,095	7
McGrath RentCorp	2,712	227
MDU Resources Group, Inc.	22,166	606
Mercury Systems, Inc. (a)	6,352	258
Mesa Air Group, Inc. (a)	3,955	7
Microvast Holdings, Inc. (a)(b)	14,084	25
Miller Industries, Inc.	1,245	27
MillerKnoll, Inc.	8,526	133
Mistras Group, Inc. (a)	2,029	9
Momentus, Inc. (a)	5,957	8
Montrose Environmental Group, Inc. (a)	2,932	99
Moog, Inc. Class A	3,223	227
MRC Global, Inc. (a)	9,018	65
MSA Safety, Inc.	4,132	452
MSC Industrial Direct Co., Inc.	5,214	380
Mueller Industries, Inc.	6,243	371
Mueller Water Products, Inc. Class A	17,432	179
MYR Group, Inc. (a)	1,854	157
National Presto Industries, Inc.	593	39
Nikola Corp. (a)(b)	31,007	109
Nl Industries, Inc.	941	7
NN, Inc. (a)	4,783	8
Northwest Pipe Co. (a)	1,094	31
NOW, Inc. (a)	12,461	125
NuScale Power Corp. (a)(b)	2,364	28
nVent Electric PLC	18,526	586
Ocean Power Technologies, Inc. (a)	6,348	5
Odyssey Marine Exploration, Inc. (a)	1,902	6
Omega Flex, Inc.	378	35
Orbital Infrastructure Group, Inc. (a)	11,144	5
Orion Energy Systems, Inc. (a)	3,121	5
Orion Group Holdings, Inc. (a)	3,228	9
Oshkosh Corp.	7,349	517
Owens Corning	10,818	850
PAM Transportation Services, Inc. (a)	733	23
Park Aerospace Corp.	2,253	25
Park-Ohio Holdings Corp.	975	11
Parsons Corp. (a)	11,642	456
Performant Financial Corp. (a)	6,788	13
Perma-Fix Environmental Services (a)	1,177	5
Perma-Pipe International Holdings, Inc. (a)	853	8
PGT Innovations, Inc. (a)	6,466	136
Pitney Bowes, Inc.	18,360	43
Planet Labs PBC (a)(b)	20,050	109

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Plug Power, Inc. (a)(b)	58,481	$1,229
Polar Power, Inc. (a)	813	2
Powell Industries, Inc.	1,017	21
Preformed Line Products Co.	314	22
Primoris Services Corp.	5,921	96
Proto Labs, Inc. (a)	3,091	113
Quad/Graphics, Inc. (a)	3,597	9
Quanex Building Products Corp.	3,686	67
Quest Resource Holding Corp. (a)	1,671	14
RBC Bearings, Inc. (a)	3,219	669
RCM Technologies, Inc. (a)	881	15
Red Violet, Inc. (a)	966	17
Redwire Corp. (a)(b)	2,082	5
Regal Rexnord Corp.	7,549	1,060
Resideo Technologies, Inc. (a)	16,377	312
Resources Connection, Inc.	3,571	65
REV Group, Inc.	3,503	39
Rocket Lab USA, Inc. (a)	28,225	115
Romeo Power, Inc. (a)(b)	19,841	8
Rush Enterprises, Inc. Class A	4,821	211
Rush Enterprises, Inc. Class B	633	30
Ryder System, Inc.	5,698	430
Saia, Inc. (a)	2,998	570
Sarcos Technology and Robotics Corp. (a)(b)	7,733	17
Schneider National, Inc. Class B	6,039	123
Science Applications International Corp.	6,196	548
SES AI Corp. (a)(b)	25,229	123
SG Blocks, Inc. (a)	1,108	2
Shapeways Holdings, Inc. (a)(b)	2,736	2
Shoals Technologies Group, Inc. Class A (a)	11,897	256
Simpson Manufacturing Co., Inc.	4,852	380
Sino-Global Shipping America Ltd. (a)(b)	2,220	6
SiteOne Landscape Supply, Inc. (a)	5,012	522
Skillsoft Corp. (a)	9,708	18
SkyWest, Inc. (a)	5,514	90
SP Plus Corp. (a)	2,537	79
Spire Global, Inc. (a)(b)	11,435	12
Spirit AeroSystems Holdings, Inc. Class A	11,819	259
Spirit Airlines, Inc. (a)	12,237	230
SPX Technologies, Inc. (a)	4,928	272
Standex International Corp.	1,331	109
Steelcase, Inc. Class A	9,743	64
Stem, Inc. (a)	14,885	199
Stericycle, Inc. (a)	10,467	441
Sterling Check Corp. (a)	9,410	166
Sterling Infrastructure, Inc. (a)	3,268	70
Sun Country Airlines Holdings, Inc. (a)	3,763	51
SunPower Corp. (a)(b)	9,687	223
Sunrun, Inc. (a)	23,362	645
Sunworks, Inc. (a)(b)	3,664	10
Symbotic, Inc. (a)	880	10
Taylor Devices, Inc. (a)	338	3
Tennant Co.	2,090	118
Terex Corp.	7,467	222
Terran Orbital Corp. (a)	7,985	14
Tetra Tech, Inc.	5,995	771
Textainer Group Holdings Ltd.	4,872	131
The AZEK Co., Inc. (a)	16,757	279
The Brink's Co.	5,257	255
The Eastern Co.	664	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The GEO Group, Inc. (a)	13,385	$103
The Gorman-Rupp Co.	2,549	61
The Greenbrier Cos., Inc.	3,553	86
The LS Starrett Co. Class A (a)	645	6
The Manitowoc Co., Inc. (a)	3,873	30
The Middleby Corp. (a)	5,812	745
The Shyft Group, Inc.	3,624	74
The Timken Co.	7,339	433
The Toro Co.	11,873	1,027
Thermon Group Holdings, Inc. (a)	3,725	57
Titan International, Inc. (a)	5,777	70
Titan Machinery, Inc. (a)	2,281	64
TPI Composites, Inc. (a)	4,149	47
TransUnion	21,858	1,300
Trex Co., Inc. (a)	12,395	545
TriNet Group, Inc. (a)	6,560	467
Trinity Industries, Inc.	9,219	197
Triumph Group, Inc. (a)	7,230	62
TrueBlue, Inc. (a)	3,600	69
TuSimple Holdings, Inc. Class A (a)(b)	13,430	102
Tutor Perini Corp. (a)	4,723	26
Twin Disc, Inc. (a)	1,190	14
Uber Technologies, Inc. (a)	213,574	5,660
UFP Industries, Inc.	6,786	490
Ultralife Corp. (a)	1,099	5
UniFirst Corp.	1,697	285
Univar Solutions, Inc. (a)	18,749	426
Universal Logistics Holdings, Inc.	717	23
Upwork, Inc. (a)	12,895	176
V2X, Inc. (a)	1,314	47
Valmont Industries, Inc.	2,376	638
Velo3D, Inc. (a)(b)	9,660	38
Veritiv Corp. (a)	1,475	144
Vertiv Holdings Co.	34,678	337
Viad Corp. (a)	2,271	72
Vicor Corp. (a)	2,524	149
View, Inc. (a)(b)	15,931	21
Virgin Galactic Holdings, Inc. (a)(b)	22,324	105
Virgin Orbit Holdings, Inc. (a)	1,521	5
VirTra, Inc. (a)	1,173	6
Vivakor, Inc. (a)	1,230	1
VSE Corp.	1,192	42
Wabash National Corp.	5,348	83
Watsco, Inc.	3,733	961
Watts Water Technologies, Inc. Class A	3,070	386
Werner Enterprises, Inc.	6,193	233
WESCO International, Inc. (a)	4,961	592
Westwater Resources, Inc. (a)	5,253	6
Wheels Up Experience, Inc. (a)	18,597	21
Willdan Group, Inc. (a)	1,373	20
Williams Industrial Services Group, Inc. (a)	2,682	4
Willis Lease Finance Corp. (a)	263	9
WillScot Mobile Mini Holdings Corp. (a)	23,779	959
Woodward, Inc.	6,403	514
Xos, Inc. (a)(b)	5,657	7
XPO Logistics, Inc. (a)	12,802	570
Yellow Corp. (a)	3,634	18
Zurn Elkay Water Solutions Corp.	16,752	410
		91,309

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (18.2%):
8x8, Inc. (a)	12,939	$45
908 Devices, Inc. (a)(b)	2,546	42
A10 Networks, Inc.	6,919	92
ACI Worldwide, Inc. (a)	12,691	265
ACM Research, Inc. Class A (a)	5,045	63
ADTRAN Holdings, Inc.	7,912	155
Advanced Energy Industries, Inc.	4,157	322
Aehr Test Systems (a)(b)	2,794	39
Aeva Technologies, Inc. (a)	12,117	23
AEye, Inc. (a)	11,756	13
Affirm Holdings, Inc. (a)(b)	22,358	419
AgileThought, Inc. (a)(b)	2,789	11
Agilysys, Inc. (a)	2,700	149
Airgain, Inc. (a)	1,077	8
Airspan Networks Holdings, Inc. (a)(b)	1,642	3
Akoustis Technologies, Inc. (a)(b)	6,169	18
Alarm.com Holdings, Inc. (a)	5,366	348
Alkami Technology, Inc. (a)(b)	3,928	59
Allegro MicroSystems, Inc. (a)	7,384	161
Alpha & Omega Semiconductor Ltd. (a)	2,486	76
Altair Engineering, Inc. Class A (a)	5,809	257
Alteryx, Inc. Class A (a)	6,623	370
Ambarella, Inc. (a)	4,100	230
American Software, Inc. Class A	3,577	55
American Virtual Cloud Technologies, Inc. (a)(b)	8,914	2
Amkor Technology, Inc.	6,115	104
Amplitude, Inc. Class A (a)	5,039	78
Amtech Systems, Inc. (a)	1,277	11
Appfolio, Inc. Class A (a)	2,038	213
Appian Corp. (a)(b)	4,511	184
Applied Blockchain, Inc. (a)	7,489	13
Applied Optoelectronics, Inc. (a)(b)	2,879	8
AppLovin Corp. Class A (a)(b)	11,602	226
Arlo Technologies, Inc. (a)	9,552	44
Arrow Electronics, Inc. (a)	7,213	665
Arteris, Inc. (a)	1,781	12
Asana, Inc. Class A (a)(b)	8,446	188
Aspen Technology, Inc. (a)	7,493	1,785
AstroNova, Inc. (a)	684	8
Asure Software, Inc. (a)	2,034	12
Atomera, Inc. (a)(b)	2,548	26
Autoscope Technologies Corp.	459	2
Avalara, Inc. (a)	9,722	892
Avaya Holdings Corp. (a)(b)	8,089	13
AvePoint, Inc. (a)	12,209	49
Aviat Networks, Inc. (a)	1,205	33
Avid Technology, Inc. (a)	4,663	108
AvidXchange Holdings, Inc. (a)	14,394	121
Avnet, Inc.	10,641	384
Aware, Inc. (a)	1,529	3
Axcelis Technologies, Inc. (a)	3,639	220
AXT, Inc. (a)	4,595	31
Backblaze, Inc. Class A (a)	1,373	7
Badger Meter, Inc.	3,290	304
Bel Fuse, Inc. Class A	197	6
Bel Fuse, Inc. Class B	1,139	29
Belden, Inc.	4,843	291
Benchmark Electronics, Inc.	3,872	96

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Benefitfocus, Inc. (a)	3,186	$20
Bentley Systems, Inc. Class B	22,312	683
BigBear.ai Holdings, Inc. (a)(b)	1,290	2
BigCommerce Holdings, Inc. Class 1 (a)	6,832	101
Bill.com Holdings, Inc. (a)	11,190	1,481
BK Technologies Corp.	1,635	4
Black Knight, Inc. (a)	17,187	1,113
Blackbaud, Inc. (a)	4,636	204
Blackline, Inc. (a)	5,552	333
Blend Labs, Inc. Class A (a)(b)	16,484	36
Block, Inc. (a)	59,526	3,273
BM Technologies, Inc. (a)(b)	1,264	8
Box, Inc. Class A (a)	15,514	378
Boxlight Corp. Class A (a)	7,437	5
Braze, Inc. Class A (a)(b)	4,343	151
Brightcove, Inc. (a)	4,519	28
BSQUARE Corp. (a)	2,159	3
BTRS Holdings, Inc. (a)	9,115	84
C3.ai, Inc. Class A (a)(b)	9,179	115
CalAmp Corp. (a)	3,941	15
Calix, Inc. (a)	6,518	399
Cambium Networks Corp. (a)	1,286	22
Casa Systems, Inc. (a)(b)	3,537	11
Cass Information Systems, Inc.	1,396	48
CCC Intelligent Solutions Holdings, Inc. (a)(b)	12,600	115
Cepton, Inc. (a)	4,593	9
Cerence, Inc. (a)	4,382	69
CEVA, Inc. (a)	2,559	67
ChannelAdvisor Corp. (a)	3,131	71
Ciena Corp. (a)	16,653	673
Cipher Mining, Inc. (a)	4,496	6
Cirrus Logic, Inc. (a)	6,288	433
Clear Secure, Inc. Class A (a)(b)	6,748	154
Clearfield, Inc. (a)	1,315	138
ClearSign Technologies Corp. (a)	3,446	3
Clearwater Analytics Holdings, Inc. Class A (a)	5,894	99
Cloudflare, Inc. Class A (a)	31,493	1,742
Coda Octopus Group, Inc. (a)	541	3
Cognex Corp.	19,098	792
Coherent Corp. (a)	14,563	508
Cohu, Inc. (a)	5,367	138
CommScope Holding Co., Inc. (a)	22,930	211
CommVault Systems, Inc. (a)	4,986	264
CompoSecure, Inc. (a)	943	5
Computer Task Group, Inc. (a)	1,568	11
Comtech Telecommunications Corp.	2,998	30
Concentrix Corp.	4,905	548
Conduent, Inc. (a)	22,296	74
Confluent, Inc. Class A (a)	15,069	358
Consensus Cloud Solutions, Inc. (a)	1,982	94
Core Scientific, Inc. (a)(b)	26,369	34
Corsair Gaming, Inc. (a)(b)	4,350	49
Couchbase, Inc. (a)	2,746	39
Coupa Software, Inc. (a)	8,536	502
CPI Card Group, Inc. (a)	486	8
Crowdstrike Holdings, Inc. Class A (a)	23,906	3,940
CS Disco, Inc. (a)(b)	1,733	17
CSG Systems International, Inc.	3,497	185
CSP, Inc.	382	3
CTS Corp.	3,510	146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CVD Equipment Corp. (a)	557	$3
Cvent Holding Corp. (a)(b)	4,384	23
Cyberoptics Corp. (a)	801	43
Cyxtera Technologies, Inc. (a)(b)	8,312	34
Daktronics, Inc. (a)	4,192	11
Data I/O Corp. (a)	870	2
Datadog, Inc. Class A (a)	29,059	2,580
Dave, Inc. (a)	19,620	7
Dell Technologies, Inc. Class C	28,540	975
Diebold Nixdorf, Inc. (a)	8,258	20
Digi International, Inc. (a)	3,847	133
Digimarc Corp. (a)	1,542	21
Digital Ally, Inc. (a)	5,049	2
Digital Turbine, Inc. (a)	9,652	139
DigitalOcean Holdings, Inc. (a)(b)	5,565	201
Diodes, Inc. (a)	5,010	325
DocuSign, Inc. (a)	22,342	1,195
Dolby Laboratories, Inc. Class A	6,923	451
Domo, Inc. Class B (a)	3,344	60
DoubleVerify Holdings, Inc. (a)	7,451	204
Dropbox, Inc. Class A (a)	29,695	615
Duck Creek Technologies, Inc. (a)	8,580	102
Dynatrace, Inc. (a)	21,860	761
DZS, Inc. (a)	1,996	23
E2open Parent Holdings, Inc. (a)	26,054	158
Eastman Kodak Co. (a)(b)	6,012	28
Ebix, Inc.	2,737	52
eGain Corp. (a)	2,465	18
eMagin Corp. (a)	8,182	5
Embark Technology, Inc. (a)	1,272	9
EMCORE Corp. (a)	3,922	7
Enfusion, Inc. Class A (a)(b)	3,195	39
EngageSmart, Inc. (a)	2,046	42
Entegris, Inc.	16,745	1,390
Envestnet, Inc. (a)	5,955	264
ePlus, Inc. (a)	2,992	124
Euronet Worldwide, Inc. (a)	5,453	413
Everbridge, Inc. (a)	4,310	133
EverCommerce, Inc. (a)(b)	3,093	34
Everspin Technologies, Inc. (a)	1,854	11
Evo Payments, Inc. Class A (a)	5,336	178
Evolv Technologies Holdings, Inc. (a)	6,710	14
Exela Technologies, Inc. (a)(b)	7,301	3
ExlService Holdings, Inc. (a)	3,604	531
Expensify, Inc. Class A (a)	4,262	63
Extreme Networks, Inc. (a)	14,594	191
Fair Isaac Corp. (a)	2,810	1,158
FARO Technologies, Inc. (a)	2,054	56
Fastly, Inc. Class A (a)	12,466	114
First Solar, Inc. (a)	11,377	1,505
Five9, Inc. (a)	7,801	585
Flywire Corp. (a)	8,942	205
ForgeRock, Inc. Class A (a)(b)	3,179	46
FormFactor, Inc. (a)	8,671	217
Frequency Electronics, Inc. (a)	930	5
Freshworks, Inc. Class A (a)(b)	15,518	201
Genasys, Inc. (a)	4,030	11
Genpact Ltd.	19,168	839
Gitlab, Inc. Class A (a)	7,508	385
GLOBALFOUNDRIES, Inc. (a)(b)	7,967	385

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	17,756	$1,259
Greenidge Generation Holdings, Inc. (a)	912	2
Grid Dynamics Holdings, Inc. (a)	5,223	98
GSE Systems, Inc. (a)	2,097	2
Guidewire Software, Inc. (a)	9,517	586
Harmonic, Inc. (a)	11,571	151
HashiCorp., Inc. Class A (a)	7,954	256
HubSpot, Inc. (a)	5,180	1,399
I3 Verticals, Inc. Class A (a)	2,477	50
IBEX Ltd. (a)	439	8
Ichor Holdings Ltd. (a)	3,198	77
Identiv, Inc. (a)	2,448	31
Immersion Corp. (a)	3,614	20
Impinj, Inc. (a)	2,761	221
Infinera Corp. (a)(b)	24,139	117
Informatica, Inc. Class A (a)	12,381	248
Information Services Group, Inc.	3,632	17
Innodata, Inc. (a)	2,820	9
Inpixon (a)	18,022	2
Inseego Corp. (a)(b)	12,102	25
Insight Enterprises, Inc. (a)	3,905	322
Instructure Holdings, Inc. (a)(b)	1,611	36
Intapp, Inc. (a)	4,218	79
Intellicheck, Inc. (a)	2,040	5
Intelligent Systems Corp. (a)	652	14
InterDigital, Inc.	3,267	132
International Money Express, Inc. (a)	3,828	87
inTEST Corp. (a)	1,176	9
Intevac, Inc. (a)	2,390	11
Inuvo, Inc. (a)	11,729	5
IonQ, Inc. (a)(b)	14,475	73
IPG Photonics Corp. (a)	3,649	308
IronNet, Inc. (a)	4,936	3
Issuer Direct Corp. (a)	299	6
Iteris, Inc. (a)	4,785	14
Itron, Inc. (a)	5,074	214
Jabil, Inc.	14,994	865
Jamf Holding Corp. (a)	4,797	106
JFrog Ltd. (a)	6,201	137
Kaleyra, Inc. (a)	3,121	3
Kaltura, Inc. (a)(b)	5,810	13
Key Tronic Corp. (a)	1,135	5
Kimball Electronics, Inc. (a)	2,656	46
KnowBe4, Inc. Class A (a)	7,961	166
Knowles Corp. (a)	10,197	124
Kopin Corp. (a)	9,461	10
Kulicke & Soffa Industries, Inc.	6,395	246
KVH Industries, Inc. (a)	1,429	13
Kyndryl Holdings, Inc. (a)	22,916	190
Lantronix, Inc. (a)(b)	3,190	15
Latch, Inc. (a)	11,509	11
Lattice Semiconductor Corp. (a)	15,436	760
LightPath Technologies, Inc. Class A (a)	2,578	3
Limelight Networks, Inc. (a)	14,718	41
Littelfuse, Inc.	2,755	547
LivePerson, Inc. (a)	7,921	75
LiveRamp Holdings, Inc. (a)	7,395	134
LiveVox Holdings, Inc. (a)	2,267	7
Lumentum Holdings, Inc. (a)	7,500	514
Luna Innovations, Inc. (a)	3,538	16

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	5,882	$305
Manhattan Associates, Inc. (a)	7,050	938
Marathon Digital Holdings, Inc. (a)(b)	12,203	131
Marin Software, Inc. (a)	1,721	2
Marqeta, Inc. Class A (a)	44,532	317
Marvell Technology, Inc.	95,843	4,113
Matterport, Inc. (a)(b)	25,455	96
Maximus, Inc.	6,806	394
MaxLinear, Inc. (a)	8,183	267
MeridianLink, Inc. (a)	1,927	31
Meta Materials, Inc. (a)(b)	35,644	23
Methode Electronics, Inc.	3,946	147
MicroStrategy, Inc. (a)(b)	1,061	225
MicroVision, Inc. (a)(b)	18,606	67
MICT, Inc. (a)	12,503	9
Mirion Technologies, Inc. (a)(b)	19,763	148
Mitek Systems, Inc. (a)	4,889	45
MKS Instruments, Inc.	6,568	543
Model N, Inc. (a)	3,996	137
Momentive Global, Inc. (a)	14,413	84
MoneyGram International, Inc. (a)	9,737	101
MongoDB, Inc. (a)	7,489	1,487
N-able, Inc. (a)	6,342	59
Napco Security Technologies, Inc. (a)	3,295	96
National Instruments Corp.	14,874	561
nCino, Inc. (a)(b)	7,552	258
NCR Corp. (a)	14,767	281
NETGEAR, Inc. (a)	3,099	62
Netlist, Inc. (a)(b)	25,507	66
NetScout Systems, Inc. (a)	7,792	244
NetSol Technologies, Inc. (a)	1,047	3
New Relic, Inc. (a)	6,878	395
NextNav, Inc. (a)	1,841	5
nLight, Inc. (a)	4,865	46
Novanta, Inc. (a)	3,926	454
Nutanix, Inc. Class A (a)	25,214	525
NVE Corp.	537	25
Okta, Inc. (a)	16,726	951
Olo, Inc. Class A (a)	11,150	88
ON24, Inc. (a)	3,989	35
One Stop Systems, Inc. (a)	1,705	5
OneSpan, Inc. (a)	3,911	34
Onto Innovation, Inc. (a)	5,585	358
Optical Cable Corp. (a)	573	2
OSI Systems, Inc. (a)	1,748	126
PagerDuty, Inc. (a)	9,011	208
Palantir Technologies, Inc. Class A (a)	193,996	1,577
Palo Alto Networks, Inc. (a)	33,296	5,454
PAR Technology Corp. (a)(b)	2,941	87
Paya Holdings, Inc. (a)	9,747	60
Paycor HCM, Inc. (a)	5,385	159
Paylocity Holding Corp. (a)	4,582	1,107
Paymentus Holdings, Inc. Class A (a)(b)	1,753	17
Payoneer Global, Inc. (a)	23,208	140
Paysign, Inc. (a)	3,611	9
PC Connection, Inc.	477	22
PC-Telephone, Inc.	1,929	9
PDF Solutions, Inc. (a)	3,315	81
Pegasystems, Inc.	4,373	141
Peraso, Inc. (a)	2,379	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	3,851	$250
PFSweb, Inc. (a)	1,902	18
Photronics, Inc. (a)	6,794	99
Ping Identity Holding Corp. (a)	8,000	225
Pixelworks, Inc. (a)	5,799	9
Plexus Corp. (a)	3,083	270
Power Integrations, Inc.	6,363	409
Powerfleet, Inc. (a)	3,657	11
Priority Technology Holdings, Inc. (a)	1,393	6
Procore Technologies, Inc. (a)	12,738	630
Progress Software Corp.	4,836	206
PROS Holdings, Inc. (a)	4,579	113
Pure Storage, Inc. Class A (a)	31,260	856
Q2 Holdings, Inc. (a)	6,182	199
Qualtrics International, Inc. Class A (a)	10,510	107
Qualys, Inc. (a)	3,877	540
Quicklogic Corp. (a)	1,386	9
Rackspace Technology, Inc. (a)(b)	5,738	23
Rambus, Inc. (a)	12,425	316
Rapid7, Inc. (a)	6,465	277
RealNetworks, Inc. (a)	3,383	2
Rekor Systems, Inc. (a)(b)	5,049	5
Remitly Global, Inc. (a)	9,731	108
Research Frontiers, Inc. (a)	2,981	6
RF Industries Ltd. (a)	911	5
Ribbon Communications, Inc. (a)	13,496	30
Richardson Electronics Ltd.	1,196	18
Rimini Street, Inc. (a)	5,268	25
RingCentral, Inc. Class A (a)	9,432	377
Riot Blockchain, Inc. (a)(b)	17,196	121
Rogers Corp. (a)	2,114	511
Rubicon Technologies, Inc. (a)	4,783	10
Sabre Corp. (a)	34,282	177
Samsara, Inc. Class A (a)(b)	8,550	103
Sanmina Corp. (a)	6,366	293
ScanSource, Inc. (a)	2,802	74
Seachange International, Inc. (a)	4,261	2
SecureWorks Corp. Class A (a)	1,155	9
SEMrush Holdings, Inc. Class A (a)	3,148	35
Semtech Corp. (a)	7,140	210
SentinelOne, Inc. Class A (a)	21,027	537
Shift4 Payments, Inc. Class A (a)	5,686	254
ShotSpotter, Inc. (a)	966	28
SigmaTron International, Inc. (a)(b)	585	3
Silicon Laboratories, Inc. (a)	3,808	470
SiTime Corp. (a)	1,765	139
SkyWater Technology, Inc. (a)	1,010	8
SMART Global Holdings, Inc. (a)	5,336	85
SmartRent, Inc. (a)	11,450	26
Smartsheet, Inc. Class A (a)	14,088	484
Smith Micro Software, Inc. (a)	5,556	13
Snowflake, Inc. Class A (a)	31,248	5,311
Socket Mobile, Inc. (a)	632	1
SolarWinds Corp. (a)	4,202	33
Splunk, Inc. (a)	16,812	1,264
Sprinklr, Inc. Class A (a)	7,973	74
Sprout Social, Inc. Class A (a)	5,164	313
SPS Commerce, Inc. (a)	4,048	503
Squarespace, Inc. Class A (a)	3,834	82
SRAX, Inc. (a)	2,374	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	25,194	$1,203
StarTek, Inc. (a)	1,236	4
Steel Connect, Inc. (a)	4,260	6
Sumo Logic, Inc. (a)	9,152	69
Switch, Inc. Class A	15,846	534
Synaptics, Inc. (a)	4,411	437
Synchronoss Technologies, Inc. (a)	8,385	10
TaskUS, Inc. Class A (a)	3,133	50
TD SYNNEX Corp.	4,789	389
Telos Corp. (a)	5,296	47
Tenable Holdings, Inc. (a)	12,043	419
Teradata Corp. (a)	11,322	352
Terawulf, Inc. (a)	4,359	5
TESSCO Technologies, Inc. (a)	580	2
The Glimpse Group, Inc. (a)	926	5
The Hackett Group, Inc.	2,914	52
The Western Union Co.	43,363	585
Thoughtworks Holding, Inc. (a)	9,539	100
Toast, Inc. Class A (a)	29,782	498
TransAct Technologies, Inc. (a)	1,080	4
TTEC Holdings, Inc.	2,144	95
TTM Technologies, Inc. (a)	10,676	141
Turtle Beach Corp. (a)	1,744	12
Twilio, Inc. Class A (a)	19,481	1,347
Ubiquiti, Inc. (b)	480	141
UiPath, Inc. Class A (a)	35,540	448
Ultra Clean Holdings, Inc. (a)	5,004	129
Unisys Corp. (a)	7,464	56
Unity Software, Inc. (a)(b)	21,495	685
Universal Display Corp.	4,934	466
Upland Software, Inc. (a)	3,052	25
UserTesting, Inc. (a)(b)	4,413	17
Varonis Systems, Inc. (a)	12,104	321
Veeco Instruments, Inc. (a)	5,722	105
Velodyne Lidar, Inc. (a)(b)	20,455	19
Verint Systems, Inc. (a)	7,256	244
Veritone, Inc. (a)(b)	3,568	20
Verra Mobility Corp. (a)	16,698	257
Vertex, Inc. Class A (a)	3,959	54
Viant Technology, Inc. Class A (a)	1,472	6
Viasat, Inc. (a)	8,149	246
Viavi Solutions, Inc. (a)	25,434	332
VirnetX Holding Corp. (a)	7,136	8
Vishay Intertechnology, Inc.	14,689	261
Vishay Precision Group, Inc. (a)	1,348	40
Vislink Technologies, Inc. (a)	4,575	2
VMware, Inc. Class A	25,458	2,710
Vontier Corp.	17,755	297
Wayside Technology Group, Inc.	422	11
Weave Communications, Inc. (a)	2,508	13
WEX, Inc. (a)	4,916	624
WidePoint Corp. (a)	882	2
Wireless Telecom Group, Inc. (a)	2,238	3
Wolfspeed, Inc. (a)	13,951	1,442
Workday, Inc. Class A (a)	22,594	3,439
Workiva, Inc. (a)	5,227	407
Xerox Holdings Corp.	16,605	217
Xperi Holding Corp.	11,476	162
Yext, Inc. (a)	11,352	51
Zendesk, Inc. (a)	13,876	1,056

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ZeroFox Holdings, Inc. (a)	13,187	$80
Zeta Global Holdings Corp. Class A (a)(b)	14,200	94
Zoom Video Communications, Inc. Class A (a)	23,653	1,741
Zscaler, Inc. (a)	9,505	1,562
Zuora, Inc. Class A (a)	13,916	103
		120,690
Materials (4.0%):
5E Advanced Materials, Inc. (a)	4,371	44
Advanced Emissions Solutions, Inc. (a)	2,123	6
AdvanSix, Inc.	3,053	98
Alcoa Corp.	20,226	681
Alpha Metallurgical Resources, Inc.	1,673	229
American Vanguard Corp.	3,294	62
Amyris, Inc. (a)(b)	21,668	63
AptarGroup, Inc.	7,345	698
Arconic Corp. (a)	11,424	195
Arras Minerals Corp. (a)	4,451	1
Ascent Industries Co. (a)	1,048	15
Ashland, Inc.	6,147	584
Aspen Aerogels, Inc. (a)	4,317	40
ATI, Inc. (a)	14,602	389
Avient Corp.	9,707	294
Axalta Coating Systems Ltd. (a)	25,043	527
Balchem Corp.	3,611	439
Berry Global Group, Inc. (a)	14,204	661
Cabot Corp.	6,328	404
Carpenter Technology Corp.	5,376	167
Century Aluminum Co. (a)	5,705	30
Chase Corp.	796	67
Clearwater Paper Corp. (a)	1,825	69
Cleveland-Cliffs, Inc. (a)	57,563	775
Coeur Mining, Inc. (a)	31,253	107
Commercial Metals Co.	13,545	481
Compass Minerals International, Inc.	3,840	148
Core Molding Technologies, Inc. (a)	861	9
Crown Holdings, Inc.	13,484	1,093
Cryptyde, Inc. (a)	3,369	2
Dakota Gold Corp. (a)	5,967	18
Danimer Scientific, Inc. (a)(b)	9,995	29
Diversey Holdings Ltd. (a)	8,835	43
Eagle Materials, Inc.	4,237	454
Ecovyst, Inc. (a)	8,538	72
Element Solutions, Inc.	25,628	417
Flotek Industries, Inc. (a)	7,913	8
Friedman Industries, Inc.	711	5
FutureFuel Corp.	2,880	17
Gatos Silver, Inc. (a)	5,259	14
Ginkgo Bioworks Holdings, Inc. (a)(b)	88,655	277
Glatfelter Corp.	4,930	15
Gold Resource Corp.	9,933	16
Golden Minerals Co. (a)(b)	14,446	4
Graphic Packaging Holding Co.	34,603	683
Greif, Inc. Class A	2,791	166
Greif, Inc. Class B	100	6
H.B. Fuller Co.	5,675	341
Hawkins, Inc.	2,170	85
Haynes International, Inc.	1,373	48
Hecla Mining Co.	66,141	261
Huntsman Corp.	21,498	528

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hycroft Mining Holding Corp. (a)	17,913	$11
Ingevity Corp. (a)	4,277	259
Innospec, Inc.	2,786	239
Intrepid Potash, Inc. (a)	1,051	42
Kaiser Aluminum Corp.	1,774	109
Koppers Holdings, Inc.	2,278	47
Kronos Worldwide, Inc.	2,490	23
Livent Corp. (a)	20,152	618
Louisiana-Pacific Corp.	8,221	421
LSB Industries, Inc. (a)	7,052	100
Materion Corp.	2,306	184
Mativ Holdings, Inc.	6,110	135
Minerals Technologies, Inc.	3,663	181
MP Materials Corp. (a)	15,320	418
Myers Industries, Inc.	4,100	68
Nanophase Technologies Corp. (a)	892	2
NewMarket Corp.	739	222
Northern Technologies International Corp.	870	12
O-I Glass, Inc. (a)	17,327	224
Olin Corp.	16,316	700
Olympic Steel, Inc.	1,100	25
Origin Materials, Inc. (a)(b)	11,628	60
Pactiv Evergreen, Inc.	4,438	39
Piedmont Lithium, Inc. (a)	1,938	104
PureCycle Technologies, Inc. (a)(b)	12,067	97
Quaker Chemical Corp.	1,568	226
Ramaco Resources, Inc.	2,752	25
Ranpak Holdings Corp. (a)	8,257	28
Rayonier Advanced Materials, Inc. (a)	6,972	22
Reliance Steel & Aluminum Co.	6,778	1,182
Royal Gold, Inc.	7,453	699
RPM International, Inc.	14,501	1,208
Ryerson Holding Corp.	2,272	58
Schnitzer Steel Industries, Inc.	2,908	83
Sensient Technologies Corp.	4,726	328
Silgan Holdings, Inc.	9,512	400
Sisecam Resources, LP	585	11
Solitario Zinc Corp. (a)	6,249	3
Sonoco Products Co.	10,961	622
Southern Copper Corp.	9,656	433
Steel Dynamics, Inc.	19,490	1,383
Stepan Co.	2,405	225
Summit Materials, Inc. Class A (a)	13,299	319
SunCoke Energy, Inc.	9,374	54
Sylvamo Corp.	3,708	126
The Chemours Co.	17,263	426
The Scotts Miracle-Gro Co.	4,530	194
TimkenSteel Corp. (a)	4,304	65
Tredegar Corp.	2,777	26
TriMas Corp.	4,722	118
Trinseo PLC	3,891	71
U.S. Antimony Corp. (a)	10,372	4
U.S. Gold Corp. (a)	833	3
United States Lime & Minerals, Inc.	232	24
United States Steel Corp.	26,667	483
Universal Stainless & Alloy Products, Inc. (a)	947	7
Valhi, Inc.	257	6
Valvoline, Inc.	20,100	509
Vista Gold Corp. (a)	12,875	7
Warrior Met Coal, Inc.	5,806	165

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Westlake Chemical Partners, LP	2,359	$51
Westlake Corp.	3,777	328
Worthington Industries, Inc.	3,430	131
Zymergen, Inc. (a)	6,855	19
		26,297
Real Estate (6.1%):
Acadia Realty Trust	10,671	135
Agree Realty Corp.	7,343	496
Alexander & Baldwin, Inc.	8,092	134
Alexander's, Inc.	244	51
Alpine Income Property Trust, Inc.	1,240	20
American Assets Trust, Inc.	5,499	141
American Finance Trust, Inc.	14,979	88
American Homes 4 Rent Class A	34,351	1,127
American Realty Investors, Inc. (a)	165	3
Americold Realty Trust, Inc.	30,585	752
AMREP Corp. (a)	323	4
Anywhere Real Estate, Inc. (a)	12,597	102
Apartment Income REIT Corp.	17,508	676
Apartment Investment and Management Co.	16,065	117
Apple Hospitality REIT, Inc.	24,169	340
Armada Hoffler Properties, Inc.	7,537	78
Ashford Hospitality Trust, Inc. (a)(b)	3,877	26
Bluerock Residential Growth REIT, Inc.	3,360	90
Braemar Hotels & Resorts, Inc.	6,571	28
Brandywine Realty Trust	19,090	129
Brixmor Property Group, Inc.	33,687	622
Broadstone Net Lease, Inc.	19,264	299
BRT Apartments Corp.	1,308	27
CareTrust REIT, Inc.	10,796	196
CBL & Associates Properties, Inc. (b)	2,637	68
Centerspace	1,728	116
Chatham Lodging Trust (a)	5,376	53
CIM Commercial Trust Corp.	1,458	9
Clipper Realty, Inc.	1,495	10
Community Healthcare Trust, Inc.	2,621	86
Compass, Inc. Class A (a)	28,950	67
Comstock Holding Cos., Inc. (a)	318	1
CorEnergy Infrastructure Trust, Inc. (b)	1,624	3
Corporate Office Properties Trust	12,765	297
Cousins Properties, Inc.	17,023	397
CTO Realty Growth, Inc. (b)	1,831	34
CubeSmart	25,231	1,011
DiamondRock Hospitality Co.	23,469	176
DigitalBridge Group, Inc.	18,238	228
Diversified Healthcare Trust	26,879	27
Doma Holdings, Inc. (a)	7,795	3
Douglas Elliman, Inc.	7,658	31
Douglas Emmett, Inc.	18,962	340
Easterly Government Properties, Inc.	9,900	156
EastGroup Properties, Inc.	4,898	707
Empire State Realty Trust, Inc.	14,956	98
EPR Properties	8,433	302
Equity Commonwealth	12,252	298
Equity LifeStyle Properties, Inc.	20,072	1,261
Essential Properties Realty Trust, Inc.	15,875	309
eXp World Holdings, Inc. (b)	8,445	95
Farmland Partners, Inc.	4,994	63
Fathom Holdings, Inc. (a)	910	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc.	14,846	$665
Five Point Holdings LLC Class A (a)	7,292	19
Forestar Group, Inc. (a)	2,033	23
Four Corners Property Trust, Inc.	9,157	222
Franklin Street Properties Corp.	11,135	29
FRP Holdings, Inc. (a)	676	37
Gaming and Leisure Properties, Inc.	27,682	1,225
Getty Realty Corp.	4,776	128
Gladstone Commercial Corp.	4,399	68
Gladstone Land Corp.	3,612	65
Global Medical REIT, Inc.	6,992	60
Global Net Lease, Inc.	11,773	125
Healthcare Realty Trust, Inc.	42,777	892
Hersha Hospitality Trust	3,776	30
Highwoods Properties, Inc.	11,824	319
Hudson Pacific Properties, Inc.	15,602	171
Independence Realty Trust, Inc.	24,963	418
Indus Realty Trust, Inc.	891	47
Industrial Logistics Properties Trust	7,279	40
Innovative Industrial Properties, Inc.	3,145	278
iStar, Inc.	9,307	86
JBG SMITH Properties	12,859	239
Jones Lang LaSalle, Inc. (a)	5,387	814
Kennedy-Wilson Holdings, Inc.	13,300	206
Kilroy Realty Corp.	13,006	548
Kite Realty Group Trust	24,632	424
Lamar Advertising Co. Class A	9,794	808
Life Storage, Inc.	9,486	1,051
LTC Properties, Inc.	4,508	169
LXP Industrial Trust	30,827	282
Marcus & Millichap, Inc.	2,813	92
Medical Properties Trust, Inc.	67,335	799
National Health Investors, Inc.	4,818	272
National Retail Properties, Inc.	19,909	794
National Storage Affiliates Trust	9,691	403
NETSTREIT Corp.	6,738	120
New York City REIT, Inc. Class A	1,301	4
Newmark Group, Inc. Class A	16,485	133
NexPoint Residential Trust, Inc.	2,591	120
Offerpad Solutions, Inc. (a)(b)	5,535	7
Office Properties Income Trust	5,282	74
Omega Healthcare Investors, Inc.	26,583	784
One Liberty Properties, Inc.	1,823	38
Opendoor Technologies, Inc. (a)	52,841	164
Orion Office REIT, Inc.	6,108	53
Outfront Media, Inc.	16,019	243
Paramount Group, Inc.	21,237	132
Park Hotels & Resorts, Inc.	25,020	282
Pebblebrook Hotel Trust	14,627	212
Pennsylvania Real Estate Investment Trust (a)	518	2
Phillips Edison & Co., Inc.	13,251	372
Physicians Realty Trust	25,185	379
Piedmont Office Realty Trust, Inc. Class A	13,872	146
Plymouth Industrial REIT, Inc.	4,511	76
Postal Realty Trust, Inc. Class A	1,985	29
PotlatchDeltic Corp.	8,889	365
Power REIT (a)	312	3
Presidio Property Trust, Inc. Class A	1,292	2
Rafael Holdings, Inc. Class B (a)(b)(d)	1,272	2
Rayonier, Inc.	16,459	493

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RE/MAX Holdings, Inc.	2,024	$38
Redfin Corp. (a)(b)	11,945	70
Retail Opportunity Investments Corp.	13,717	189
Rexford Industrial Realty, Inc.	19,424	1,010
RLJ Lodging Trust	18,109	183
RPT Realty	9,477	72
Ryman Hospitality Properties, Inc.	6,075	447
Sabra Health Care REIT, Inc.	25,702	337
Safehold, Inc. (b)	1,978	52
Saul Centers, Inc.	1,492	56
Seritage Growth Properties Class A (a)(b)	4,072	37
Service Properties Trust	18,375	95
SITE Centers Corp.	20,902	224
SL Green Realty Corp.	7,301	293
Sotherly Hotels, Inc. (a)	1,735	3
Spirit Realty Capital, Inc.	15,326	554
STAG Industrial, Inc.	20,349	579
STORE Capital Corp.	31,777	996
Summit Hotel Properties, Inc.	11,773	79
Sun Communities, Inc.	13,723	1,857
Sunstone Hotel Investors, Inc.	23,626	223
Tanger Factory Outlet Centers, Inc.	11,495	157
Tejon Ranch Co. (a)	2,797	40
Terreno Realty Corp.	8,321	441
The Howard Hughes Corp. (a)	5,611	311
The InterGroup Corp. (a)	79	4
The Macerich Co.	24,143	192
The RMR Group, Inc. Class A	1,602	38
The St. Joe Co.	6,487	208
UMH Properties, Inc.	5,627	91
Uniti Group, Inc.	26,130	182
Universal Health Realty Income Trust	1,442	62
Urban Edge Properties	12,935	173
Urstadt Biddle Properties, Inc.	291	5
Urstadt Biddle Properties, Inc. Class A	3,322	52
Veris Residential, Inc. (a)	10,134	115
Washington Real Estate Investment Trust	9,825	173
WeWork, Inc. Class A (a)(b)	24,163	64
Whitestone REIT	5,213	44
WP Carey, Inc.	21,686	1,514
Xenia Hotels & Resorts, Inc.	12,855	177
Zillow Group, Inc. Class A (a)	6,494	186
Zillow Group, Inc. Class C (a)	17,984	515
		40,153
Utilities (2.2%):
ALLETE, Inc.	6,415	321
Altus Power, Inc. (a)	6,676	74
American States Water Co.	4,154	324
Artesian Resources Corp. Class A	935	45
Avangrid, Inc.	7,902	330
Avista Corp.	8,204	304
Black Hills Corp.	7,316	496
Cadiz, Inc. (a)	3,344	6
California Water Service Group	6,109	322
Chesapeake Utilities Corp.	1,954	225
Clearway Energy, Inc. Class A	3,654	106
Clearway Energy, Inc. Class C	9,147	291
Essential Utilities, Inc.	29,769	1,232
Genie Energy Ltd. Class B	1,821	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Global Water Resources, Inc.	1,247	$15
Hawaiian Electric Industries, Inc.	12,302	426
IDACORP, Inc.	5,684	563
MGE Energy, Inc.	4,106	269
Middlesex Water Co.	1,960	151
Montauk Renewables, Inc. (a)(b)	4,892	85
National Fuel Gas Co.	9,972	614
New Jersey Resources Corp.	10,926	423
NextEra Energy Partners, LP	9,337	675
Northwest Natural Holding Co.	3,914	170
NorthWestern Corp.	6,311	311
OGE Energy Corp.	22,732	829
ONE Gas, Inc.	6,024	424
Ormat Technologies, Inc.	6,351	547
Otter Tail Corp.	4,254	262
PNM Resources, Inc.	9,649	441
Portland General Electric Co.	10,032	436
Pure Cycle Corp. (a)	2,613	22
RGC Resources, Inc.	880	19
SJW Group	3,022	174
South Jersey Industries, Inc.	13,767	460
Southwest Gas Holdings, Inc.	7,532	525
Spire, Inc.	5,782	360
Star Group, LP	3,547	29
Suburban Propane Partners, LP	6,222	94
Sunnova Energy International, Inc. (a)	11,196	247
The York Water Co.	1,605	62
UGI Corp.	23,537	761
Unitil Corp.	1,785	83
Via Renewables, Inc. (b)	1,368	9
Vistra Corp.	45,385	953
		14,532
Total Common Stocks (Cost $491,978)		652,464

Preferred Stocks (0.0%)(f)
Communication Services (0.0%):
SRAX, Inc. (a)(c)(d)	3,374	–	(e)

Total Preferred Stocks (Cost $--(e))		—	(e)

Rights (0.0%)(a)(f)
Health Care (0.0%):
Achillion Pharmaceuticals, CVR (c)(d)	22,837	5
Epizyme, Inc., CVR (c)(d)	15,309	1
Flexion Therapeutics, Inc., CVR (b)(c)(d)	6,526	—	(e)
F-Star Therapeutics, CVR (c)(d)	1,298	—
Miragen Therapeutics, Inc., CVR (c)(d)	7,890	—
Ocuphire Pharma, CVR (c)(d)	168	—	(e)
Oncternal Therapeutics, Inc., CVR (c)(d)	254	—
Palisade Bio, Inc., CVR (c)(d)	2,758	1
Prevail Therapeutics, Inc., CVR (c)(d)	4,938	2
Progenics Pharmaceuticals, Inc., CVR (c)(d)	10,103	3
Tetraphase Pharmaceutical, CVR (c)(d)	1,178	—	(e)
Unum Therapeutics, Inc., CVR (c)(d)	2,673	—
Xeris Biopharma Holdings, Inc., CVR (c)(d)	8,140	1
Zogenix, Inc., CVR (c)(d)	6,844	5
		18

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.0%):
Communications Systems I, CVR (c)(d)	259	$—
Information Technology (0.0%):
Zagg, Inc., CVR (c)(d)	4,570	—	(e)
Total Rights (Cost $8)		18

Warrants (0.0%)(f)
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (a)(c)(d)	7,552	—

Total Warrants (Cost $–)		—

Mutual Funds (0.0%)(f)
180 Degree Capital Corp. (a)	1,071	6
OFS Credit Co., Inc.	857	8
Total Mutual Funds (Cost $17)		14

Collateral for Securities Loaned (4.5%)^
HSBC U.S. Government Money Market Fund I Shares, 2.91% (h)	29,790,126	29,790
Total Collateral for Securities Loaned (Cost $29,790)		29,790
Total Investments (Cost $521,793) — 103.2%		682,286
Liabilities in excess of other assets — (3.2)%		(21,067)
NET ASSETS - 100.00%		$661,219

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of September 30, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(e)	Rounds to less than $1 thousand.
(f)	Amount represents less than 0.05% of net assets.
(g)	Affiliated security.
(h)	Rate disclosed is the daily yield on September 30, 2022.

CVR — Contingent Value Right

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	54	12/16/22	$5,016,931	$4,508,460	$(508,471)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(508,471)
	Total net unrealized appreciation (depreciation)				$(508,471)

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
USAA Extended Market Index Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
Victory Capital Holdings Inc.	$65	$36	$(2)	$1	$-	$(29)	$71	$1

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (2.8%):

Consumer Discretionary (0.5%):
Wesfarmers Ltd.	78,544	$2,147

Consumer Staples (0.7%):
Coles Group Ltd.	108,537	1,144
Woolworths Group Ltd.	83,361	1,811
		2,955
Health Care (0.3%):
CSL Ltd.	8,786	1,597

Materials (1.3%):
BHP Group Ltd.	128,636	3,197
Fortescue Metals Group Ltd.	81,622	876
Rio Tinto Ltd.	27,475	1,662
		5,735
		12,434
Belgium (0.2%):
Financials (0.2%):
KBC Group NV	21,171	1,004

Brazil (0.8%):
Energy (0.0%):(a)
Petroleo Brasileiro SA Preference Shares	15,600	86

Financials (0.3%):
BB Seguridade Participacoes SA	264,800	1,304
Itau Unibanco Holding SA Preference Shares	35,445	185
		1,489
Materials (0.5%):
Vale SA	159,897	2,136
		3,711
Canada (3.8%):
Consumer Discretionary (0.7%):
Dollarama, Inc.	20,710	1,189
Lululemon Athletica, Inc. (b)	5,321	1,487
Magna International, Inc.	10,116	480
		3,156
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.	48,402	1,949
Loblaw Cos. Ltd.	3,632	287
		2,236
Financials (1.8%):
iA Financial Corp., Inc.	5,040	256
Manulife Financial Corp.	118,084	1,854
Power Corp. of Canada	38,954	878
Sun Life Financial, Inc.	49,786	1,980
The Toronto-Dominion Bank	49,856	3,058
		8,026
Information Technology (0.8%):
CGI, Inc. (b)	16,304	1,228
Constellation Software, Inc.	1,403	1,952
		3,180
		16,598

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
China (1.9%):
Communication Services (0.2%):
NetEase, Inc., ADR	8,040	$608
Tencent Holdings Ltd.	14,000	473
		1,081
Consumer Discretionary (0.7%):
Alibaba Group Holding Ltd. (b)	113,500	1,133
ANTA Sports Products Ltd.	88,428	928
BYD Co. Ltd. Class H	4,500	111
China Meidong Auto Holdings Ltd.	268,000	424
Li Ning Co. Ltd.	13,000	99
Shenzhou International Group Holdings Ltd.	58,800	454
Topsports International Holdings Ltd. (c)	211,000	147
		3,296
Consumer Staples (0.2%):
Nongfu Spring Co., Ltd. Class H (c)	135,400	783

Energy (0.1%):
China Shenhua Energy Co. Ltd. Class H	92,000	274

Financials (0.4%):
Bank of China Ltd. Class H	881,000	288
China Life Insurance Co. Ltd. Class H	522,000	668
China Merchants Bank Co. Ltd. Class H	29,261	135
China Pacific Insurance Group Co. Ltd. Class H	193,800	356
Industrial & Commercial Bank of China Ltd. Class H	563,000	264
		1,711
Information Technology (0.1%):
Sunny Optical Technology Group Co. Ltd.	49,600	471

Utilities (0.2%):
ENN Energy Holdings Ltd.	57,301	764
		8,380
Denmark (1.2%):
Consumer Discretionary (0.1%):
Pandora A/S	12,146	568

Consumer Staples (0.0%):(a)
Carlsberg AS Class B	927	108

Health Care (0.9%):
Coloplast A/S Class B	9,117	926
Novo Nordisk A/S Class B	27,738	2,764
		3,690
Industrials (0.0%):(a)
AP Moller - Maersk A/S Class B	41	75

Materials (0.2%):
Novozymes A/S B Shares	15,639	786
		5,227
Finland (0.4%):
Energy (0.1%):
Neste Oyj	14,780	644

Industrials (0.3%):
Kone Oyj Class B	34,678	1,336
		1,980

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (1.3%):
Consumer Discretionary (0.5%):
Hermes International	757	$890
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,244
		2,134
Consumer Staples (0.5%):
L'Oreal SA	7,301	2,334

Energy (0.1%):
TotalEnergies SE (d)	3,665	172

Financials (0.0%):(a)
Wendel Se	2,283	163

Industrials (0.1%):
Cie de Saint-Gobain	3,641	130
Schneider Electric SE	1,397	158
Thales SA	1,468	162
		450
Information Technology (0.1%):
Capgemini SE	1,744	279

Utilities (0.0%):(a)
Veolia Environnement SA	7,331	140
		5,672
Germany (1.1%):
Consumer Discretionary (0.2%):
adidas AG	6,468	744
Mercedes-Benz Group AG	3,290	166
		910
Financials (0.5%):
Allianz SE Registered Shares	14,068	2,216

Industrials (0.4%):
Deutsche Post AG Registered Shares	57,340	1,728

Utilities (0.0%):(a)
RWE AG	2,122	78
		4,932
Hong Kong (0.7%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	103,000	194

Consumer Staples (0.0%):(a)
WH Group Ltd. (c)	278,000	175

Financials (0.2%):
Hong Kong Exchanges & Clearing Ltd.	23,200	793

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	658,000	652
Sino Biopharmaceutical Ltd.	788,000	369
		1,021
Industrials (0.1%):
SITC International Holdings Co. Ltd.	253,000	464

Information Technology (0.1%):
Lenovo Group Ltd.	548,000	379
		3,026
India (1.0%):
Financials (0.6%):
ICICI Bank Ltd.	194,277	2,040
SBI Life Insurance Co. Ltd. (c)	29,704	454
		2,494

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
HCL Technologies Ltd.	16,887	$192
Infosys Ltd.	71,819	1,231
Tata Consultancy Services Ltd.	9,969	365
Wipro Ltd.	11,811	57
		1,845
		4,339
Indonesia (0.8%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk	3,587,700	1,046

Financials (0.5%):
PT Bank Central Asia Tbk	4,205,500	2,348
		3,394
Ireland (0.4%):
Information Technology (0.4%):
Accenture PLC Class A	7,701	1,981

Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	7,742	867

Japan (5.3%):
Communication Services (1.8%):
KDDI Corp.	102,300	2,991
Nintendo Co. Ltd.	21,000	847
Nippon Telegraph & Telephone Corp.	71,000	1,916
Softbank Corp.	214,100	2,138
		7,892
Consumer Discretionary (0.6%):
Fast Retailing Co. Ltd.	3,300	1,749
Honda Motor Co. Ltd.	14,600	317
Sony Group Corp.	3,200	207
Yamaha Motor Co. Ltd.	9,400	176
		2,449
Consumer Staples (0.2%):
Kao Corp.	18,800	765

Financials (0.6%):
Tokio Marine Holdings, Inc.	158,700	2,821

Health Care (1.1%):
Astellas Pharma, Inc.	139,927	1,854
Hoya Corp.	13,700	1,321
Olympus Corp.	90,600	1,743
		4,918
Industrials (0.5%):
Hitachi Ltd.	5,173	220
ITOCHU Corp.	14,122	341
Recruit Holdings Co. Ltd.	51,600	1,487
Taisei Corp.	10,800	299
		2,347
Information Technology (0.5%):
FUJIFILM Holdings Corp.	2,900	132
Fujitsu Ltd.	11,300	1,239
Nomura Research Institute Ltd.	23,400	572
Tokyo Electron Ltd.	300	74
		2,017

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.0%):(a)
Tokyo Electric Power Co. Holdings, Inc. (b)	29,800	$95
		23,304
Korea, Republic Of (0.9%):
Consumer Discretionary (0.1%):
F&F Co. Ltd.	5,962	565
Kia Corp.	2,268	113
		678
Financials (0.1%):
KB Financial Group, Inc.	2,859	86
Shinhan Financial Group Co. Ltd.	8,840	206
		292
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	87,822	3,225
		4,195
Mexico (0.9%):
Communication Services (0.6%):
America Movil SAB de CV Class L	2,854,362	2,357
Sitios Latinoamerica SAB de CV (b)	142,718	64
		2,421
Consumer Staples (0.3%):
Wal-Mart de Mexico SAB de CV	429,960	1,513

Financials (0.0%):(a)
Grupo Financiero Banorte SAB de CV Class O	26,924	173
		4,107
Netherlands (1.4%):
Communication Services (0.2%):
Koninklijke KPN NV	239,868	649

Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	87,284	2,223

Industrials (0.4%):
Wolters Kluwer NV	19,663	1,914

Information Technology (0.3%):
ASML Holding NV	2,986	1,237
STMicroelectronics NV	5,919	184
		1,421
Materials (0.0%):(a)
LyondellBasell Industries NV Class A	2,410	182
		6,389
Norway (0.7%):
Energy (0.6%):
Aker BP ASA	4,244	122
Equinor ASA	78,244	2,582
		2,704
Materials (0.1%):
Norsk Hydro ASA	32,783	176
		2,880
Russian Federation (0.0%):(a)
Communication Services (0.0%):
Mobile TeleSystems PJSC (e)(f)	480,728	19

Consumer Staples (0.0%):
X5 Retail Group NV, GDR (e)(f)(g)(h)	18,705	3

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.0%):
LUKOIL PJSC (e)(f)(g)(h)	34,009	$6
Tatneft PJSC (e)(f)	90,761	6
		12
Financials (0.0%):
Sberbank of Russia PJSC (b)(e)(f)(g)(h)	409,312	1

Materials (0.0%):
MMC Norilsk Nickel PJSC (e)(f)	5,249	18
		53
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	11,722	271

South Africa (1.0%):
Communication Services (0.2%):
MTN Group Ltd.	98,821	653
MultiChoice Group	67,850	432
		1,085
Financials (0.4%):
Capitec Bank Holdings Ltd.	18,418	1,579
FirstRand Ltd.	54,746	183
Standard Bank Group Ltd.	20,414	161
		1,923
Materials (0.4%):
Anglo American Platinum Ltd.	10,378	736
Kumba Iron Ore Ltd.	23,425	497
Sibanye Stillwater Ltd.	160,145	368
		1,601
		4,609
Spain (0.8%):
Communication Services (0.0%):(a)
Telefonica SA	45,392	150

Consumer Discretionary (0.4%):
Industria de Diseno Textil SA	78,615	1,622

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	370,830	1,663
		3,435
Sweden (0.4%):
Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB Class B (d)	53,798	497

Industrials (0.1%):
Atlas Copco AB Class A (b)	17,077	159
Volvo AB Class B	9,051	128
		287
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson Class B (d)	164,278	961
		1,745
Switzerland (3.8%):
Communication Services (0.1%):
Swisscom AG Registered Shares	751	352

Consumer Staples (1.0%):
Nestle SA Registered Shares	40,472	4,378

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.0%):(a)
Partners Group Holding AG	301	$242

Health Care (1.9%):
Novartis AG Registered Shares	50,031	3,815
Roche Holding AG	13,923	4,533
		8,348
Industrials (0.7%):
Geberit AG Registered Shares	2,803	1,202
Kuehne + Nagel International AG Class R	4,124	840
SGS SA Registered Shares	440	942
		2,984
Information Technology (0.0%):(a)
TE Connectivity Ltd.	1,052	116

Materials (0.1%):
Sika AG Registered Shares	1,917	386
		16,806
Taiwan (2.1%):
Communication Services (0.2%):
Chunghwa Telecom Co. Ltd.	272,000	974

Consumer Staples (0.2%):
Uni-President Enterprises Corp.	491,730	1,040

Financials (0.1%):
Cathay Financial Holding Co. Ltd.	96,000	120
CTBC Financial Holding Co. Ltd.	302,000	188
		308
Information Technology (1.6%):
Delta Electronics, Inc.	142,000	1,128
eMemory Technology, Inc.	17,000	602
Novatek Microelectronics Corp.	39,000	267
Realtek Semiconductor Corp.	80,000	675
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	332
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,897	3,832
		6,836
		9,158
United Kingdom (3.1%):
Communication Services (0.0%):(a)
WPP PLC	14,371	119

Consumer Discretionary (0.3%):
Burberry Group PLC	9,799	196
InterContinental Hotels Group PLC	12,467	600
Next PLC	9,760	518
Persimmon PLC	6,801	93
		1,407
Consumer Staples (0.9%):
Imperial Brands PLC	79,108	1,626
Unilever PLC	56,174	2,468
		4,094
Energy (0.1%):
Shell PLC	13,284	329

Financials (0.3%):
Aon PLC Class A	4,636	1,242

Health Care (0.4%):
GSK PLC	134,043	1,936

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.7%):
Ferguson PLC	2,016	$209
Intertek Group PLC	11,935	489
RELX PLC	91,967	2,247
		2,945
Materials (0.4%):
Anglo American PLC	3,649	109
Rio Tinto PLC	28,924	1,565
		1,674
		13,746
United States (62.0%):
Communication Services (5.1%):
Alphabet, Inc. Class C (b)	118,114	11,357
Charter Communications, Inc. Class A (b)	1,302	395
Comcast Corp. Class A	7,896	231
Fox Corp. Class A	5,651	173
Lumen Technologies, Inc.	13,614	99
Match Group, Inc. (b)	19,854	948
Meta Platforms, Inc. Class A (b)	28,698	3,894
Omnicom Group, Inc.	22,126	1,396
Sirius XM Holdings, Inc. (d)	542,721	3,099
The Interpublic Group of Cos., Inc.	29,586	757
Verizon Communications, Inc.	5,945	226
		22,575
Consumer Discretionary (5.5%):
AutoZone, Inc. (b)	489	1,047
Bath & Body Works, Inc.	2,695	88
Best Buy Co., Inc.	15,351	972
Booking Holdings, Inc. (b)	466	766
Chipotle Mexican Grill, Inc. (b)	472	709
Domino's Pizza, Inc.	5,843	1,813
eBay, Inc.	28,405	1,046
Lowe's Cos., Inc.	2,342	440
NVR, Inc. (b)	47	187
O'Reilly Automotive, Inc. (b)	1,512	1,063
Starbucks Corp.	29,721	2,504
Target Corp.	11,973	1,777
Tesla, Inc. (b)	14,145	3,752
The Home Depot, Inc.	6,858	1,892
Tractor Supply Co.	1,115	207
Ulta Beauty, Inc. (b)	2,350	943
Yum! Brands, Inc.	47,250	5,025
		24,231
Consumer Staples (7.0%):
Altria Group, Inc.	115,089	4,647
Colgate-Palmolive Co.	66,941	4,703
Costco Wholesale Corp.	2,298	1,085
General Mills, Inc.	3,401	261
Kimberly-Clark Corp.	13,131	1,478
Philip Morris International, Inc.	63,884	5,303
The Clorox Co.	34,013	4,367
The Hershey Co.	12,494	2,755
The Kroger Co.	16,738	732
The Procter & Gamble Co.	36,550	4,614
Tyson Foods, Inc. Class A	2,267	149
Walmart, Inc.	5,402	701
		30,795

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (2.2%):
ConocoPhillips	4,119	$422
Devon Energy Corp.	18,581	1,117
EOG Resources, Inc.	37,851	4,229
Exxon Mobil Corp.	5,069	443
Pioneer Natural Resources Co.	12,555	2,718
Targa Resources Corp.	12,257	740
		9,669
Financials (6.3%):
Aflac, Inc.	7,955	447
Ameriprise Financial, Inc.	1,284	323
Capital One Financial Corp.	2,212	204
Discover Financial Services	27,076	2,462
Erie Indemnity Co. Class A	4,554	1,012
FactSet Research Systems, Inc.	4,868	1,948
LPL Financial Holdings, Inc.	1,036	226
MarketAxess Holdings, Inc.	3,274	728
MSCI, Inc.	4,025	1,698
Raymond James Financial, Inc.	2,505	248
Regions Financial Corp.	101,667	2,040
S&P Global, Inc.	310	95
SEI Investments Co.	83,414	4,091
Signature Bank	965	146
SVB Financial Group (b)	310	104
Synchrony Financial	37,102	1,046
T. Rowe Price Group, Inc.	45,258	4,753
The Progressive Corp.	53,559	6,224
		27,795
Health Care (11.2%):
AbbVie, Inc.	21,009	2,820
Align Technology, Inc. (b)	2,287	474
AmerisourceBergen Corp.	1,860	252
Amgen, Inc.	23,723	5,347
Biogen, Inc. (b)	7,561	2,019
Cigna Corp.	862	239
CVS Health Corp.	3,219	307
Elevance Health, Inc.	932	423
Eli Lilly & Co.	11,667	3,772
Gilead Sciences, Inc.	16,028	989
HCA Healthcare, Inc.	3,867	711
Hologic, Inc. (b)	20,002	1,290
IDEXX Laboratories, Inc. (b)	3,339	1,088
Johnson & Johnson	50,138	8,190
Laboratory Corp. of America Holdings	719	147
McKesson Corp.	4,914	1,670
Merck & Co., Inc.	40,300	3,471
Mettler-Toledo International, Inc. (b)	1,487	1,612
Moderna, Inc. (b)	4,725	559
Molina Healthcare, Inc. (b)	3,229	1,065
Pfizer, Inc.	10,424	456
Quest Diagnostics, Inc.	1,335	164
Regeneron Pharmaceuticals, Inc. (b)	1,192	821
UnitedHealth Group, Inc.	12,462	6,294
Veeva Systems, Inc. Class A (b)	14,432	2,380
Waters Corp. (b)	4,547	1,226
Zoetis, Inc.	11,238	1,666
		49,452

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (7.6%):
3M Co.	30,054	$3,321
Booz Allen Hamilton Holding Corp.	13,818	1,276
Cintas Corp.	5,789	2,247
Cummins, Inc.	9,971	2,029
Dover Corp.	1,393	162
Emerson Electric Co.	24,858	1,820
Fastenal Co.	46,882	2,159
Illinois Tool Works, Inc.	13,625	2,461
Leidos Holdings, Inc.	1,221	107
Lockheed Martin Corp.	16,669	6,439
Masco Corp.	2,534	118
Northrop Grumman Corp.	691	325
Old Dominion Freight Line, Inc.	8,810	2,192
Otis Worldwide Corp.	31,746	2,025
Owens Corning	1,353	106
Robert Half International, Inc.	12,692	971
Rockwell Automation, Inc.	5,401	1,162
Union Pacific Corp.	7,261	1,415
United Parcel Service, Inc. Class B	13,812	2,231
United Rentals, Inc. (b)	450	122
W.W. Grainger, Inc.	1,938	948
		33,636
Information Technology (16.0%):
Adobe, Inc. (b)	7,619	2,097
Apple, Inc.	158,547	21,911
Applied Materials, Inc.	2,763	226
Autodesk, Inc. (b)	9,047	1,690
Automatic Data Processing, Inc.	1,290	292
Broadcom, Inc.	1,049	466
Cadence Design Systems, Inc. (b)	17,163	2,805
CDW Corp.	9,464	1,477
Cisco Systems, Inc.	62,422	2,497
Fair Isaac Corp. (b)	6,180	2,546
Fortinet, Inc. (b)	24,245	1,191
Gartner, Inc. (b)	408	113
HP, Inc.	28,235	704
International Business Machines Corp.	2,629	312
Jack Henry & Associates, Inc.	897	164
KLA Corp.	2,085	631
Lam Research Corp.	1,053	385
Mastercard, Inc. Class A	6,307	1,793
Microsoft Corp.	68,191	15,882
Motorola Solutions, Inc.	978	219
NetApp, Inc.	7,511	465
NVIDIA Corp.	4,444	539
Oracle Corp.	10,389	634
Parade Technologies Ltd.	35,000	643
Qorvo, Inc. (b)	5,324	423
QUALCOMM, Inc.	14,171	1,601
Seagate Technology Holdings PLC	2,211	118
Teradyne, Inc.	11,498	864
Texas Instruments, Inc.	23,011	3,562
The Western Union Co.	103,967	1,404
VeriSign, Inc. (b)	7,467	1,297
Visa, Inc. Class A	5,712	1,015
Zebra Technologies Corp. (b)	3,181	833
		70,799
Materials (0.8%):
Celanese Corp.	1,241	112
CF Industries Holdings, Inc.	1,439	139
Dow, Inc.	13,436	590
Nucor Corp.	6,031	645
Steel Dynamics, Inc.	1,155	82

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Sherwin-Williams Co.	10,801	$2,212
		3,780
Real Estate (0.2%):
American Tower Corp.	2,198	472
Crown Castle, Inc.	1,138	165
Equinix, Inc.	259	147
Prologis, Inc.	3,420	347
		1,131
Utilities (0.1%):
Evergy, Inc.	2,544	151
FirstEnergy Corp.	2,931	108
NRG Energy, Inc.	4,521	173
Vistra Corp.	8,128	171
		603
		274,466
Total Common Stocks (Cost $495,042)		438,709

Preferred Stocks (0.1%)
Brazil (0.1%):
Financials (0.1%):
Banco Bradesco SA	61,400	226
Total Preferred Stocks (Cost $203)		226

Collateral for Securities Loaned (1.1%)^
United States (1.1%):
HSBC U.S. Government Money Market Fund I Shares, 2.91% (i)	4,879,631	4,880
Total Collateral for Securities Loaned (Cost $4,880)		4,880

Total Investments (Cost $500,125) — 100.3%		443,815
Liabilities in excess of other assets — (0.3)%		(1,297)
NET ASSETS - 100.00%		$442,518

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $1,559 thousands and amounted to 0.4% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued based using significant unobservable inputs as of September 30, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.

(h)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
LUKOIL PJSC, ADR	4/22/2020	$2,312
Sberbank of Russia PJSC	4/22/2020	1,393
X5 Retail Group NV, GDR	11/11/2021	638

(i)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Communication Services (15.8%):
Activision Blizzard, Inc.	276,319	$20,541
Alphabet, Inc. Class A (a)	1,276,528	122,100
Alphabet, Inc. Class C (a)	1,312,082	126,157
Baidu, Inc., ADR (a)	64,292	7,554
Charter Communications, Inc. Class A (a)	56,745	17,213
Comcast Corp. Class A	1,555,467	45,622
Electronic Arts, Inc.	98,209	11,364
Match Group, Inc. (a)	99,954	4,773
Meta Platforms, Inc. Class A (a)	727,055	98,647
NetEase, Inc., ADR	57,361	4,336
Netflix, Inc. (a)	157,075	36,982
Sirius XM Holdings, Inc. (b)	1,375,480	7,854
T-Mobile U.S., Inc. (a)	442,940	59,429
		562,572
Communications Equipment (1.6%):
Cisco Systems, Inc.	1,462,631	58,505

Consumer Discretionary (17.0%):
Airbnb, Inc. Class A (a)	140,989	14,810
Amazon.com, Inc. (a)	2,168,895	245,085
Booking Holdings, Inc. (a)	14,025	23,046
Dollar Tree, Inc. (a)	79,097	10,765
eBay, Inc.	194,043	7,143
JD.com, Inc., ADR	178,241	8,966
Lucid Group, Inc. (a)(b)	592,626	8,279
Lululemon Athletica, Inc. (a)	43,208	12,079
Marriott International, Inc. Class A	114,635	16,065
MercadoLibre, Inc. (a)	17,780	14,718
O'Reilly Automotive, Inc. (a)	22,365	15,730
Pinduoduo, Inc., ADR (a)	165,329	10,346
Ross Stores, Inc.	123,598	10,416
Starbucks Corp.	405,274	34,148
Tesla, Inc. (a)	661,689	175,513
		607,109
Consumer Staples (6.7%):
Costco Wholesale Corp.	156,459	73,891
Keurig Dr Pepper, Inc.	500,185	17,917
Mondelez International, Inc. Class A	484,098	26,543
Monster Beverage Corp. (a)	186,102	16,183
PepsiCo, Inc.	487,397	79,573
The Kraft Heinz Co.	432,838	14,435
Walgreens Boots Alliance, Inc.	305,264	9,585
		238,127
Health Care (6.5%):
Align Technology, Inc. (a)	27,589	5,714
Amgen, Inc.	188,943	42,588
AstraZeneca PLC, ADR	209,046	11,464
Biogen, Inc. (a)	51,255	13,685
Dexcom, Inc. (a)	138,664	11,168
Gilead Sciences, Inc.	442,702	27,310
IDEXX Laboratories, Inc. (a)	29,406	9,581
Illumina, Inc. (a)	55,560	10,600
Intuitive Surgical, Inc. (a)	126,135	23,643
Moderna, Inc. (a)	138,176	16,339
Regeneron Pharmaceuticals, Inc. (a)	37,861	26,081

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Seagen, Inc. (a)	65,144	$8,914
Vertex Pharmaceuticals, Inc. (a)	90,584	26,228
		233,315
Industrials (3.4%):
Cintas Corp.	36,043	13,992
Copart, Inc. (a)	83,948	8,932
CSX Corp.	756,309	20,148
Fastenal Co.	202,983	9,345
Honeywell International, Inc.	237,955	39,731
Old Dominion Freight Line, Inc.	39,480	9,821
PACCAR, Inc.	122,818	10,279
Verisk Analytics, Inc.	55,440	9,454
		121,702
IT Services (3.5%):
Automatic Data Processing, Inc.	146,765	33,197
Cognizant Technology Solutions Corp. Class A	182,887	10,505
Fiserv, Inc. (a)	225,908	21,138
Okta, Inc. (a)	53,265	3,029
Paychex, Inc.	127,123	14,265
PayPal Holdings, Inc. (a)	408,479	35,158
VeriSign, Inc. (a)	37,894	6,582
		123,874
Semiconductors & Semiconductor Equipment (13.5%):
Advanced Micro Devices, Inc. (a)	570,195	36,128
Analog Devices, Inc.	181,671	25,314
Applied Materials, Inc.	303,870	24,896
ASML Holding NV, NYS	30,410	12,631
Broadcom, Inc.	143,043	63,512
Intel Corp.	1,450,281	37,374
KLA Corp.	50,087	15,158
Lam Research Corp.	48,386	17,709
Marvell Technology, Inc.	301,147	12,922
Microchip Technology, Inc.	195,143	11,910
Micron Technology, Inc.	389,643	19,521
NVIDIA Corp.	746,040	90,562
NXP Semiconductors NV	92,752	13,682
QUALCOMM, Inc.	396,655	44,814
Skyworks Solutions, Inc.	56,671	4,832
Texas Instruments, Inc.	322,731	49,952
		480,917
Software (16.9%):
Adobe, Inc. (a)	165,303	45,491
ANSYS, Inc. (a)	30,754	6,818
Atlassian Corp. PLC Class A (a)	51,177	10,777
Autodesk, Inc. (a)	76,244	14,242
Cadence Design Systems, Inc. (a)	96,734	15,809
Crowdstrike Holdings, Inc. Class A (a)	75,881	12,506
Datadog, Inc. Class A (a)	102,719	9,119
DocuSign, Inc. (a)	70,622	3,776
Fortinet, Inc. (a)	278,514	13,683
Intuit, Inc.	99,633	38,590
Microsoft Corp.	1,587,760	369,789
Palo Alto Networks, Inc. (a)	105,577	17,293
Splunk, Inc. (a)	57,467	4,322
Synopsys, Inc. (a)	54,010	16,501
Workday, Inc. Class A (a)	70,995	10,807
Zoom Video Communications, Inc. Class A (a)	88,647	6,524

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	50,107	$8,236
		604,283
Technology Hardware, Storage & Peripherals (13.3%):
Apple, Inc.	3,421,410	472,839

Utilities (1.4%):
American Electric Power Co., Inc.	181,456	15,687
Constellation Energy Corp.	115,368	9,597
Exelon Corp.	350,897	13,145
Xcel Energy, Inc.	193,203	12,365
		50,794
Total Common Stocks (Cost $1,989,264)		3,554,037

Collateral for Securities Loaned (0.4%)^
HSBC U.S. Government Money Market Fund I Shares, 2.91% (c)	14,917,502	14,918
Total Collateral for Securities Loaned (Cost $14,918)		14,918
Total Investments (Cost $2,004,182) — 100.0%		3,568,955
Liabilities in excess of other assets — 0.0%(d)		(621)
NET ASSETS - 100.00%		$3,568,334

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.
(d)	Amount represents less than 0.05% of net assets.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	41	12/16/22	$9,921,742	$9,049,110	$(872,632)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(872,632)
	Total net unrealized appreciation (depreciation)				$(872,632)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (19.0%)
VictoryShares Dividend Accelerator ETF	153,677	$6,071
VictoryShares ESG Corporate Bond ETF	1,899,203	37,268
VictoryShares International Volatility Wtd ETF	179,768	5,772
VictoryShares NASDAQ Next 50 ETF	149,092	3,341
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	141,668	4,894
VictoryShares USAA Core Short-Term Bond ETF	443,598	21,481
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	305,717	10,935
VictoryShares USAA MSCI International Value Momentum ETF	440,876	15,706
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	86,772	5,010
VictoryShares USAA MSCI USA Value Momentum ETF	201,590	11,443
Total Affiliated Exchange-Traded Funds (Cost $134,194)		121,921

Affiliated Mutual Funds (80.4%)
USAA 500 Index Fund Reward Shares	338,789	15,761
USAA Global Managed Volatility Fund Institutional Shares	4,325,424	35,988
USAA Government Securities Fund Institutional Shares	17,630,704	154,092
USAA Growth Fund Institutional Shares	358,287	8,491
USAA High Income Fund Institutional Shares	5,142,918	32,915
USAA Income Stock Fund Institutional Shares	215,789	3,599
USAA Intermediate-Term Bond Fund Institutional Shares	3,917,766	34,829
USAA Precious Metals and Minerals Fund Institutional Shares	138,699	1,917
USAA Short-Term Bond Fund Institutional Shares	12,821,587	111,163
USAA Small Cap Stock Fund Institutional Shares	672,871	7,637
USAA Target Managed Allocation Fund	3,832,756	31,659
Victory Integrity Mid-Cap Value Fund Class R6	299,022	6,124
Victory Market Neutral Income Fund Class I	3,525,347	31,376
Victory RS International Fund Class R6	2,450,930	21,323
Victory Sophus Emerging Markets Fund Class R6	273,655	4,545
Victory Trivalent International Core Equity Fund Class R6	2,266,070	13,415
Total Affiliated Mutual Funds (Cost $554,740)		514,834
Total Investments (Cost $688,934) — 99.4%		636,755
Other assets in excess of liabilities — 0.6%		3,942
NET ASSETS - 100.00%		$640,697

At September 30, 2022, the Fund's investments in foreign securities were 11.2% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
USAA Target Retirement Income Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
USAA 500 Index Fund Reward Shares	$3,002	$16,390	$-	$-	$-	$(3,632)	$15,760	$152
USAA Global Managed Volatility Fund Institutional Shares	48,853	-	(1,254)	(98)	-	(11,513)	35,988	-
USAA Government Securities Fund Institutional Shares	229,062	2,597	(56,010)	(4,929)	-	(16,628)	154,092	2,918
USAA Growth Fund Institutional Shares	15,236	-	(2,156)	976	-	(5,565)	8,491	-
USAA High Income Fund Institutional Shares	34,674	5,161	-	-	-	(6,920)	32,915	1,397
USAA Income Fund Institutional Shares	20,833	79	(19,768)	2,286	-	(3,430)	-	79
USAA Income Stock Fund Institutional Shares	9,506	60	(5,150)	758	-	(1,575)	3,599	60
USAA Intermediate-Term Bond Fund Institutional Shares	14,271	24,650	-	-	-	(4,094)	34,827	483
USAA Precious Metals and Minerals Fund Institutional Shares	2,645	-	-	-	-	(728)	1,917	-
USAA Short-Term Bond Fund Institutional Shares	123,244	1,625	(7,053)	(76)	-	(6,577)	111,163	1,855
USAA Small Cap Stock Fund Institutional Shares	6,303	3,193	-	-	-	(1,859)	7,637	-
USAA Target Managed Allocation Fund	43,496	1,376	(2,663)	(11)	-	(10,539)	31,659	-
Victory Integrity Mid-Cap Value Fund Class R6	6,053	1,167	-	-	-	(1,095)	6,125	-
Victory Market Neutral Income Fund Class I	32,841	949	-	-	-	(2,414)	31,376	950
Victory RS International Fund Class R6	27,363	2,436	(736)	(121)	-	(7,619)	21,323	-
Victory Sophus Emerging Markets Fund Class R6	3,533	2,687	-	-	-	(1,675)	4,545	-
Victory Trivalent International Core Equity Fund Class R6	16,222	2,342	-	-	-	(5,149)	13,415	-
VictoryShares Dividend Accelerator ETF	11,350		(3,799)	941	-	(2,421)	6,071	85
VictoryShares ESG Corporate Bond ETF	44,104	2,996	-	-	-	(9,832)	37,268	629
VictoryShares International Volatility Wtd ETF	8,097	-	-	-	-	(2,325)	5,772	137
VictoryShares Nasdaq Next 50 ETF	5,077	-	-	-	-	(1,735)	3,342	22
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	6,705	-	(741)	182	-	(1,252)	4,894	74
VictoryShares USAA Core Short-Term Bond ETF	22,770	-	-	-	-	(1,289)	21,481	310
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	21,864	-	(5,962)	(1,466)	-	(3,501)	10,935	515
VictoryShares USAA MSCI International Value Momentum ETF	22,487	-	(789)	(37)	-	(5,955)	15,706	422
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,388	-	-	-	-	(1,378)	5,010	45
VictoryShares USAA MSCI USA Value Momentum ETF	18,204	-	(3,727)	859	-	(3,892)	11,444	158
	$804,183	$67,708	$(109,808)	$(736)	$-	$(124,592)	$636,755	$10,291

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (24.6%)
VictoryShares Dividend Accelerator ETF	547,344	$21,624
VictoryShares ESG Corporate Bond ETF	1,767,524	34,684
VictoryShares International Volatility Wtd ETF	493,863	15,858
VictoryShares NASDAQ Next 50 ETF	696,279	15,604
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	264,132	9,124
VictoryShares USAA Core Short-Term Bond ETF	834,703	40,420
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	657,114	23,503
VictoryShares USAA MSCI International Value Momentum ETF	1,255,084	44,713
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	343,892	19,855
VictoryShares USAA MSCI USA Value Momentum ETF	691,787	39,269
Total Affiliated Exchange-Traded Funds (Cost $287,179)		264,654

Affiliated Mutual Funds (75.0%)
USAA 500 Index Fund Reward Shares	1,243,966	57,869
USAA Global Managed Volatility Fund Institutional Shares	12,937,147	107,637
USAA Government Securities Fund Institutional Shares	20,696,455	180,887
USAA Growth Fund Institutional Shares	1,413,785	33,507
USAA High Income Fund Institutional Shares	6,582,265	42,126
USAA Income Stock Fund Institutional Shares	776,703	12,955
USAA Intermediate-Term Bond Fund Institutional Shares	5,897,057	52,425
USAA Precious Metals and Minerals Fund Institutional Shares	252,515	3,490
USAA Short-Term Bond Fund Institutional Shares	6,670,650	57,835
USAA Small Cap Stock Fund Institutional Shares	1,909,956	21,678
USAA Target Managed Allocation Fund	11,482,978	94,849
Victory Integrity Mid-Cap Value Fund Class R6	1,145,180	23,453
Victory Market Neutral Income Fund Class I	2,422,353	21,559
Victory RS International Fund Class R6	5,625,356	48,941
Victory Sophus Emerging Markets Fund Class R6	498,565	8,281
Victory Trivalent International Core Equity Fund Class R6	6,397,082	37,871
Total Affiliated Mutual Funds (Cost $882,883)		805,363
Total Investments (Cost $1,170,062) — 99.6%		1,070,017
Other assets in excess of liabilities — 0.4%		4,313
NET ASSETS - 100.00%		$1,074,330

At September 30, 2022, the Fund's investments in foreign securities were 16.7% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
Target 2030	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
USAA 500 Index Fund Reward Shares	$19,595	$54,036	$-	$-	$-	$(15,762)	$57,869	$603
USAA Global Managed Volatility Fund Institutional Shares	150,749	-	(8,398)	(254)	-	(34,460)	107,637	-
USAA Government Securities Fund Institutional Shares	202,603	4,957	(5,469)	(680)	-	(20,524)	180,887	2,842
USAA Growth Fund Institutional Shares	61,543	-	(9,853)	505	-	(18,688)	33,507	-
USAA High Income Fund Institutional Shares	55,362	5,801	(9,213)	(265)	-	(9,559)	42,126	1,981
USAA Income Fund Institutional Shares	19,232	150	(18,087)	2,013	-	(3,308)	-	150
USAA Income Stock Fund Institutional Shares	31,911	243	(16,288)	1,101	-	(4,012)	12,955	243
USAA Intermediate-Term Bond Fund Institutional Shares	48,542	12,619	-	-	-	(8,736)	52,425	1,038
USAA Precious Metals and Minerals Fund Institutional Shares	4,816	-	-	-	-	(1,326)	3,490	-
USAA Short-Term Bond Fund Institutional Shares	60,433	842	-	-	-	(3,440)	57,835	961
USAA Small Cap Stock Fund Institutional Shares	24,732	3,452	-	-	-	(6,506)	21,678	-
USAA Target Managed Allocation Fund	133,282	-	(5,905)	(38)	-	(32,490)	94,849	-
Victory Integrity Mid-Cap Value Fund Class R6	35,801	-	(7,674)	1,457	-	(6,131)	23,453	-
Victory Market Neutral Income Fund Class I	22,566	652	-	-	-	(1,659)	21,559	652
Victory RS International Fund Class R6	67,849	1,191	(1,332)	(92)	-	(18,675)	48,941	-
Victory Sophus Emerging Markets Fund Class R6	8,400	3,174	-	-	-	(3,293)	8,281	-
Victory Trivalent International Core Equity Fund Class R6	52,648	-	-	-	-	(14,777)	37,871	-
VictoryShares Dividend Accelerator ETF	35,538	-	(8,959)	2,241	-	(7,196)	21,624	304
VictoryShares ESG Corporate Bond ETF	36,753	6,946	-	-	-	(9,015)	34,684	586
VictoryShares International Volatility Wtd ETF	23,623	-	(1,374)	156	-	(6,547)	15,858	376
VictoryShares Nasdaq Next 50 ETF	23,708	-	-	-	-	(8,104)	15,604	105
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	13,705	-	(2,435)	488	-	(2,634)	9,124	148
VictoryShares USAA Core Short-Term Bond ETF	42,845	-	-	-	-	(2,425)	40,420	583
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	43,138	-	(9,486)	(3,047)	-	(7,102)	23,503	1,034
VictoryShares USAA MSCI International Value Momentum ETF	64,472	-	(2,709)	(218)	-	(16,832)	44,713	1,201
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	22,453	2,291	-	-	-	(4,889)	19,855	164
VictoryShares USAA MSCI USA Value Momentum ETF	61,712	-	(12,364)	3,056	-	(13,135)	39,269	534
	$1,368,011	$96,354	$(119,546)	$6,423	$-	$(281,225)	$1,070,017	$13,505

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.3%)
VictoryShares Dividend Accelerator ETF	856,899	$33,854
VictoryShares ESG Corporate Bond ETF	873,088	17,132
VictoryShares International Volatility Wtd ETF	704,196	22,612
VictoryShares NASDAQ Next 50 ETF	1,164,047	26,086
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	428,496	14,802
VictoryShares USAA Core Short-Term Bond ETF	493,169	23,882
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,198,998	42,884
VictoryShares USAA MSCI International Value Momentum ETF	1,857,236	66,165
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	453,628	26,190
VictoryShares USAA MSCI USA Value Momentum ETF	1,119,579	63,553
Total Affiliated Exchange-Traded Funds (Cost $365,820)		337,160

Affiliated Mutual Funds (72.4%)
USAA 500 Index Fund Reward Shares	2,009,564	93,485
USAA Global Managed Volatility Fund Institutional Shares	19,637,531	163,384
USAA Government Securities Fund Institutional Shares	10,611,318	92,743
USAA Growth Fund Institutional Shares	2,259,468	53,549
USAA High Income Fund Institutional Shares	6,935,265	44,386
USAA Income Stock Fund Institutional Shares	1,263,165	21,070
USAA Intermediate-Term Bond Fund Institutional Shares	3,632,233	32,290
USAA Precious Metals and Minerals Fund Institutional Shares	280,840	3,881
USAA Short-Term Bond Fund Institutional Shares	2,448,059	21,225
USAA Small Cap Stock Fund Institutional Shares	2,525,841	28,668
USAA Target Managed Allocation Fund	17,558,999	145,037
Victory Integrity Mid-Cap Value Fund Class R6	1,832,499	37,530
Victory Market Neutral Income Fund Class I	1,497,034	13,324
Victory RS International Fund Class R6	8,734,582	75,991
Victory Sophus Emerging Markets Fund Class R6	827,072	13,738
Victory Trivalent International Core Equity Fund Class R6	9,253,792	54,782
Total Affiliated Mutual Funds (Cost $988,498)		895,083
Total Investments (Cost $1,354,318) — 99.7%		1,232,243
Other assets in excess of liabilities — 0.3%		4,135
NET ASSETS - 100.00%		$1,236,378

At September 30, 2022, the Fund's investments in foreign securities were 22.3% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
Target 2040	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
USAA 500 Index Fund Reward Shares	$48,446	$71,885	$-	$-	$-	$(26,846)	$93,485	$991
USAA Global Managed Volatility Fund Institutional Shares	224,953	-	(8,425)	(857)	-	(52,287)	163,384	-
USAA Government Securities Fund Institutional Shares	101,182	3,300	(998)	(158)	-	(10,584)	92,742	1,439
USAA Growth Fund Institutional Shares	95,737	-	(13,269)	(678)	-	(28,241)	53,549	-
USAA High Income Fund Institutional Shares	50,434	5,783	(2,373)	82	-	(9,540)	44,386	1,905
USAA Income Fund Institutional Shares	8,743	24	(8,419)	1,164	-	(1,512)	-	24
USAA Income Stock Fund Institutional Shares	46,170	390	(20,845)	1,258	-	(5,903)	21,070	390
USAA Intermediate-Term Bond Fund Institutional Shares	38,930	662	(998)	(245)	-	(6,058)	32,291	760
USAA Precious Metals and Minerals Fund Institutional Shares	5,355	-	-	-	-	(1,474)	3,881	-
USAA Short-Term Bond Fund Institutional Shares	22,178	310	-	-	-	(1,263)	21,225	353
USAA Small Cap Stock Fund Institutional Shares	33,348	4,109	-	-	-	(8,789)	28,668	-
USAA Target Managed Allocation Fund	204,213	-	(9,379)	(107)	-	(49,689)	145,038	-
Victory Integrity Mid-Cap Value Fund Class R6	50,790	-	(5,836)	625	-	(8,049)	37,530	-
Victory Market Neutral Income Fund Class I	13,946	403	-	-	-	(1,025)	13,324	403
Victory RS International Fund Class R6	103,448	2,891	(1,578)	(115)	-	(28,655)	75,991	-
Victory Sophus Emerging Markets Fund Class R6	13,829	5,178	-	-	-	(5,269)	13,738	-
Victory Trivalent International Core Equity Fund Class R6	76,159	-	-	-	-	(21,377)	54,782	-
VictoryShares Dividend Accelerator ETF	53,451	-	(12,077)	3,107	-	(10,627)	33,854	474
VictoryShares ESG Corporate Bond ETF	16,649	4,900	-	-	-	(4,417)	17,132	289
VictoryShares International Volatility Wtd ETF	33,348	-	(1,624)	184	-	(9,296)	22,612	537
VictoryShares Nasdaq Next 50 ETF	37,822	1,592	-	-	-	(13,328)	26,086	175
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	22,618	-	(4,398)	951	-	(4,369)	14,802	238
VictoryShares USAA Core Short-Term Bond ETF	25,314	-	-	-	-	(1,433)	23,881	344
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	61,291	-	(2,810)	(902)	-	(14,695)	42,884	1,497
VictoryShares USAA MSCI International Value Momentum ETF	94,603	-	(3,196)	(282)	-	(24,960)	66,165	1,776
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	30,080	2,652	-	-	-	(6,542)	26,190	219
VictoryShares USAA MSCI USA Value Momentum ETF	100,547	-	(20,672)	5,093	-	(21,415)	63,553	856
	$1,613,584	$104,079	$(116,897)	$9,120	$-	$(377,643)	$1,232,243	$12,670

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.9%)
VictoryShares Dividend Accelerator ETF	595,129	$23,512
VictoryShares ESG Corporate Bond ETF	418,613	8,214
VictoryShares International Volatility Wtd ETF	467,748	15,019
VictoryShares NASDAQ Next 50 ETF	793,323	17,778
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	310,087	10,712
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	771,524	27,595
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	43,956
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	279,194	16,120
VictoryShares USAA MSCI USA Value Momentum ETF	765,465	43,452
Total Affiliated Exchange-Traded Funds (Cost $222,260)		206,358

Affiliated Mutual Funds (71.2%)
USAA 500 Index Fund Reward Shares	1,442,384	67,100
USAA Global Managed Volatility Fund Institutional Shares	13,396,221	111,457
USAA Government Securities Fund Institutional Shares	2,486,051	21,728
USAA Growth Fund Institutional Shares	1,451,563	34,402
USAA High Income Fund Institutional Shares	1,413,837	9,049
USAA Income Stock Fund Institutional Shares	880,321	14,684
USAA Intermediate-Term Bond Fund Institutional Shares	1,578,202	14,030
USAA Precious Metals and Minerals Fund Institutional Shares	157,779	2,180
USAA Short-Term Bond Fund Institutional Shares	317,301	2,751
USAA Small Cap Stock Fund Institutional Shares	1,756,045	19,931
USAA Target Managed Allocation Fund	11,934,928	98,582
Victory Integrity Mid-Cap Value Fund Class R6	1,242,214	25,440
Victory Market Neutral Income Fund Class I	703,321	6,260
Victory RS International Fund Class R6	6,099,748	53,068
Victory Sophus Emerging Markets Fund Class R6	591,283	9,821
Victory Trivalent International Core Equity Fund Class R6	6,310,465	37,358
Total Affiliated Mutual Funds (Cost $590,884)		527,841
Collateral for Securities Loaned (0.0%)^(b)
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	59,250	59
Total Collateral for Securities Loaned (Cost $59)		59
Total Investments (Cost $813,203) — 99.1%		734,258
Other assets in excess of liabilities — 0.9%		6,651
NET ASSETS - 100.00%		$740,909

At September 30, 2022, the Fund's investments in foreign securities were 25.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
Target 2050	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
USAA 500 Index Fund Reward Shares	$41,487	$45,342	$-	$-	$-	$(19,729)	$67,100	$720
USAA Global Managed Volatility Fund Institutional Shares	148,680	-	(1,490)	(90)	-	(35,643)	111,457	-
USAA Government Securities Fund Institutional Shares	21,845	2,269	-	-	-	(2,386)	21,728	313
USAA Growth Fund Institutional Shares	61,420	-	(8,444)	(96)	-	(18,478)	34,402	-
USAA High Income Fund Institutional Shares	10,632	394	-	-	-	(1,977)	9,049	393
USAA Income Fund Institutional Shares	3,560	16	(3,366)	(6)	-	(204)	-	15
USAA Income Stock Fund Institutional Shares	31,299	268	(13,685)	949	-	(4,147)	14,684	268
USAA Intermediate-Term Bond Fund Institutional Shares	16,408	279	-	-	-	(2,657)	14,030	320
USAA Precious Metals and Minerals Fund Institutional Shares	3,009	-	-	-	-	(828)	2,181	-
USAA Short-Term Bond Fund Institutional Shares	2,875	40	-	-	-	(164)	2,751	46
USAA Small Cap Stock Fund Institutional Shares	23,821	2,463	-	-	-	(6,353)	19,931	-
USAA Target Managed Allocation Fund	137,247	-	(4,792)	(130)	-	(33,742)	98,583	-
Victory Integrity Mid-Cap Value Fund Class R6	34,873	-	(4,432)	569	-	(5,569)	25,441	-
Victory Market Neutral Income Fund Class I	6,552	189	-	-	-	(482)	6,259	189
Victory RS International Fund Class R6	71,191	3,675	(1,892)	(168)	-	(19,738)	53,068	-
Victory Sophus Emerging Markets Fund Class R6	10,871	2,831	-	-	-	(3,881)	9,821	-
Victory Trivalent International Core Equity Fund Class R6	51,935	-	-	-	-	(14,577)	37,358	-
VictoryShares Dividend Accelerator ETF	35,850	-	(7,166)	1,760	-	(6,932)	23,512	333
VictoryShares ESG Corporate Bond ETF	7,093	3,062	-	-	-	(1,941)	8,214	132
VictoryShares International Volatility Wtd ETF	21,068	-	-	-	-	(6,049)	15,019	357
VictoryShares Nasdaq Next 50 ETF	23,743	2,887	-	-	-	(8,852)	17,778	120
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	14,902	-	(1,847)	453	-	(2,796)	10,712	162
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	40,331	-	(2,560)	(819)	-	(9,357)	27,595	982
VictoryShares USAA MSCI International Value Momentum ETF	60,755	-	-	-	-	(16,799)	43,956	1,179
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,568	1,588	-	-	-	(4,037)	16,119	135
VictoryShares USAA MSCI USA Value Momentum ETF	66,197	-	(11,593)	2,808	-	(13,961)	43,451	588
	$966,212	$65,303	$(61,267)	$5,230	$-	$(241,279)	$734,199	$6,252

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.6%)
VictoryShares Dividend Accelerator ETF	82,555	$3,262
VictoryShares ESG Corporate Bond ETF	43,422	852
VictoryShares International Volatility Wtd ETF	75,768	2,433
VictoryShares NASDAQ Next 50 ETF	112,009	2,510
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	43,625	1,507
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	108,347	3,875
VictoryShares USAA MSCI International Value Momentum ETF	177,196	6,313
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	42,403	2,448
VictoryShares USAA MSCI USA Value Momentum ETF	107,786	6,118
Total Affiliated Exchange-Traded Funds (Cost $31,351)		29,318

Affiliated Mutual Funds (71.4%)
USAA 500 Index Fund Reward Shares	212,304	9,876
USAA Global Managed Volatility Fund Institutional Shares	1,901,972	15,824
USAA Government Securities Fund Institutional Shares	500,828	4,377
USAA Growth Fund Institutional Shares	203,685	4,827
USAA Income Stock Fund Institutional Shares	121,823	2,032
USAA Intermediate-Term Bond Fund Institutional Shares	337,614	3,001
USAA Precious Metals and Minerals Fund Institutional Shares	19,609	271
USAA Short-Term Bond Fund Institutional Shares	117	1
USAA Small Cap Stock Fund Institutional Shares	262,426	2,979
USAA Target Managed Allocation Fund	1,730,922	14,298
Victory Integrity Mid-Cap Value Fund Class R6	180,947	3,706
Victory RS International Fund Class R6	895,698	7,793
Victory Sophus Emerging Markets Fund Class R6	99,232	1,648
Victory Trivalent International Core Equity Fund Class R6	918,026	5,435
Total Affiliated Mutual Funds (Cost $88,794)		76,068
Total Investments (Cost $120,145) — 99.0%		105,386
Other assets in excess of liabilities — 1.0%		1,116
NET ASSETS - 100.00%		$106,502

At September 30, 2022, the Fund's investments in foreign securities were 25.8% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
Target 2060	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/22	Income
USAA 500 Index Fund Reward Shares	$9,517	$3,354	$-	$-	$-	$(2,995)	$9,876	$105
USAA Global Managed Volatility Fund Institutional Shares	20,884	-	-	-	-	(5,059)	15,825	-
USAA Government Securities Fund Institutional Shares	4,822	58	-	-	-	(503)	4,377	67
USAA Growth Fund Institutional Shares	6,822	439	-	-	-	(2,434)	4,827	-
USAA Income Fund Institutional Shares	448	2	(423)	(1)	-	(26)	-	2
USAA Income Stock Fund Institutional Shares	3,372	38	(947)	74	-	(505)	2,032	38
USAA Intermediate-Term Bond Fund Institutional Shares	2,341	1,039	-	-	-	(379)	3,001	46
USAA Precious Metals and Minerals Fund Institutional Shares	374	-	-	-	-	(103)	271	-
USAA Short-Term Bond Fund Institutional Shares	1	-	-	-	-	- *	1	-
USAA Small Cap Stock Fund Institutional Shares	3,341	574	-	-	-	(936)	2,979	-
USAA Target Managed Allocation Fund	19,308	124	(268)	(8)	-	(4,859)	14,297	-
Victory Integrity Mid-Cap Value Fund Class R6	4,804	-	(365)	(24)	-	(709)	3,706	-
Victory RS International Fund Class R6	10,146	822	(268)	(28)	-	(2,879)	7,793	-
Victory Sophus Emerging Markets Fund Class R6	1,753	798	(249)	(106)	-	(548)	1,648	-
Victory Trivalent International Core Equity Fund Class R6	7,272	271	-	-	-	(2,108)	5,435	-
VictoryShares Dividend Accelerator ETF	5,000	-	(1,018)	260	-	(980)	3,262	46
VictoryShares ESG Corporate Bond ETF	665	383	-	-	-	(196)	852	14
VictoryShares International Volatility Wtd ETF	3,413	-	-	-	-	(980)	2,433	58
VictoryShares Nasdaq Next 50 ETF	3,354	406	-	-	-	(1,250)	2,510	17
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,966	-	(130)	32	-	(361)	1,507	22
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,819	-	(491)	(155)	-	(1,298)	3,875	141
VictoryShares USAA MSCI International Value Momentum ETF	8,725	-	-	-	-	(2,412)	6,313	168
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,837	228	-	-	-	(617)	2,448	21
VictoryShares USAA MSCI USA Value Momentum ETF	8,182	-	(524)	124	-	(1,664)	6,118	82
	$135,166	$8,536	$(4,683)	$168	$-	$(33,801)	$105,386	$827

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (18.3%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,288
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 10/13/23 @ 100 (a)	1,000	967
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 3/13/24 @ 100 (a)	500	475
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	405	365
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 6/20/25 @ 100 (a)	536	511
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 4/20/26 @ 100 (a)	600	596
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/24 @ 100 (a)	500	491
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 3/20/24 @ 100 (a)	615	603
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 9/20/23 @ 100 (a)	1,000	988
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 3/20/23 @ 100 (a)	1,565	1,560
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	984
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (a)	550	549
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/24, Callable 1/19/23 @ 100 (a)	500	498
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	500	467
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 4/10/25 @ 100	331	315
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 7/15/23 @ 100 (a)	862	856
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 7/10/25 @ 100	270	259
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 1/10/24 @ 100	378	368
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 10/14/22 @ 100 (a)	750	738
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 10/14/22 @ 100 (a)	623	620
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 8/25/23 @ 100 (a)	106	104
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 10/15/22 @ 100 (a)	46	46
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	500	501
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88%, 6/15/26, Callable 6/15/24 @ 100 (a)	815	803
CPS Auto Receivables Trust, Series 2022-A, Class A, 0.98%, 4/16/29, Callable 8/15/23 @ 100 (a)	561	551
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 4/15/23 @ 100 (a)	493	491
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 7/15/24 @ 100 (a)	500	477
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 7/15/24 @ 100 (a)	218	208
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73%, 11/15/29, Callable 2/15/24 @ 100 (a)	1,000	957

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 3/20/23 @ 100 (a)	$66	$66
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 10/22/22 @ 100 (a)	1,000	1,001
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 1/15/24 @ 100	500	477
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 8/15/23 @ 100	500	486
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 2/15/24 @ 100 (a)	750	717
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 8/15/24 @ 100 (a)	500	474
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 12/15/24 @ 100 (a)	250	231
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 3/15/24 @ 100 (a)	500	474
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	500	489
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/22 @ 100 (a)	148	147
Exeter Automobile Receivables Trust, Series 2022-1A, Class A3, 1.54%, 7/15/25, Callable 4/15/23 @ 100	500	492
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26, Callable 10/15/23 @ 100	500	480
Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.50%, 2/18/25, Callable 10/15/22 @ 100	114	113
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 11/15/23 @ 100	750	723
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 2/15/24 @ 100	500	475
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	250	213
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A2, 1.15%, 9/15/25, Callable 8/15/23 @ 100 (a)	806	794
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 1/15/23 @ 100 (a)	192	191
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/23 @ 100 (a)	469	456
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 11/15/23 @ 100 (a)	821	787
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.49%, 3/16/26, Callable 7/15/24 @ 100 (a)	500	497
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 5/15/24 @ 100 (a)	722	673
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 1/15/23 @ 100 (a)	149	149
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 12/15/23 @ 100 (a)	457	438
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	1,500	1,374
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	457
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 3/20/23 @ 100 (a)	885	877
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 3/20/24 @ 100 (a)	721	676
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 1/20/24 @ 100 (a)	750	705
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/24 @ 100 (a)	130	125

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/24 @ 100 (a)	$343	$329
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 5/25/24 @ 100 (a)	438	422
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 11/25/23 @ 100 (a)	182	178
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/23 @ 100 (a)	55	54
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 11/25/23 @ 100 (a)	111	108
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/24 @ 100 (a)	219	211
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/24 @ 100 (a)	219	212
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 1/25/25 @ 100 (a)	301	288
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/25 @ 100 (a)	678	665
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	548
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293	245
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	618	551
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47 (a)	159	150
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 3/10/24 @ 100 (a)	1,000	962
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25, Callable 2/10/24 @ 100 (a)	878	859
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 7/15/23 @ 100 (a)	82	81
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 12/15/24 @ 100 (a)	246	236
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 12/15/22 @ 100 (a)	430	430
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38 (a)	600	512
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 9/15/24 @ 100 (a)	500	501
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/24 @ 100 (a)	614	603
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 9/15/24 @ 100 (a)	750	751
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 9/15/24 @ 100 (a)	462	463
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/24 @ 100 (a)	297	286
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	500	496
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 12/15/23 @ 100	500	479
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36%, 12/16/24, Callable 2/15/23 @ 100	275	274
Santander Drive Auto Receivables Trust, Series 2022-1, Class A3, 1.94%, 11/17/25, Callable 8/15/23 @ 100	500	490
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 12/20/24 @ 100 (a)	920	876
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 1/20/24 @ 100 (a)	364	355
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 2/20/24 @ 100 (a)	901	872

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	$1,000	$999
United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.10%, 3/10/25, Callable 7/10/23 @ 100 (a)	1,000	976
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (a)	500	482
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 2/15/25 @ 100 (a)	400	390
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 6/15/24 @ 100 (a)	750	704
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable 10/15/24 @ 100 (a)	500	493
Total Asset-Backed Securities (Cost $52,348)		50,424

Collateralized Mortgage Obligations (17.2%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 4.07% (LIBOR01M+125bps), 9/15/32 (a)(b)	1,000	962
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 4.27% (LIBOR01M+145bps), 9/15/32 (a)(b)	1,000	967
BBCMS Mortgage Trust, Series 2020-BID, Class B, 5.36% (LIBOR01M+254bps), 10/15/37 (a)(b)	300	293
BBCMS Mortgage Trust, Series 2020-BID, Class C, 6.46% (LIBOR01M+364bps), 10/15/37 (a)(b)	1,220	1,193
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 4.13% (LIBOR01M+131bps), 11/15/34 (a)(b)	1,000	956
BPR Trust, Series 2022-OANA, Class B, 5.29% (TSFR1M+245bps), 4/15/37 (a)(b)	1,000	983
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 3.67% (LIBOR01M+85bps), 5/15/38 (a)(b)	1,000	945
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 4.09% (LIBOR01M+127bps), 12/15/38 (a)(b)	500	480
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 4.27% (LIBOR01M+145bps), 10/15/36 (a)(b)	489	478
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 4.07% (LIBOR01M+125bps), 10/15/36 (a)(b)	850	832
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 4.29% (LIBOR01M+147bps), 12/15/38 (a)(b)	1,000	943
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 4.02% (LIBOR01M+120bps), 10/15/38 (a)(b)	933	880
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 3.92% (LIBOR01M+110bps), 9/15/36 (a)(b)	750	713
BX Mortgage Trust, Series 2021-PAC, Class C, 3.92% (LIBOR01M+110bps), 10/15/36 (a)(b)	1,000	931
BX Trust, Series 2022-LBA6, Class C, 4.45% (TSFR1M+160bps), 1/15/39 (a)(b)	1,000	936
BX Trust, Series 2021-RISE, Class B, 4.07% (LIBOR01M+125bps), 11/15/36 (a)(b)	500	476
BX Trust, Series 2021-SOAR, Class C, 3.92% (LIBOR01M+110bps), 6/15/38 (a)(b)	496	467
BX Trust, Series 2021-SOAR, Class B, 3.69% (LIBOR01M+87bps), 6/15/38 (a)(b)	496	471
BX Trust, Series 2022-LBA6, Class B, 4.15% (SOFR30A+130bps), 1/15/39 (a)(b)	500	469
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 4.18% (TSFR1M+134bps), 2/15/39 (a)(b)	1,000	919
CIFC Funding Ltd., Series 2012-2RA, Class A1, 3.51% (LIBOR03M+80bps), 1/20/28, Callable 10/20/22 @ 100 (a)(b)	616	608
CIFC Funding Ltd., Series 2017-4A, Class A1R, 3.73% (LIBOR03M+95bps), 10/24/30, Callable 10/24/22 @ 100 (a)(b)	700	684

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	$1,000	$912
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	250	236
COMM Mortgage Trust, Series 2019-521F, Class B, 3.92% (LIBOR01M+110bps), 6/15/34 (a)(b)	1,500	1,448
Extended Stay America Trust, Series 2021-ESH, Class B, 4.20% (LIBOR01M+138bps), 7/15/38 (a)(b)	387	371
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.61%, 12/25/49, Callable 12/25/23 @ 100 (a)(c)	1,000	981
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 3.87% (LIBOR03M+109bps), 1/25/32, Callable 10/25/22 @ 100 (a)(b)	1,000	963
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	950
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 3/10/44, Callable 12/10/22 @ 100 (a)(c)(d)(e)	826	—	(f)
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 3.82% (LIBOR01M+100bps), 11/15/36 (a)(b)	804	782
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 4.17% (LIBOR01M+135bps), 11/15/36 (a)(b)	1,149	1,102
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	750	694
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, 3.62% (LIBOR01M+80bps), 4/15/38 (a)(b)	945	915
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 3/15/23 @ 100 (c)	1,500	1,484
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (c)	2,000	1,975
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.79%, 4/15/47, Callable 1/15/25 @ 100 (c)(d)	4,476	26
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 3.77% (LIBOR01M+95bps), 5/15/36 (a)(b)	1,000	986
Life Mortgage Trust, Series 2021-BMR, Class B, 3.70% (LIBOR01M+88bps), 3/15/38 (a)(b)	983	936
Med Trust, Series 2021-MDLN, Class B, 4.27% (LIBOR01M+145bps), 11/15/38 (a)(b)	1,000	960
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 3.92% (LIBOR01M+110bps), 4/15/38 (a)(b)	1,000	957
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.52% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,000	1,993
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 4.12% (LIBOR01M+130bps), 12/15/36 (a)(b)	1,154	1,088
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 3.91% (LIBOR03M+100bps), 2/14/31, Callable 11/14/22 @ 100 (a)(b)	750	728
ONE Mortgage Trust, Series 2021-PARK, Class B, 3.77% (LIBOR01M+95bps), 3/15/36 (a)(b)	1,000	951
One New York Plaza Trust, Series 2020-1NYP, Class A, 3.77% (LIBOR01M+95bps), 1/15/36 (a)(b)	875	840
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 3.93% (TSFR3M+160bps), 4/15/30, Callable 4/15/23 @ 100 (a)(b)	1,000	951
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 4.23% (LIBOR03M+125bps), 5/20/29, Callable 11/20/22 @ 100 (a)(b)	500	475
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 3.78% (LIBOR03M+80bps), 5/20/29, Callable 11/20/22 @ 100 (a)(b)	717	704
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 4.11% (LIBOR03M+140bps), 7/20/29, Callable 10/20/22 @ 100 (a)(b)	1,000	949
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 3.61% (LIBOR03M+90bps), 4/20/29, Callable 10/20/22 @ 100 (a)(b)	305	300
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 4.08% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	750	741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SMRT, Series 2022-MINI, Class B, 4.20% (TSFR1M+135bps), 1/15/39 (a)(b)	$1,000	$957
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 3.59% (LIBOR03M+108bps), 4/15/30, Callable 10/15/22 @ 100 (a)(b)	1,500	1,456
Stratus CLO Ltd., Series 2021-1A, Class B, 4.11% (LIBOR03M+140bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	1,000	942
Stratus CLO Ltd., Series 2021-3A, Class B, 4.26% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a)(b)	822	778
TTAN, Series 2021-MHC, Class B, 3.92% (LIBOR01M+115bps), 3/15/38 (a)(b)	370	353
Total Collateralized Mortgage Obligations (Cost $49,376)		47,470

Senior Secured Loans (3.6%)
Berry Global, Inc., Term Z Loans, First Lien, 4.18% (LIBOR03M+175bps), 7/1/26 (b)	1,250	1,209
Calpine Corp., Term Loans, First Lien, 4.53% (LIBOR01M+200bps), 4/1/26 (b)	992	952
Charter Communications Operating LLC, Term B1, First Lien, 4.28% (LIBOR01M+175bps), 4/30/25 (b)	995	975
Delos Finance S.A.R.L., Loans, First Lien, 4.00% (LIBOR03M+175bps), 10/6/23 (b)	1,500	1,497
Go Daddy Operating Co. LLC, Term Loan, First Lien, 4.27% (LIBOR01M+175bps), 2/15/24 (b)	979	967
Gray Television, Inc., Term B-2 Loan, First Lien, 5.06% (LIBOR01M+250bps), 2/7/24 (b)	748	745
Quintiles IMS, Inc., Term B-2 Dollar Loans, First Lien, 4.27% (LIBOR01M+175bps), 1/1/25 (b)	1,100	1,091
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 4.74% (LIBOR01M+175bps), 12/31/25 (b)	1,483	1,430
XPO Logistics, Inc., Term Loan B, First Lien, 4.38% (LIBOR01M+175bps), 2/23/25 (b)	1,000	972
Total Senior Secured Loans (Cost $9,992)		9,838

Corporate Bonds (26.1%)
Communication Services (1.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.43% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	1,000	1,005
Magallanes, Inc.
3.43%, 3/15/24 (a)(g)	500	483
4.75% (SOFRINDX+178bps), 3/15/24 (a)(b)	1,000	998
Verizon Communications, 3.78% (SOFR+79bps), 3/20/26 (b)	1,500	1,470
		3,956
Consumer Discretionary (2.4%):
American Honda Finance Corp., 3.28% (LIBOR03M+37bps), 5/10/23, MTN (b)	360	361
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	933
BMW US Capital LLC, 3.06% (SOFR+38bps), 8/12/24 (a)(b)	500	496
Daimler Finance North America LLC, 3.65% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,151
General Motors Financial Co., Inc., 3.67% (SOFR+76bps), 3/8/24 (b)	1,000	985
Howard University
2.74%, 10/1/22	600	600
2.80%, 10/1/23	250	243
Nordstrom, Inc., 2.30%, 4/8/24, Callable 10/27/22 @ 100	1,000	933
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)	1,000	911
		6,613

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.4%):
Albertsons Cos., Inc./ Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 2/15/23, Callable 12/15/22 @ 100 (a)	$1,000	$991

Energy (4.0%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	1,973
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	990
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	875	818
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,500	1,347
HF Sinclair Corp., 2.63%, 10/1/23 (a)	1,250	1,206
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	1,000	966
Murphy Oil Corp., 5.75%, 8/15/25, Callable 11/14/22 @ 101.44	1,000	974
PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/14/22 @ 102.88	1,500	1,388
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	325	324
Western Midstream Operating LP, 3.56% (LIBOR03M+185bps), 1/13/23 (b)	977	970
		10,956
Financials (10.4%):
Antares Holdings LP, 6.00%, 8/15/23, Callable 7/15/23 @ 100 (a)	1,107	1,096
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	500	497
Athene Global Funding, 4.56% (LIBOR03M+73bps), 1/8/24 (a)(b)	1,500	1,477
Aviation Capital Group LLC, 4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,280	1,237
Bank of America Corp.
3.95% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	997
3.18% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (b)	500	492
Blackstone Private Credit Fund
1.75%, 9/15/24	1,000	911
2.35%, 11/22/24	500	456
Brighthouse Financial Global Funding, 3.00% (SOFR+76bps), 4/12/24 (a)(b)	1,000	987
Citigroup, Inc.
3.28% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (b)	500	492
3.16% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100 (b)	1,000	974
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,371
Ford Motor Credit Co. LLC, 2.30%, 2/10/25, Callable 1/10/25 @ 100	1,000	892
FS KKR Capital Corp.
1.65%, 10/12/24	857	782
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	940
GA Global Funding Trust
3.43% (SOFR+50bps), 9/13/24 (a)(b)	1,000	971
3.85%, 4/11/25 (a)	500	476
Goldman Sachs Group, Inc., 3.43% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (b)	500	493
JPMorgan Chase & Co.
3.39% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (b)	500	492
3.79% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100 (b)(g)	1,000	954
Main Street Capital Corp., 4.50%, 12/1/22	1,000	998
New York Life Global Funding
2.82% (SOFR+22bps), 2/2/23 (a)(b)	1,000	999
2.80% (SOFR+31bps), 4/26/24 (a)(b)	500	496
Owl Rock Capital Corp., 3.75%, 7/22/25, Callable 6/22/25 @ 100	1,000	919
Owl Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100	1,500	1,260
Principal Life Global Funding II, 3.17% (SOFR+38bps), 8/23/24 (a)(b)	1,000	986
Santander Holdings USA, Inc., 5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100 (b)	1,000	978

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100 (a)	$1,550	$1,410
Synchrony Financial, 4.88%, 6/13/25, Callable 5/13/25 @ 100	750	725
The Charles Schwab Corp., 3.21% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (b)	1,000	972
The Goldman Sachs Group, Inc., 2.92% (SOFR+49bps), 10/21/24, Callable 10/21/23 @ 100 (b)	1,000	989
United Financial Bancorp, Inc., 5.75%, 10/1/24	1,000	974
		28,693
Health Care (0.4%):
Hikma Finance USA LLC, 3.25%, 7/9/25	500	465
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	602
		1,067
Industrials (2.6%):
American Airlines Pass Through Trust
4.95%, 1/15/23	151	149
4.38%, 6/15/24 (a)	758	703
Daimler Trucks Finance North America LLC, 4.05% (SOFR+100bps), 4/5/24 (a)(b)	1,000	997
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100 (a)	1,000	996
L3Harris Technologies, Inc., 3.99% (LIBOR03M+75bps), 3/10/23 (b)	500	500
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,462
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	2,094	1,956
United Airlines Pass Through Trust, 4.88%, 1/15/26	603	554
		7,317
Materials (0.6%):
Celanese US Holdings LLC
5.90%, 7/5/24	500	493
6.05%, 3/15/25	500	489
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	700	696
		1,678
Real Estate (1.0%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	942
GLP Capital LP GLP Financing II, Inc., 3.35%, 9/1/24, Callable 8/1/24 @ 100	1,000	949
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 11/14/22 @ 101.75 (a)	1,000	925
		2,816
Utilities (2.9%):
Atmos Energy Corp., 3.57% (LIBOR03M+38bps), 3/9/23, Callable 11/14/22 @ 100 (b)	1,500	1,496
Black Hills Corp., 1.04%, 8/23/24, Callable 10/27/22 @ 100	1,000	926
CenterPoint Energy, Inc., 3.34% (SOFR+65bps), 5/13/24, Callable 10/27/22 @ 100 (b)	1,500	1,483
CentrePoint Energy Resources Corp., 3.60% (LIBOR03M+50bps), 3/2/23, Callable 11/14/22 @ 100 (b)	718	717
Entergy Louisiana LLC, 0.95%, 10/1/24, Callable 11/14/22 @ 100	500	463
Metropolitan Edison Co., 4.00%, 4/15/25 (a)(g)	1,500	1,425
NextEra Energy Capital Holdings, Inc., 3.39% (SOFR+54bps), 3/1/23 (b)	1,000	999
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100 (a)	500	480
		7,989
Total Corporate Bonds (Cost $75,117)		72,076

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (17.6%)
Communication Services (0.4%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	$1,000	$997

Consumer Discretionary (0.3%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	1,030	941

Energy (0.6%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 11/14/22 @ 100 (a)	714	672
Petroleos Mexicanos, 4.25%, 1/15/25 (g)	1,000	920
		1,592
Financials (14.4%):
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	494
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	905
Banco Santander SA
4.05% (LIBOR03M+109bps), 2/23/23 (b)	1,000	1,000
3.54% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,000
Bank of Montreal, 3.59% (SOFR+62bps), 9/15/26, MTN (b)	1,500	1,441
BBVA Bancomer SA, 1.88%, 9/18/25 (a)	500	448
Commonwealth Bank of Australia, 3.49% (SOFR+52bps), 6/15/26 (a)(b)(g)	1,500	1,468
Cooperatieve Rabobank UA, 4.31% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,500
Credit Agricole SA, 3.80% (LIBOR03M+102bps), 4/24/23 (a)(b)	2,000	2,002
Credit Suisse AG, 2.99% (SOFR+39bps), 2/2/24 (b)	1,500	1,471
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100 (a)	1,000	906
Deutsche Bank AG
4.27% (LIBOR03M+123bps), 2/27/23 (b)	816	815
4.50%, 4/1/25	1,000	931
HSBC Holdings PLC
3.32% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (b)	1,000	972
4.31% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100 (b)	1,000	982
ING Groep NV
4.69% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100 (b)	500	494
3.87% (SOFR+164bps), 3/28/26, Callable 3/28/25 @ 100 (b)	750	711
Lloyds Banking Group PLC, 3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100 (b)	750	703
Macquarie Group Ltd., 3.02% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100 (a)(b)	1,000	980
Mizuho Financial Group, Inc., 3.69% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100 (b)	1,000	975
National Australia Bank Ltd., 2.89% (SOFR+65bps), 1/12/27 (a)(b)	1,250	1,223
NatWest Markets PLC
4.48% (SOFR+145bps), 3/22/25 (a)(b)	500	498
3.81% (SOFR+76bps), 9/29/26 (a)(b)	1,000	955
Nippon Life Insurance Co., 5.00% (LIBOR03M+424bps), 10/18/42, Callable 10/18/22 @ 100 (a)(b)	1,000	999
Nordea Bank Abp, 3.98% (LIBOR03M+94bps), 8/30/23 (a)(b)	1,000	1,001
Park Aerospace Holdings Ltd., 4.50%, 3/15/23, Callable 2/15/23 @ 100 (a)	750	745
Royal Bank of Canada
2.92% (SOFR+36bps), 7/29/24 (b)	1,000	984
3.19% (SOFR+59bps), 11/2/26, MTN (b)	500	478
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (b)	1,000	923
Skandinaviska Enskilda Banken AB, 3.88% (LIBOR03M+65bps), 12/12/22 (a)(b)	2,000	1,999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Societe Generale SA, 3.48% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100 (a)(b)	$1,700	$1,645
Sompo International Holdings Ltd., 4.70%, 10/15/22	500	499
Standard Chartered PLC, 3.56% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a)(b)(g)	1,500	1,501
Sumitomo Mitsui Trust Bank Ltd., 3.40% (SOFR+44bps), 9/16/24 (a)(b)	1,000	990
The Bank of Nova Scotia, 3.40% (SOFR+55bps), 3/2/26 (b)	1,250	1,207
The Toronto-Dominion Bank, 3.52% (SOFR+59bps), 9/10/26 (b)	1,500	1,449
UBS AG
3.17% (SOFR+32bps), 6/1/23 (a)(b)	500	499
3.01% (SOFR+36bps), 2/9/24 (a)(b)	500	497
Westpac Banking Corp., 3.38% (SOFR+52bps), 6/3/26 (b)	1,500	1,471
		39,761
Industrials (0.6%):
Aircastle Ltd.
4.40%, 9/25/23, Callable 8/25/23 @ 100	251	247
4.13%, 5/1/24, Callable 2/1/24 @ 100	750	722
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	900	757
		1,726
Materials (1.3%):
NOVA Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100 (a)	943	887
OCI NV, 4.63%, 10/15/25, Callable 11/11/22 @ 102.31 (a)	1,504	1,397
POSCO Holdings, Inc., 2.50%, 1/17/25 (a)(g)	510	479
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,000	970
		3,733
Total Yankee Dollars (Cost $50,453)		48,750

Municipal Bonds (4.2%)
California (0.6%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25	500	460
City of El Cajon CA Revenue, 0.93%, 4/1/24	640	606
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24	500	470
		1,536
Florida (0.3%):
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	740

Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25	300	271

Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23	300	288

Kentucky (0.4%):
County of Meade Revenue, Series B, 2.90%, 8/1/61, Continuously Callable @100(h)	1,200	1,200

Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	997

New Jersey (0.3%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	320	309
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	465
		774
New York (0.4%):
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,194

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Carolina (0.3%):
North Carolina Capital Facilities Finance Agency Revenue, Series B, 1.05%, 10/1/23	$825	$792

Pennsylvania (0.7%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 3.14%, 11/1/27, Callable 11/1/22 @ 100(h)	1,500	1,500
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	446
		1,946
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	336
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25	255	231
		567
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22)(a)(i)	1,250	1,245
Total Municipal Bonds (Cost $11,890)		11,550

U.S. Treasury Obligations (1.3%)(j)
U.S. Treasury Bills
5.02%, 10/6/22	1,500	1,500
2.69%, 10/18/22	1,000	999
3.52%, 12/15/22	1,000	994
Total U.S. Treasury Obligations (Cost $3,492)		3,493

Commercial Paper (11.5%)(j)
Arrow Electronics, Inc., 3.73%, 10/3/22 (a)	1,000	1,000
Aviation Capital Group LLC, 3.18%, 10/3/22 (a)	1,500	1,500
ConAgra Brands, Inc., 3.70%, 10/3/22 (a)	2,700	2,699
Constellation Brands, Inc., 3.64%, 10/5/22 (a)	1,000	1,000
Crown Castle, Inc.
3.62%, 10/4/22 (a)	1,500	1,499
3.66%, 10/11/22 (a)	500	500
3.70%, 10/18/22 (a)	1,000	998
Energy Transfer LP, 3.62%, 10/3/22	2,700	2,699
FMC Corp., 3.62%, 10/3/22 (a)	2,500	2,499
Fortune Brands Home Security, Inc.
3.49%, 10/3/22 (a)	1,000	1,000
3.49%, 10/4/22 (a)	1,500	1,499
Jabil, Inc.
3.82%, 10/3/22 (a)	750	750
3.82%, 10/4/22 (a)	2,000	1,999
Molson Coors Brewing Co., 3.33%, 10/4/22 (a)	500	500
Old Line Funding LLC, 3.13%, 10/26/22 (a)	1,000	998
Ovintiv, Inc., 3.39%, 10/24/22	1,000	998
Quanta Services, Inc.
3.68%, 10/6/22 (a)	500	500
3.71%, 10/11/22 (a)	1,500	1,498
3.74%, 10/14/22 (a)	500	499
Ridgefield Funding Co. LLC
3.09%, 10/3/22 (a)	1,300	1,299
3.10%, 10/6/22 (a)	500	500
Targa Resources Corp.
3.04%, 10/5/22 (a)	2,000	1,999
3.09%, 10/12/22 (a)	800	799
Viatris, Inc.
3.62%, 10/3/22 (a)	1,550	1,549

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
3.62%, 10/4/22 (a)	$1,000	$1,000
Total Commercial Paper (Cost $31,783)		31,781
Collateral for Securities Loaned (0.5%)^
HSBC U.S. Government Money Market Fund I Shares, 2.91% (k)	1,514,217	1,514
Total Collateral for Securities Loaned (Cost $1,514)		1,514
Total Investments (Cost $285,965) — 100.3%		276,896
Liabilities in excess of other assets — (0.3)%		(821)
NET ASSETS - 100.00%		$276,075

At September 30, 2022, the Fund's investments in foreign securities were 22.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $169,535 thousands and amounted to 61.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(d)	Security is interest only.
(e)	Zero-coupon bond.
(f)	Rounds to less than $1 thousand.
(g)	All or a portion of this security is on loan.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Put Bond.
(j)	Rate represents the effective yield at September 30, 2022.
(k)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y—1 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR30A—30-day average of SOFR, rate disclosed as of September 30, 2022.
SOFRINDX—SOFR Index measures the cumulative impact of compounding the SOFR each business day.
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of September 30, 2022.
TSFR3M—3 month Term SOFR, rate disclosed as of September 30, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.